    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 16, 1998
                          REGISTRATION NOS.: 333-57791
                                                                       811-08837

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT
         UNDER THE SECURITIES ACT OF 1933                               [ ]
Pre-Effective Amendment No. 2                                           [X]
Post-Effective Amendment No. ___                                        [ ]

                                     and/or

REGISTRATION STATEMENT
         UNDER THE INVESTMENT COMPANY ACT OF 1940                       [X]
Amendment No. 2

                        (Check appropriate box or boxes)

                         THE SELECT SECTOR SPDR(R) TRUST
               (Exact Name of Registrant as Specified in Charter)
                               225 Franklin Street
                           Boston, Massachusetts 02110
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (303) 623-2577

                             Joseph J. McBrien, Esq.
                           Vice President and Counsel
                       State Street Bank and Trust Company
                            1776 Heritage Drive, A4N
                     North Quincy, Massachusetts 02171-2197
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Stuart M. Strauss, Esq.
                  Gordon Altman Butowsky Weitzen Shalov & Wein
                        147 West 47th Street, 20th Floor
                            New York, New York 10036

                           Kathleen H. Moriarty, Esq.
                            Carter Ledyard & Milburn
                                  2 Wall Street
                               New York, NY 10005

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

         As soon as practicable after the effective date of this registration statement.

         THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                              CROSS REFERENCE SHEET
N-1A Item No.

(PART A)
         Item 1.    Cover Page
         Item 2.    Synopsis
         Item 3.    Condensed Financial Information
         Item 4.    General Description of Registrant
         Item 5.    Management of the Fund
         Item 5A.   Management's Discussion of Fund Performance
         Item 6.    Capital Stock and Other Securities
         Item 7.    Purchase of Securities Being Offered
         Item 8.    Redemption or Repurchase
         Item 9.    Legal Proceedings
(PART B)
         Item 10.   Cover Page
         Item 11.   Table of Contents
         Item 12.   General Information and History
         Item 13.   Investment Objectives and Policies
         Item 14.   Management of the Registrant
         Item 15.   Control Persons and Principal Holders of Securities
         Item 16.   Investment Advisory and Other Services
         Item 17.   Brokerage Allocation
         Item 18.   Capital Stock and Other Securities
         Item 19.   Purchase, Redemption and Pricing of Securities
                    Being Offered
         Item 20.   Tax Status
         Item 21.   Underwriters
         Item 22.   Calculations of Performance Data
         Item 23.   Financial Statements
(PART C)
         Item 24.   Financial Statements and Exhibits
         Item 25.   Persons Controlled by or Under Common Control
         Item 27.   Number of Holders of Securities
         Item 27.   Indemnification
         Item 29.   Business and Other Connections of Investment
                    Adviser
         Item 30.   Location of Accounts and Records
         Item 31.   Management Services
         Item 32.   Undertakings

A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS DATED NOVEMBER 16, 1998

                        THE SELECT SECTOR SPDR(R) TRUST

     The Select Sector SPDR Trust (the "Trust") is an "index fund" consisting of a number of separate investment portfolios (each a "Select Sector SPDR Fund" or a "Fund" and collectively the "Select Sector SPDR Funds" or the "Funds"). The Funds offered by this Prospectus are: The Basic Industries Select Sector SPDR Fund; The Consumer Services Select Sector SPDR Fund; The Consumer Staples Select Sector SPDR Fund; The Cyclical/Transportation Select Sector SPDR Fund; The Energy Select Sector SPDR Fund; The Financial Select Sector SPDR Fund; The Industrial Select Sector SPDR Fund; The Technology Select Sector SPDR Fund; and The Utilities Select Sector SPDR Fund.

     The investment objective of each Select Sector SPDR Fund is to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in a particular sector or group of industries, as represented by a specified market sector index (each a "Select Sector Index"). Each Select Sector SPDR Fund is managed by State Street Bank and Trust Company.

     Each Select Sector SPDR Fund's shares of beneficial interest (the "Shares" or "Select Sector SPDRs") have been approved for listing on the American Stock Exchange LLC (the "AMEX"), subject to notice of issuance. The Select Sector SPDRs will trade on the AMEX at market prices. These prices may differ to some degree from the Select Sector SPDRs' net asset value. There is no assurance that active trading for Shares of a Select Sector SPDR Fund will develop. The Select Sector SPDR Funds' distributor, ALPS Mutual Funds Services, Inc. (the "Distributor"), will not maintain a secondary market in Shares of the Funds. Each Select Sector SPDR Fund issues and redeems Shares on a continuous basis -- at net asset value -- only in a large specified number of Shares called a "Creation Unit" principally in kind for securities included in the relevant Select Sector Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE SELECT SECTOR SPDR FUNDS.
                            ------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES IN EACH SELECT SECTOR SPDR FUND ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK.

     This Prospectus (dated              1998) explains concisely the
information you ought to know before investing in the Select Sector SPDR Funds. We suggest that you keep it for future reference.

     A Statement of Additional Information (dated              1998), which has
been filed with the SEC, provides more information about each Select Sector SPDR Fund. The Statement of Additional Information is incorporated herein by reference (i.e., is legally part of this Prospectus). It may be obtained without charge by writing to the Distributor, ALPS Mutual Funds Services, Inc., at 370 17th Street, Suite 3100, Denver, CO 80202, or by calling the following number:

                      Investor Information: (800) 843-2639

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF A SELECT SECTOR SPDR FUND'S SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ANY SELECT SECTOR SPDR FUND. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

     DEALERS EFFECTING TRANSACTIONS IN A SELECT SECTOR SPDR FUND'S SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

     "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500(R)", "500", "Standard & Poor's Depositary Receipts(R)", "SPDRs(R)", "Select Sector SPDR", "Select Sector SPDRs" and "Select Sector Standard & Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Prospectus Summary..........................................    1
Summary of Select Sector SPDR Fund Expenses.................    4
The Select Sector SPDR Funds and their Investment
  Objectives................................................    6
Who Should Invest?..........................................    6
Investment Policies and Strategies..........................    7
Investment Limitations......................................   10
Investment Considerations and Risks.........................   11
Management..................................................   14
Index License...............................................   16
Shareholder Guide...........................................   16
  Determination of Net Asset Value..........................   16
  Buying and Selling Select Sector SPDRs....................   16
  Creation and Redemption of Creation Units.................   17
  Distributions.............................................   19
  Tax Matters...............................................   19
  General Information.......................................   20
  Additional Information....................................   21

     EACH SELECT SECTOR INDEX IS BASED ON EQUITY SECURITIES OF PUBLIC COMPANIES THAT ARE COMPONENTS OF THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, SELECTED ON THE BASIS OF GENERAL INDUSTRY CLASSIFICATION, AND INCLUDED AS CONSTITUENT SECURITIES OF A PARTICULAR SELECT SECTOR INDEX BY MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MERRILL LYNCH" AND SOMETIMES REFERRED TO AS THE "INDEX COMPILATION AGENT") IN CONSULTATION WITH STANDARD & POOR'S, ("S&P"), A DIVISION OF THE MCGRAW-HILL COMPANIES, INC. THE AMEX ACTS AS "INDEX CALCULATION AGENT" IN CONNECTION WITH THE CALCULATION AND DISSEMINATION OF EACH SELECT SECTOR INDEX.

     SELECT SECTOR SPDRS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P. S&P MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SELECT SECTOR SPDRS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE SELECT SECTOR SPDRS PARTICULARLY OR THE ABILITY OF A SELECT SECTOR SPDR FUND TO TRACK THE PERFORMANCE OF THE VARIOUS SECTORS REPRESENTED IN THE STOCK MARKET. THE STOCKS INCLUDED IN EACH SELECT SECTOR INDEX WERE SELECTED BY THE INDEX COMPILATION AGENT IN CONSULTATION WITH S&P FROM A UNIVERSE OF COMPANIES REPRESENTED BY THE S&P 500 INDEX. THE COMPOSITION AND WEIGHTINGS OF THE STOCKS INCLUDED IN EACH SELECT SECTOR INDEX CAN BE EXPECTED TO DIFFER FROM THE COMPOSITION AND WEIGHTING OF STOCKS INCLUDED IN THE CORRESPONDING S&P 500 SECTOR INDEX THAT IS PUBLISHED AND DISSEMINATED BY S&P. S&P'S ONLY RELATIONSHIP TO THE INDEX COMPILATION AGENT IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF S&P AND OF THE S&P 500 INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO THE INDEX COMPILATION AGENT OR ANY SELECT SECTOR SPDR FUND. S&P HAS NO OBLIGATION TO TAKE THE NEEDS OF THE INDEX COMPILATION AGENT, THE TRUST OR THE OWNERS OF THE SELECT SECTOR SPDRS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P 500 INDEX. S&P IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN ANY DETERMINATION OR CALCULATION MADE WITH RESPECT TO ISSUANCE OR REDEMPTION OF THE SELECT SECTOR SPDRS. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SELECT SECTOR SPDRS.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR COMPLETENESS OF THE S&P 500 INDEX, THE SELECT SECTOR INDEXES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE INDEX COMPILATION AGENT, THE TRUST, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE SELECT SECTOR INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED UNDER THE LICENSE AGREEMENT OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE S&P 500 INDEX, THE SELECT SECTOR INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     THE SHARES ARE NOT SPONSORED OR PROMOTED BY EITHER THE INDEX CALCULATION AGENT OR THE INDEX COMPILATION AGENT.

     NEITHER THE INDEX CALCULATION AGENT NOR THE INDEX COMPILATION AGENT MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY SELECT SECTOR SPDR FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF THE INDEXES IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE SELECT SECTOR INDEXES IDENTIFIED HEREIN ARE DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO THE SHARES OF ANY SELECT SECTOR SPDR FUND OR THE ISSUER THEREOF. THE INDEX CALCULATION AGENT AND THE INDEX COMPILATION AGENT ARE NOT RESPONSIBLE FOR, NOR HAVE THEY PARTICIPATED IN, THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF ANY SELECT SECTOR SPDR FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE INDEX CALCULATION AGENT AND THE INDEX COMPILATION AGENT HAVE NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY SELECT SECTOR SPDR FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF ANY SELECT SECTOR SPDR FUND.

     ALTHOUGH MERRILL LYNCH -- AS THE INDEX COMPILATION AGENT -- SHALL OBTAIN AND PROVIDE INFORMATION TO THE AMEX -- AS THE INDEX CALCULATION AGENT -- FROM SOURCES WHICH IT CONSIDERS RELIABLE, THE INDEX COMPILATION AGENT AND THE INDEX CALCULATION AGENT DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY SELECT SECTOR INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX COMPILATION AGENT AND THE INDEX CALCULATION AGENT MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SELECT SECTOR INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE INDEX COMPILATION AGENT AND THE INDEX CALCULATION AGENT MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE SELECT SECTOR INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX COMPILATION AGENT OR THE INDEX CALCULATION AGENT HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                               PROSPECTUS SUMMARY

The Select Sector SPDR Funds
and their Investment
  Objectives..................   The Select Sector SPDR Funds offered by this
                                 Prospectus are: The Basic Industries Select
                                 Sector SPDR Fund; The Consumer Services Select
                                 Sector SPDR Fund; The Consumer Staples Select
                                 Sector SPDR Fund; The Cyclical/Transportation
                                 Select Sector SPDR Fund; The Energy Select
                                 Sector SPDR Fund; The Financial Select Sector
                                 SPDR Fund; The Industrial Select Sector SPDR
                                 Fund; The Technology Select Sector SPDR Fund;
                                 and The Utilities Select Sector SPDR Fund. Each
                                 Select Sector SPDR Fund is a separate
                                 investment portfolio of the Trust.

                                 The investment objective of each Select Sector SPDR Fund is to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in a particular sector or group of industries as represented by a specified Select Sector Index published by the AMEX. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the Standard & Poor's 500 Composite Stock Index (the "S&P 500"). The nine Select Sector Indexes upon which the Select Sector SPDR Funds are based together comprise all of the companies that are included in the S&P 500. See "Description of the Select Sector Indexes -- Construction and Maintenance Standards for the Select Sector Indexes," "The Select Sector SPDR Funds and their Investment Objectives," and "Investment Policies and Strategies."

Exchange-Traded Shares and
Creation Units................   The Shares have been approved for listing on
                                 the AMEX, subject to notice of issuance. The
                                 Shares will trade on the AMEX at market prices.
                                 These prices may differ from the Shares' net asset value. The initial price per Share of each Select Sector SPDR Fund is expected to be between $17 and $30, although there can be no assurance that Shares will trade in this range or that an active trading market will develop.

Trading of Select Sector SPDR
Fund   Shares on the AMEX.....   The respective AMEX trading symbols of the
                                 Select Sector SPDR Funds are as follows:

                                                                                                        TRADING
                                          SELECT SECTOR SPDR FUND                                       SYMBOL
                                          -----------------------                                       -------
                                          The Basic Industries Select Sector SPDR Fund................    XLB
                                          The Consumer Services Select Sector SPDR Fund...............    XLV
                                          The Consumer Staples Select Sector SPDR Fund................    XLP
                                          The Cyclical/Transportation Select Sector SPDR Fund.........    XLY
                                          The Energy Select Sector SPDR Fund..........................    XLE
                                          The Financial Select Sector SPDR Fund.......................    XLF
                                          The Industrial Select Sector SPDR Fund......................    XLI
                                          The Technology Select Sector SPDR Fund......................    XLK
                                          The Utilities Select Sector SPDR Fund.......................    XLU

                                 Each Select Sector SPDR Fund issues and redeems Shares at their net asset value only in a large specified number of Shares called a "Creation Unit." A Creation Unit of each Select Sector SPDR Fund consists of 50,000 Shares. Each Select Sector SPDR Fund generally issues and redeems Creation Units only in kind in exchange for a designated portfolio of equity securities included in its Select Sector Index and a relatively small cash payment. EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE SELECT SECTOR SPDR FUNDS. See "Buying and Selling Exchange-Traded Shares" and "Creation and Redemption of Creation Units."

Risks.........................   Unlike many investment companies, the Select
                                 Sector SPDR Funds are not actively "managed."
                                 Therefore, a Select Sector SPDR Fund would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Select Sector SPDR Fund's benchmark
                                 Select Sector Index. An investment in a Select
                                 Sector SPDR Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correspondence with any decline in value of the Select Sector
                                 SPDR Fund's applicable Select Sector Index.
                                 Select Sector SPDR Funds are subject to certain other risks, described under "Investment
                                 Considerations and Risks." Among other things, each Select Sector SPDR Fund is subject to the additional risks associated with concentrating its investments in companies in the market sector that its benchmark Select Sector Index targets.

Who Should Invest?............   Each Select Sector SPDR Fund is designed for
                                 investors who seek a relatively low-cost
                                 "passive" approach for investing in a portfolio of equity securities of companies in a particular sector or group of industries as represented by a specified Select Sector Index.

                                 Taken together, the Select Sector SPDR Funds are designed to represent all of the 500 stocks included in the S&P 500. Bought and sold separately, the Select Sector SPDR Funds are designed to enable investors to tailor asset allocations within the universe of S&P 500 companies to fit their particular investment needs. Each Select Sector SPDR Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of its benchmark Select Sector Index. See "Who Should Invest?" and "Investment Considerations and Risks."

Management of the Trust.......   Adviser.  State Street Bank and Trust Company
                                 ("State Street" or the "Adviser") is the investment adviser to each Select Sector SPDR
                                 Fund. The Adviser is responsible for the investment management of each Select Sector
                                 SPDR Fund, subject to the supervision of the Trust's Board of Trustees.

                                 Administrator.  State Street is the
                                 Administrator of each Select Sector SPDR Fund and will perform certain clerical, fund accounting, recordkeeping and bookkeeping services in such capacity.

                                 Custodian and Transfer Agent. State Street serves as the Custodian for the cash and portfolio securities of each Select Sector SPDR Fund. State Street also serves as the Transfer Agent for each Select Sector SPDR Fund

                                 Distributor. ALPS Mutual Funds Services, Inc. serves as the principal underwriter and Distributor of each Select Sector SPDR Fund's Creation Units. The Distributor does not maintain a secondary market in the Shares. See "Investment Considerations and Risks" and "Management."

                  SUMMARY OF SELECT SECTOR SPDR FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

     Exchange-Traded Shares. When buying or selling exchange-listed Shares, you will incur customary brokerage commissions and charges.

     Creation Units. In order to create (i.e., purchase) Creation Units of Shares, an investor generally must deposit a designated portfolio of equity securities included in the relevant Select Sector Index and make a small cash payment. See "Creation and Redemption of Creation Units" in this Prospectus and in the Statement of Additional Information for more detail. As of October 29, 1998, the approximate value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit ranged from approximately $1,000,000 to $1,400,000 depending on the Select Sector SPDR Fund (assuming the inclusion of all stocks in the relevant Select Sector Index in their exact weighting). A fixed transaction fee of $1,000 is applicable to each creation or redemption transaction regardless of the number of Creation Units created or redeemed in the transaction. An additional charge of up to three (3) times the fixed transaction fee (for a total charge of $4,000) may be charged with respect to transactions effected outside the Continuous Net Settlement System of the National Securities Clearing Corporation (the "NSCC") (discussed under "Shareholder Guide -- Creation and Redemption of Creation Units") and in the limited circumstances in which any cash may be used in lieu of securities to create or redeem Creation Units.

ANNUAL FUND OPERATING EXPENSES

     "ANNUAL FUND OPERATING EXPENSES" ARE THE ESTIMATED EXPENSES YOU WOULD INCUR AS A SHAREHOLDER OF A SELECT SECTOR SPDR FUND. ACTUAL EXPENSES MAY VARY. "Management Fees" are paid to the Adviser by each Select Sector SPDR Fund to provide the Fund with investment management services. In addition, a "unitary" fee is paid by each Select Sector SPDR Fund to State Street for the administration, custody and transfer agency services it provides to the Funds. The unitary fee is calculated based upon the aggregate net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is equal to the greater of: (a) a sliding scale fee calculated as follows: (i) .10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added);
(ii) .08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added); and (iii) .06% of average daily net assets on the remainder of net assets; or (b) a minimum fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund is added. The minimum fee will not be in effect for the first two years of the Trust's operation. Each Select Sector SPDR Fund will also bear all other expenses of its operation.

                                                     THE BASIC        THE CONSUMER      THE CONSUMER    THE CYCLICAL/
                                                 INDUSTRIES SELECT   SERVICES SELECT   STAPLES SELECT   TRANSPORTATION
                                                      SECTOR             SECTOR            SECTOR       SELECT SECTOR
                                                     SPDR FUND          SPDR FUND        SPDR FUND        SPDR FUND
                                                 -----------------   ---------------   --------------   --------------
I.  SHAREHOLDER TRANSACTION EXPENSES
A.  CREATION TRANSACTION EXPENSES
  Through NSCC(a)..............................       $1,000             $1,000            $1,000           $1,000
  Outside NSCC(a)..............................        Up to              Up to             Up to            Up to
                                                      $4,000             $4,000            $4,000           $4,000
B.  REDEMPTION TRANSACTION EXPENSES
  Through NSCC(b)..............................       $1,000             $1,000            $1,000           $1,000
  Outside NSCC(b)..............................        Up to              Up to             Up to            Up to
                                                      $4,000             $4,000            $4,000           $4,000
II.  ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fees..............................          .05%               .05%              .05%             .05%
  12b-1 Fees(c)................................          .25%               .25%              .25%             .25%
  Other Estimated Operating Expenses...........          .35%               .35%              .35%             .35%
                                                      ------             ------            ------           ------
  Total Expenses...............................          .65%               .65%              .65%             .65%

                                                                                                        THE
                                                  THE ENERGY     THE FINANCIAL   THE INDUSTRIAL     TECHNOLOGY     THE UTILITIES
                                                 SELECT SECTOR   SELECT SECTOR    SELECT SECTOR    SELECT SECTOR   SELECT SECTOR
                                                   SPDR FUND       SPDR FUND        SPDR FUND        SPDR FUND       SPDR FUND
                                                 -------------   -------------   ---------------   -------------   -------------
I.  SHAREHOLDER TRANSACTION EXPENSES
A.  CREATION TRANSACTION EXPENSES
  Through NSCC(a)..............................     $1,000          $1,000           $1,000           $1,000          $1,000
  Outside NSCC(a)..............................      Up to           Up to            Up to            Up to           Up to
                                                    $4,000          $4,000           $4,000           $4,000          $4,000
B.  REDEMPTION TRANSACTION EXPENSES
  Through NSCC(b)..............................     $1,000          $1,000           $1,000           $1,000          $1,000
  Outside NSCC(b)..............................      Up to           Up to            Up to            Up to           Up to
                                                    $4,000          $4,000           $4,000           $4,000          $4,000
II.  ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fees..............................        .05%            .05%             .05%             .05%            .05%
  12b-1 Fees(c)................................        .25%            .25%             .25%             .25%            .25%
  Other Estimated Operating Expenses...........        .35%            .35%             .35%             .35%            .35%
                                                    ------          ------           ------           ------          ------
  Total Expenses...............................        .65%            .65%             .65%             .65%            .65%

---------------
(a) The creation transaction fee is the same regardless of the number of Creation Units being purchased pursuant to any one creation order. One Creation Unit consists of 50,000 Shares.

(b) The redemption transaction fee is the same regardless of the number of Creation Units being redeemed pursuant to any one redemption order. One Creation Unit consists of 50,000 Shares.

(c) Subject to an aggregate maximum of .25% per annum of the average net assets of each Select Sector SPDR Fund, the Distributor (i) will receive a distribution fee pursuant to such Select Sector SPDR Fund's Rule 12b-1 plan (adopted by the Board of Trustees) as compensation for certain distribution-related services, will be paid an asset-based fee for its administrative services with respect to the Rule 12b-1 plan and will be reimbursed for certain expenditures related to the distribution of Shares; and (ii) may enter into agreements whereby certain broker-dealers or other persons may receive a portion of the Rule 12b-1 fee(s) not to exceed , in the case of any such broker-dealer or other entity, .10% per annum of such Select Sector SPDR Fund's average daily net assets, as compensation for services provided to shareholders and educational and promotional services relating to the Shares. See "Management -- Distributor" in this Prospectus. A long-term shareholder of a Select Sector SPDR Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charges otherwise permitted by the rules of the National Association of Securities Dealers, Inc.

EXAMPLES OF EXPENSES.

     Each Select Sector SPDR Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Select Sector Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Select Sector Index), assuming a 5% annual return. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE SELECT SECTOR SPDR FUNDS ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED SELECT SECTOR SPDR FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.

     An investor would pay the following expenses, assuming no redemptions:

                                                              1 YEAR    3 YEARS
                                                               ($)        ($)
                                                              ------    -------
The Basic Industries Select Sector SPDR Fund................  66.63     208.66
The Consumer Services Select Sector SPDR Fund...............  66.63     208.66
The Consumer Staples Select Sector SPDR Fund................  66.63     208.66
The Cyclical/Transportation Select Sector SPDR Fund.........  66.63     208.66
The Energy Select Sector SPDR Fund..........................  66.63     208.66
The Financial Select Sector SPDR Fund.......................  66.63     208.66
The Industrial Select Sector SPDR Fund......................  66.63     208.66
The Technology Select Sector SPDR Fund......................  66.63     208.66
The Utilities Select Sector SPDR Fund.......................  66.63     208.66

THE SELECT SECTOR SPDR FUNDS AND THEIR INVESTMENT OBJECTIVES

     Each Select Sector SPDR Fund is a separate investment portfolio of the Trust, which is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Select Sector SPDR Fund is classified as a "non-diversified" investment company under the 1940 Act.

     The investment objective of each Select Sector SPDR Fund is to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded securities in a particular sector or group of industries as represented by a specified Select Sector Index published by the AMEX. The companies included in each Select Sector Index are selected on the basis of general industry classification from the universe of companies defined by the S&P 500. The nine Select Sector Indexes upon which the Select Sector SPDR Funds are based together comprise all of the companies that are included in the S&P 500. Each Select Sector SPDR Fund's investment objective is a fundamental policy and cannot be changed unless a majority of shareholders approves the change.

     There can be no assurance that a Select Sector SPDR Fund will achieve its investment objective. In this regard, please refer to the "Investment Policies and Strategies" and "Investment Considerations and Risks" sections in this Prospectus and the Statement of Additional Information.

WHO SHOULD INVEST?

     Each Select Sector SPDR Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a particular sector or group of industries represented by a specified market Select Sector Index published by the AMEX. Taken together, the Select Sector SPDR Funds are designed to represent each of the 500 stocks included in the S&P 500. Bought and sold separately, the Select Sector SPDR Funds are intended to enable investors to tailor asset allocations within the universe of S&P 500 companies to fit their particular investment needs. Unlike actively managed equity mutual funds that attempt to "beat" market averages, each Select Sector SPDR Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of its benchmark Select Sector Index.

     Select Sector SPDR Funds may be suitable for long term investment in the market or market segment represented in the relevant Select Sector Index. Shares of each Select Sector SPDR Fund may also be used as an asset allocation tool or as a speculative trading instrument. Unlike many conventional mutual funds which are only bought and sold at closing net asset values, each Select Sector SPDR Fund's Shares have been designed to be tradable in a secondary market on the AMEX on an intraday basis and to be created and redeemed principally in kind in Creation Units at each day's next calculated net asset value. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of a Select Sector SPDR Fund that could arise from frequent cash creation and redemption transactions that affect the net asset value of such Fund. Moreover, in contrast to conventional mutual funds where redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Select Sector SPDR Funds generally will not lead to a tax event for ongoing shareholders.

INVESTMENT POLICIES AND STRATEGIES

     Indexing Investment Approach. The Select Sector SPDR Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, each Select Sector SPDR Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of its benchmark Select Sector Index by investing in a portfolio of stocks that seeks to replicate the relevant Select Sector Index or through the use of quantitative analytical procedures to approximate Select Sector Index performance.

     The Adviser anticipates that, generally, each of the Select Sector SPDR Funds will hold all of the securities which comprise its benchmark Select Sector Index. There may, however, be instances where a stock in the applicable Select Sector Index is not held or is not held in the same weightings as in the Select Sector Index. In certain instances, the Adviser may choose to overweight another stock in the Select Sector Index, purchase securities not included within the Select Sector Index which the Adviser believes are appropriate to substitute for the Select Sector Index securities or utilize various combinations of other available investment techniques in seeking to track accurately the benchmark Select Sector Index or for the reasons described below. To the extent that a Select Sector SPDR Fund does not invest in every component security of its applicable Select Sector Index in the proportions dictated by the Select Sector Index, it may not track the Select Sector Index with the same degree of accuracy as an investment vehicle which does. The Adviser believes that, over time, the "tracking error" of a Select Sector SPDR Fund relative to the performance of its benchmark Select Sector Index, adjusted for the effect of Fund expenses, will be less than 5%. A tracking error of 5% means that there is a 68% probability that the net asset value of each Select Sector SPDR Fund (adjusted for the effect of Fund expenses) will be within plus or minus 5% of the relevant Select Sector Index level after one year, without modifying (or "rebalancing") the Select Sector Index or the Select Sector SPDR Fund's portfolio composition. Over time, the securities holdings of each Select Sector SPDR Fund may be rebalanced to reflect changes in the composition of the relevant Select Sector Index. A Select Sector SPDR Fund would incur transaction costs and other expenses as a result of a rebalancing. Factors such as timing differences on rebalancing, Fund expenses, taxes, the need to comply with the diversification and other requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and the existence of uninvested assets in a Select Sector SPDR Fund may also impact a Select Sector SPDR Fund's performance in tracking the Select Sector Index. The Adviser regularly monitors the correlation between each Select Sector SPDR Fund and its benchmark Select Sector Index and in the event that tracking error exceeds 5%, the Adviser will determine what, if any, additional investment changes may need to be made.

     Each Select Sector SPDR Fund has the policy to remain as fully invested as practicable in a pool of equity securities. Each Select Sector SPDR Fund will normally invest at least 95% of its total assets in common stocks that comprise the relevant Select Sector Index. A lesser percentage may be so invested to the extent that the Adviser needs additional flexibility to comply with the requirements of the Internal Revenue Code and other regulatory requirements or, in limited circumstances, to assist in meeting shareholder redemptions of Creation Units.

     Each Select Sector SPDR Fund may invest its remaining assets in money market instruments or funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act), in repurchase agreements, in stocks that are in the relevant market but not the relevant Select Sector Index (as indicated above), in convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular stock or stock index), exchange traded stock index futures, exchange traded options on futures, stock or stock indexes as well as options on the Shares. These investments may also be made temporarily to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions of Creation Units. See "Investment Policies and Restrictions" in the Statement of Additional Information for a discussion of the risks of these investments. At present, there are no exchange traded futures or options on the Select Sector Indexes but these investments may be available in the future. The AMEX has advised the Trust that it currently anticipates that options on the Shares will be listed on the AMEX at the same time that the Shares are available for trading, although there is no assurance in this regard. The Select Sector SPDR Funds will not use these instruments to leverage their securities holdings or for speculative purposes. Certain of the risks typically associated with such contracts, e.g., that the portfolio manager's view of future market movements may be mistaken, therefore would not be applicable to the Trust. The Select Sector SPDR Funds also will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

     Although the Select Sector Index underlying each Select Sector SPDR Fund will generally not be subject to frequent or large changes, giving the underlying portfolio many of the characteristics of a long-term investment, periodic changes in the Select Sector Index may occur as a result of capital changes, e.g., mergers, spin offs, or a change in the business or character of a component company, or additions to, or removals from, the S&P 500. Because of the passive investment management approach of each Select Sector SPDR Fund, the portfolio turnover rate is expected to be under 50%, a generally lower turnover rate than for many other investment companies. The Adviser anticipates that it will take approximately three business days for additions and deletions to the S&P 500 to be reflected in the portfolio composition of each Select Sector SPDR Fund.

     Lending Securities. Each Select Sector SPDR Fund may lend securities from its holdings to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. Because U.S. government securities or other assets that are pledged as collateral to the Select Sector SPDR Funds in connection with these loans generate income, securities lending may enable each Select Sector SPDR Fund to earn income that may partially offset its expenses. This may reduce the effect that expenses have on a Select Sector SPDR Fund's ability to provide investment results that correspond generally to the performance of its benchmark Select Sector Index. Each Select Sector SPDR Fund will receive collateral equal to at least 100% of the current market value of the loaned securities. The Select Sector SPDR Funds may invest cash collateral in high quality short-term debt securities or in funds which invest exclusively in such securities.

     Borrowing Money. Each Select Sector SPDR Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes. To the extent that a Select Sector SPDR Fund borrows money, it may be leveraged; at such times, the Select Sector SPDR Fund may appreciate or depreciate in value more rapidly than its benchmark Select Sector Index.

     Investment Concentration. Each Select Sector SPDR Fund will concentrate its investments in an industry to the extent that its relevant Select Sector Index concentrates in such industry.

     Fundamental Policies. The concentration policy of each Select Sector SPDR Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other investment policies is a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. However, shareholders would be notified prior to any material change in these policies.

                    DESCRIPTION OF THE SELECT SECTOR INDEXES

     Each Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movement of baskets of the equity securities of public companies that are components of the S&P 500 selected on the basis of general industry classification.

CONSTRUCTION AND MAINTENANCE STANDARDS FOR THE SELECT SECTOR INDEXES

     Each Select Sector Index has been developed and will be maintained in accordance with the following criteria:

     - Each of the component securities in a Select Sector Index will be a constituent company of the S&P 500.

     - Each stock in the S&P 500 will be allocated to one and only one of the Select Sector Indexes.

     - Each constituent stock of the S&P 500 has been assigned to a Select Sector Index by the Index Compilation Agent. The Index Compilation Agent, after consultation with Standard & Poor's, assigns a company's stock to a particular Select Sector Index on the basis of such company's sales and earnings composition and the sensitivity of the company's stock price and business results to the common factors that affect other companies in each Select Sector Index. Standard & Poor's has sole control over the removal of stocks from the S&P 500 and the selection of replacement stocks to be added to the S&P 500. However, Standard & Poor's plays only a consulting role in the Select Sector Index assignment of the S&P 500 component stocks, which is the sole responsibility of the Index Compilation Agent.

     - Each Select Sector Index is calculated by the AMEX's Index Services Group using a modified "market capitalization" methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the number of shares of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. See "Construction and Maintenance Standards for the Select Sector Indexes" in the Statement of Additional Information.

THE BASIC INDUSTRIES SELECT SECTOR INDEX

     The Basic Industries Select Sector Index consists of certain public companies that are components of the S&P 500 and that are in basic industries. Basic Industries include integrated steel products, chemicals, fibers, paper and gold. This Index was composed of 58 component stocks as of September 30, 1998.

THE CONSUMER SERVICES SELECT SECTOR INDEX

     The Consumer Services Select Sector Index consists of certain public companies that are components of the S&P 500 and that are consumer services firms. Consumer services include entertainment and publishing, prepared foods, medical services, lodging and gaming. This Index was composed of 45 component stocks as of September 30, 1998.

THE CONSUMER STAPLES SELECT SECTOR INDEX

     The Consumer Staples Select Sector Index consists of certain public companies that are components of the S&P 500 and that are involved in the development and production of consumer staples. Consumer staples include cosmetic and personal care, pharmaceuticals, soft drinks, tobacco and food products. This Index was composed of 69 component stocks as of September 30, 1998.

THE CYCLICAL/TRANSPORTATION SELECT SECTOR INDEX

     The Cyclical/Transportation Select Sector Index consists of certain public companies that are components of the S&P 500 and that are in the development and production of cyclical products or the transportation industry. Cyclical and transportation products include building materials, retailers, appliances, housewares, air transportation, automotive manufacturing, shipping and trucking. This Index was composed of 69 component stocks as of September 30, 1998.

THE ENERGY SELECT SECTOR INDEX

     The Energy Select Sector Index consists of certain public companies that are components of the S&P 500 and that are involved in the development and production of energy products. Energy companies in the Index develop and produce crude oil and natural gas, and provide drilling and other energy related services. This Index was composed of 33 component stocks as of September 30, 1998.

THE FINANCIAL SELECT SECTOR INDEX

     The Financial Select Sector Index consists of certain public companies that are components of the S&P 500 and that are involved in the development and production of financial products. Companies in the Index include a wide array of diversified financial services firms whose business lines range from investment management to commercial and business banking. This Index was composed of 75 component stocks as of September 30, 1998.

THE INDUSTRIAL SELECT SECTOR INDEX

     The Industrial Select Sector Index consists of certain public companies that are components of the S&P 500 and that are involved in the development and production of industrial products, including electrical equipment, construction equipment, waste management services and industrial machinery products. This Index was composed of 35 component stocks as of September 30, 1998.

THE TECHNOLOGY SELECT SECTOR INDEX

     The Technology Select Sector Index consists of certain public companies that are components of the S&P 500 and that are involved in the development and production of technology products. Technology products include products developed by defense manufacturers, telecommunications equipment, microcomputer components, integrated computer circuits and process monitoring systems. This Index was composed of 77 component stocks as of September 30, 1998.

THE UTILITIES SELECT SECTOR INDEX

     The Utilities Select Sector Index consists of certain public companies that are components of the S&P 500 and are in the utilities industry. Utilities include communication services, electrical power providers and natural gas distributors. This Index was composed of 39 component stocks as of September 30, 1998.

INVESTMENT LIMITATIONS

     Each Select Sector SPDR Fund intends to observe certain limitations on its investment practices. Generally, a Select Sector SPDR Fund may not:

     - lend cash or other assets, except that a Select Sector SPDR Fund may lend its securities holdings in an amount not to exceed 33% of the value of its total assets;

     - borrow money, except from banks for temporary or emergency purposes in an amount up to 10% of the value of its total assets, and a Select Sector SPDR Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding (this limitation on purchases does not apply to acceptance by the Select Sector SPDR Fund of a deposit principally of securities included in the relevant Select Sector Index for creation of Creation Units);

     - pledge or otherwise encumber its assets, except to secure permitted borrowings (for these purposes collateral arrangements with respect to options and futures are not deemed to involve a pledge of assets).

     These investment limitations and certain additional limitations described in the Statement of Additional Information may be changed only with shareholder approval.

INVESTMENT CONSIDERATIONS AND RISKS

  General Risks

     You can lose money by investing in a Select Sector SPDR Fund.

     Unlike many investment companies, the Select Sector SPDR Funds are not actively "managed." Therefore, a Select Sector SPDR Fund would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Select Sector SPDR Fund's benchmark Select Sector Index. An investment in a Select Sector SPDR Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correspondence with any decline in value of the Select Sector SPDR Fund's applicable Select Sector Index.

     Lack of Diversification. Each Select Sector SPDR Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Select Sector SPDR Fund.

     The stocks of particular issuers, or of issuers in particular industries, may represent a large portion of a Select Sector Index. Consequently, a Select Sector SPDR Fund may be more adversely affected by the performance of one security (or group of securities) and be subject to greater price volatility than a more diversified investment company. Also, a Select Sector SPDR Fund may be more susceptible to any single economic, political or regulatory occurrence than the securities holdings of an investment company that is more broadly diversified than the Select Sector SPDR Fund.

     Absence of Prior Active Market. Each Select Sector SPDR Fund is a newly organized series of an investment company with no operating history. While the Shares have been approved for listing on the AMEX, subject to notice of issuance, there can be no assurance that active trading markets for the Shares will develop or be maintained. The Distributor does not maintain a secondary market in the Shares. The fact that a number of similar products, such as SPDRs, MidCap SPDRs, DIAMONDS(SM)* and 17 series of World Equity Benchmark Shares(SM) ("WEBS")**, have traded on the AMEX for varying periods of time (up to five and one half years) may or may not be indicative of the chances for active trading and liquidity in the Shares of the Funds described herein.

     Trading Issues. Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of a Select Sector SPDR Fund will continue to be met or will remain unchanged.

     Fluctuation of Net Asset Value. The net asset value of the Shares will fluctuate with changes in the market value of a Select Sector SPDR Fund's securities holdings. The market prices of Shares will fluctuate in accordance with changes in net asset value and supply and demand on the AMEX. The Adviser cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Select Sector Index trading individually or in the aggregate at any point in time. However, given that Shares can be created

---------------

      * DIAMONDS is a service mark of Dow Jones, Inc.

     ** WEBS and World Equity Benchmark Shares are service marks of Morgan
        Stanley Group, Inc.

and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained.

     Foreign Investments. Each Select Sector SPDR Fund may invest in foreign securities or American Depository Receipts, if any, included in its benchmark Select Sector Index. Foreign investments may involve additional risks and considerations. These risks include, for example, fluctuations in foreign currency, as well as the political and economic risks of an issuer's country. Securities of foreign companies may be more volatile than securities of U.S. companies. In addition, many European countries are about to adopt a single European currency, the euro (the "Euro Conversion"). The consequences of the Euro Conversion for foreign exchange rates, interest rates and the value of European securities eligible for purchase by a Select Sector SPDR Fund are presently unclear. Such consequences may adversely affect the value and/or increase the volatility of securities held by a Select Sector SPDR Fund.

     Lending of Securities. Although each Select Sector SPDR Fund receives collateral in connection with all loans of its securities holdings, a Select Sector SPDR Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Select Sector SPDR Fund bears the risk of loss of any cash collateral that it invests.

     Leverage. To the extent that a Select Sector SPDR Fund borrows money, it may be leveraged. Leveraging generally exaggerates the effect on net asset value of any increase or decrease in the market value of a Select Sector SPDR Fund's portfolio securities.

     Year 2000. The services provided to the Select Sector SPDR Funds by their various service providers depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Select Sector SPDR Funds' service providers have been working actively on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

ADDITIONAL RISKS OF EACH SELECT SECTOR SPDR FUND

     Each Select Sector SPDR Fund is subject to the additional risks associated with concentrating its investments in companies in the market sector that its benchmark Select Sector Index targets. These risks include:

     The Basic Industries Select Sector SPDR Fund. Basic industries in this Select Sector Index include integrated steel products, chemicals, fibers, paper and gold. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which are influenced by an individual company's profitability and broader factors such as interest rates and cross-border competition. The industrial sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

     The Consumer Services Select Sector SPDR Fund. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

     The Consumer Staples Select Sector SPDR Fund. Companies in this Select Sector Index are involved in the development and production of consumer staples. These products include cosmetic and personal care, pharmaceuticals, soft drinks, tobacco and food products. Such companies are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, soft drink, and fashion-related products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

     The Cyclical/Transportation Select Sector SPDR Fund. Companies in this Select Sector Index are in the transportation industry or involved in the development of cyclical products. These products include building materials, retailers, appliances, housewares, air transportation, automotive manufacturing, shipping and trucking. Companies involved in the building industry may be affected by a variety of factors such as government spending on housing subsidies, public works, and transportation facilities. Other factors include changes in interest rates, consumer confidence and spending, taxation, demographic patterns, the level of new and existing home sales and other economic activity. Transportation stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs. The United States has been deregulating these industries but it is uncertain whether this trend will continue and what its effect will be. See also "The Consumer Services Select Sector SPDR Fund".

     The Energy Select Sector SPDR Fund. Energy companies in this Select Sector Index develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact this Select Sector SPDR Fund's performance.

     The Financial Select Sector SPDR Fund. Companies in this Select Sector Index include a wide array of diversified financial services firms whose business lines range from investment management to commercial and business banking. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Insurance companies may be subject to severe price competition. Legislation is currently being considered that would reduce the separation between commercial and investment banking businesses. If enacted, this legislation could significantly impact the sector and the Fund.

     The Industrial Select Sector SPDR Fund. Companies in this Select Sector Index are involved in the development and production of industrial products, including construction equipment, waste management services, and industrial machinery products. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions will likewise affect the performance of these companies. See also "The Basic Industries Select Sector SPDR Fund", "The Consumer Services Select Sector SPDR Fund" and "The Cyclical/Transportation Select Sector SPDR Fund".

     The Technology Select Sector SPDR Fund. Technology companies in this Select Sector Index include companies that are involved in the development and production of technology products. Those products include products developed by defense manufacturers, telecommunications equipment, microcomputer components, integrated computer circuits and process monitoring systems. The financial condition of, and investor interest in, defense companies are heavily influenced by governmental defense spending policies. Defense spending is under pressure from efforts to control the U.S. budget. Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. Also, many of the products and services offered by technology companies are subject to the risk of rapid obsolescence.

     The Utilities Select Sector SPDR Fund. Utilities included in this Select Sector Index include communication services, electrical power providers and natural gas distributors. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to affect adversely earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

     Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

     You should consider the risks of investing in each Select Sector SPDR Fund that are more fully discussed in the Statement of Additional Information.

MANAGEMENT

     Board of Trustees. The Board of Trustees of the Trust has responsibility for the overall management of each Select Sector SPDR Fund, including general supervision of the Adviser and other service providers. A list of the Trustees and the Trust officers, and their present positions and principal occupations are provided in the Statement of Additional Information.

     Adviser. Under the terms of an Investment Advisory Agreement, State Street serves as the Adviser to each Select Sector SPDR Fund and, subject to the supervision of the Board of Trustees, will be responsible for the investment management of the Select Sector SPDR Funds. As of June 30, 1998, the Adviser managed approximately $470.3 billion in assets, including $225.2 billion in index funds. The Adviser's principal business address is 225 Franklin Street, Boston, Massachusetts 02210.

     For the services provided to the Select Sector SPDR Funds under the Investment Advisory Agreement, each Fund will pay the Adviser monthly fees based on a percentage of each Fund's average daily net assets at the annual rate of
 .05%. From time to time, the Adviser may waive all or a portion of its fee.

     Administrator, Custodian, and Transfer Agent. State Street is the administrator (the "Administrator") for each Select Sector SPDR Fund, the custodian (the "Custodian") of each Select Sector SPDR Fund's assets, and provides transfer agency services (the "Transfer Agent") to the Select Sector SPDR Funds. State Street is paid a "unitary fee" for these services. See "Annual Fund Operating Expenses." The unitary fee is equal to the greater of: (a) a sliding scale fee calculated as follows: (i) .10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added);
(ii) .08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added); and (iii) .06% of average daily net assets on the remainder of net assets; or (b) a minimum fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund is added. The minimum fee will not be in effect for the first two years of the Trust's operation. Each Select Sector SPDR Fund will also bear all other expenses of its operation.

     Lending Agent. State Street, the lending agent for the Trust, will cause the delivery of loaned securities from each Select Sector SPDR Fund to borrowers, arrange for the return of loaned securities to the Select Sector SPDR Fund at the termination of the loans, request deposit of collateral, monitor daily the value of the loaned securities and collateral, request that borrowers add to the collateral when required by the loan agreements, and provide recordkeeping and accounting services necessary for the operation of the program. For its services, the lending agent will receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

     Distributor. ALPS Mutual Funds Services, Inc. is the Distributor of each Select Sector SPDR Fund's Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

     The Board of Trustees of the Trust has adopted for each Select Sector SPDR Fund a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to .25% of its average daily net assets per annum for certain distribution-related activities. Payments will be made by each Select Sector SPDR Fund to compensate the Distributor for distribution-related services in an amount calculated daily and payable monthly as follows: (1) the Fund's allocable portion of the amount of $225,000 per annum for acting as agent of the Fund with respect to the sale of Creation Units of its Shares; and (2) for administering the Select Sector SPDR Funds' 12b-1 plans, each Fund's allocable portion of .01% per annum of the average aggregate daily net assets of all Funds that have adopted a 12b-1 plan up to and including aggregate net assets of $1 billion; plus .0075% per annum of aggregate net assets in excess of $1 billion up to and including $2.5 billion; plus .005% per annum of aggregate net assets in excess of $2.5 billion up to and including $5 billion plus .0025% of aggregate net assets in excess of $5 billion. Subject to the approval of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as such term is defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Rule 12b-1 plans, additional fees not to exceed .25% of average daily net assets per annum after taking into account the compensation payments to the Distributor (described above) may be paid pursuant to investor services agreements entered into by the Distributor with broker-dealers or other financial institutions to provide distribution assistance and shareholder support, account maintenance and educational and promotional services (which may include compensation and sales incentives to the registered brokers or other sales personnel of the broker-dealer or other financial entity that is a party to an investor services agreement). Fees paid to any one broker-dealer or financial institution pursuant to an investor services agreement may not exceed .10% per annum of a Fund's average daily net assets. To the extent any additional payments may be made without exceeding .25% of average daily net assets per annum after taking into account compensation payments to the Distributor and payments pursuant to investor services agreements, payments may be made to reimburse the Distributor or another party pursuant to arrangements with the Distributor for promotional and marketing activities related to the sale of Shares including, but not limited to, printing and distribution of prospectuses and statements of additional information for investors and the production and distribution of advertisement and other promotional, sales and marketing materials relating to the sale of Shares. Distribution expenses incurred in any one year in excess of
 .25% of a Fund's average daily net assets may be reimbursed in subsequent years subject to the annual .25% limit. The fees paid by a Select Sector SPDR Fund under its 12b-1 plan as compensation for distribution, marketing or shareholder services for that Fund may exceed the expenses actually incurred by the recipients of such fees. Each 12b-1 plan and related agreement is subject to approval annually by the Board of Trustees in accordance with the requirements of Rule 12b-1. For additional information, see "Management of the Trust -- The Distributor" in the Statement of Additional Information. The Distributor's principal business address is 370 17th Street, Suite 3100, Denver, CO 80202.

INDEX LICENSE

     Standard & Poor's, the AMEX and Merrill Lynch have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which provides that each Select Sector SPDR Fund will pay a one time fee to Standard & Poor's of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to Standard & Poor's equal to the greater of .03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to .03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to Standard & Poor's during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of such Fund.

SHAREHOLDER GUIDE

   DETERMINATION OF NET ASSET VALUE

     Net asset value per Share for each Select Sector SPDR Fund is computed by dividing the value of the net assets of such Select Sector SPDR Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Select Sector SPDR Fund is calculated by the Custodian and determined each business day after the close of trading (ordinarily 4:00 p.m., Eastern time) of the New York Stock Exchange ("NYSE").

   BUYING AND SELLING SELECT SECTOR SPDRS

     The Select Sector SPDRs have been approved for listing and secondary trading on the AMEX, subject to notice of issuance. If you buy or sell Select Sector SPDRs in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Select Sector SPDRs will trade on the AMEX at prices that may differ to varying degrees from the daily net asset values of the Shares. Given, however, that Select Sector SPDRs can be issued and redeemed in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long.

     The AMEX disseminates every fifteen (15) seconds through the facilities of the Consolidated Tape Association the value of each Select Sector Index and an amount representing on a per Share basis the sum of the "Dividend Equivalent Payment" effective through and including the previous business day, plus the current value of the "Deposit Securities" (see "Creation and Redemption of Creation Units"). The Select Sector SPDR Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

     The Depository Trust Corporation ("DTC") serves as securities depository for the Shares. The Shares may be held only in book-entry form; stock certificates will not be issued. DTC, or its nominee, is the record or registered owner of all outstanding Select Sector SPDR Fund Shares. Beneficial ownership of Shares will be shown on the records of DTC or its participants (described below). Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of Shares, each beneficial owner must rely on the procedures of (i) DTC; (ii) "DTC Participants", i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) "Indirect Participants", i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding

Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. For more information, see the section entitled "Book Entry Only System" in the Statement of Additional Information.

     The Trust will issue through DTC Participants to its shareholders semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors approved by the Trust's Trustees and by the shareholders when meetings are held and such other information as may be required by applicable laws, rules and regulations. Beneficial owners also receive annually notification as to the tax status of the Trust's distributions.

   CREATION AND REDEMPTION OF CREATION UNITS

     Each Select Sector SPDR Fund issues Shares (through the Distributor) and redeems Shares (through the Transfer Agent) only in Creation Units (50,000 Shares per Creation Unit) at their net asset value on a continuous basis. Set forth below is a brief description of the procedures applicable to creation and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Units" in the Statement of Additional Information.

     Creation

     In order to create (i.e., purchase) Creation Units of a Select Sector SPDR Fund, an investor must deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Select Sector SPDR Fund's Select Sector Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the number of shares of the Deposit Securities is made available by the Custodian through the facilities of the National Securities Clearing Corporation, immediately prior to the opening of business on the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the Deposit Securities, and includes the Dividend Equivalent Payment. The Dividend Equivalent Payment is an amount intended to enable a Select Sector SPDR Fund to make a distribution of dividends on the next dividend payment date as if all the portfolio securities of the Fund had been held for the entire dividend period. See the Statement of Additional Information for a description as to the manner in which the Dividend Equivalent Payment is calculated

     Orders must be placed in proper form by or through either (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the National Securities Clearing Corporation (the "Clearing Process"); or (ii) a DTC Participant, that, in either case, has entered into an agreement with the Trust, the Distributor and the Transfer Agent, with respect to creations and redemptions of Creation Units ("Participant Agreement"). Investors should contact the Distributor for the names of Participating Parties and/or DTC Participants that have signed a Participant Agreement. All orders must be placed for one or more whole Creation Units of Shares of a Select Sector SPDR Fund and must be received by the Distributor in proper form no later than the closing time of the NYSE (ordinarily 4:00 p.m. New York time) ("Closing Time") in order to be effected based on the net asset value of Shares of such Select Sector SPDR Fund as determined on such date.

     Orders may be effected through the Clearing Process or outside the Clearing Process. An order to create Creation Units through the Clearing Process (through a Participating Party), or outside the Clearing Process (through a DTC Participant), is deemed received by the Distributor on the date transmitted if the order is received by the Distributor no later than the Closing Time on such date and all other procedures set forth in the Participant Agreement are followed. However, in the case of orders effected outside the Clearing Process, if the Custodian does not receive the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m. New York time, respectively, on the next business day immediately following the transmittal date, the order will be cancelled. Any order may be rejected under certain limited circumstances which are specified in the Statement of Additional Information.

     A fixed transaction fee of $1,000 is applicable to each creation transaction regardless of the number of Creation Units created in the transaction. An additional charge of up to three (3) times the fixed transaction fee (for a total charge of $4,000) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC Participant) and in the limited circumstances specified in the Statement of Additional Information in which any cash can be used in lieu of Deposit Securities to create Creation Units. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. Any such transaction effected must be effected outside the Clearing Process. See "Creation and Redemption of Creation Units" in the Statement of Additional Information.

     Legal Restrictions on Transactions in Certain Stocks. An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the creation of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the creation of a Creation Unit.

     Redemption

     Shares may be redeemed only in Creation Units at their net asset value and only on a day the NYSE is open for business. The Custodian makes available immediately prior to the opening of business on the AMEX, through the facilities of the National Securities Clearing Corporation, the list of the names and the number of Shares of each Select Sector SPDR Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units. Unless cash redemptions are available or specified for a particular Select Sector SPDR Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed as next determined after receipt of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee. Should the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment to the Trust equal to the differential will be required to be arranged for by or on behalf of the redeeming shareholder by the Participating Party or DTC Participant, as the case may be. The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered to the redeeming shareholder(s) will be made by the Custodian according to procedures set forth herein under "Determination of Net Asset Value" (and in the Statement of Additional Information) computed on the business day on which a redemption order is deemed received by the Distributor. For more detail, see "Creation and Redemption of Creation Units" in the Statement of Additional Information.

     Orders to redeem Creation Units of a Select Sector SPDR Fund may only be effected by or through a Participating Party (with respect to redemptions through the Clearing Process) or a DTC Participant (with respect to redemptions outside the Clearing Process). An order to redeem through the Clearing Process is deemed received on the date of transmittal if such order is received by the Transfer Agent prior to the Closing Time on the date of transmittal and all other procedures set forth in the Participant Agreement are properly followed. An order to redeem outside the Clearing Process is deemed received by the Transfer Agent on the date of transmittal if: (i) such order is received by the Transfer Agent no later than 4:00 p.m., New York time, on the transmittal date;
(ii) such order is accompanied or proceeded by the requisite number of Shares specified in the order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., New York time, on the next business day after the transmittal date; and (iii) all other procedures set forth in the Participant Agreement are followed.

     A fixed transaction fee of $1,000 is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to three (3) times the fixed transaction fee (for a total charge of $4,000) may be charged with respect to transactions effected outside the

Clearing Process and in the limited circumstances specified in the Statement of Additional Information in which any cash may be used in lieu of securities to redeem Creation Units.

     Investors must accumulate enough Shares of a Select Sector SPDR Fund in the secondary market to constitute a Creation Unit in order to redeem such Shares. The accumulation of such Shares requires that there be sufficient liquidity in the public market to assemble the required number of Shares and will be subject to brokerage and other costs. See "Shareholder Transaction Expenses" under "Summary of Select Sector Fund Expenses" for the approximate cost of a Creation Unit of Shares.

     Legal Restrictions on Transactions in Certain Stocks. An investor subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may, at the Fund's discretion, be paid an equivalent amount of cash.

   DISTRIBUTIONS

     Dividends and Capital Gains. As a Select Sector SPDR Fund shareholder, you are entitled to your share of the Fund's income and net realized gains on its investments. Each Select Sector SPDR Fund pays out substantially all of its net earnings to its shareholders as "distributions."

     Each Select Sector SPDR Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Select Sector SPDR Fund realizes capital gains or losses whenever it sells securities. Net capital gains are distributed to shareholders as "capital gain distributions."

     Income dividends, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Select Sector Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, each Select Sector SPDR Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Select Sector SPDR Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

     Distributions in cash may be reinvested automatically in additional whole Shares if the broker through which you purchased Shares makes such option available.

   TAX MATTERS

     As with any investment, you should consider how your Select Sector SPDR Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Select Sector SPDR Fund.

     Unless your investment in a Select Sector SPDR Fund is through a tax-exempt entity or taxed-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

     - The Select Sector SPDR Fund makes distributions,

     - You sell Shares listed on the AMEX, and

     - You create or redeem Creation Units.

     Taxes on Distributions. Each Select Sector SPDR Fund will distribute any net investment income quarterly, and any net realized long-term or short-term capital gains annually. Each Select Sector SPDR Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Select Sector SPDR Fund. Dividends paid out of a Select Sector SPDR Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

     Distributions in excess of a Select Sector SPDR Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Select Sector SPDR Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, it may constitute a return of capital.

     If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, each Select Sector SPDR Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

     Dividends and interest received by each Select Sector SPDR Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     By law, your Select Sector SPDR Fund must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

     Taxes on AMEX-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

     Taxes on Creations and Redemptions of Creation Units. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

     Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

     If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

     The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Select Sector SPDR Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Select Sector SPDR Fund under all applicable tax laws.

   GENERAL INFORMATION

     The Trust was organized as a Massachusetts business trust on June 10, 1998. If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Statement of Additional Information for more information concerning the Trust's form of organization.

     For purposes of the 1940 Act, Shares of the Select Sector SPDR Funds are issued by the respective Funds and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the Act.

     Each Select Sector SPDR Fund expects that, immediately prior to the commencement of trading in the Fund's Shares, ALPS Mutual Fund Services, Inc. will be the sole shareholder of its outstanding Shares. Each

Select Sector SPDR Fund cannot predict the length of time that ALPS Mutual Fund Services, Inc. will remain a control person of the Fund.

     From time to time, the Select Sector SPDR Funds advertise yield and total return figures. Yield is an historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Select Sector SPDR Fund. For a more detailed description of how each Select Sector SPDR Fund computes its performance figures and how these numbers may be used in advertisements, please consult the Statement of Additional Information.

     Gordon Altman Butowsky Weitzen Shalov & Wein serve as counsel to the Trust, including each Select Sector SPDR Fund. PricewaterhouseCoopers LLP serves as independent accountants and will audit each Fund's financial statement annually.

   ADDITIONAL INFORMATION

     This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to each Select Sector SPDR Fund's Shares. The Registration Statement, including this Prospectus, the Statement of Additional Information, and the exhibits may be examined at the offices of the SEC (450 Fifth Street, N.W., Washington D.C. 20549) or at the SEC's Web site (http://(1)www.sec.gov). These documents and other information concerning the Trust also may be inspected at the offices of the AMEX (86 Trinity Place, New York, New York 10006).

     Shareholder inquiries may be directed to the Select Sector SPDR Funds in writing to ALPS Mutual Fund Services, Inc. at 370 17th Street, Suite 3100, Denver, CO 80202.

                        THE SELECT SECTOR SPDR(R) TRUST

                       PROSPECTUS --                1998

A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. NEITHER THIS STATEMENT OF ADDITIONAL INFORMATION NOR THE PROSPECTUS TO WHICH IT RELATES SHALL CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

SUBJECT TO COMPLETION, DATED NOVEMBER 16, 1998


                                     PART B

                         THE SELECT SECTOR SPDR(R) TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED ___________, 1998


         This Statement of Additional Information is not a Prospectus. It should
be read in conjunction with the Prospectus dated             , 1998 (the
"Prospectus") for the Select Sector SPDR Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus for the Trust may be obtained without charge by writing to the Trust's Distributor, ALPS Mutual Funds Services, Inc., at 370 17th Street, Suite 3100, Denver, CO 80202.



          "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500(R)", "500", "Standard & Poor's Depositary Receipts(R)", "SPDRs(R)", "Select Sector SPDR", "Select Sector SPDRs" and "Select Sector Standard & Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the American Stock Exchange LLC (the "AMEX") agreement. The Trust, however, is not sponsored by or affiliated with Standard & Poor's, the AMEX or Merrill Lynch.

                                TABLE OF CONTENTS

General Description of the Trust..................................................................................6

Investment Policies and Restrictions.............................................................................25

Special Considerations and Risks.................................................................................30

Exchange Listing and Trading.....................................................................................31

Management of the Trust..........................................................................................32

Brokerage Transactions...........................................................................................40

Book Entry Only System...........................................................................................41

Creation and Redemption of Creation Units........................................................................43

Determination of Net Asset Value.................................................................................52

Dividends and Distributions......................................................................................52

Taxes    ........................................................................................................53

Capital Stock and Shareholder Reports............................................................................56

Performance and Other Information................................................................................57

Counsel and Independent Auditors.................................................................................60

Report of Independent Accountants................................................................................61

Exhibit A........................................................................................................66




              -----------------------------------------------------


         The information contained herein regarding the Select Sector Indexes, securities markets and The Depository Trust Company ("DTC") was obtained from publicly available sources.

         EACH SELECT SECTOR INDEX IS BASED ON EQUITY SECURITIES OF PUBLIC

COMPANIES THAT ARE COMPONENTS OF THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, SELECTED ON THE BASIS OF GENERAL INDUSTRIAL CLASSIFICATION, AND INCLUDED AS CONSTITUENT SECURITIES OF A PARTICULAR SELECT SECTOR INDEX BY MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MERRILL LYNCH" AND SOMETIMES REFERRED TO AS THE "INDEX COMPILATION AGENT") IN CONSULTATION WITH STANDARD & POOR'S, ("S&P"), A DIVISION OF THE MCGRAW-HILL COMPANIES, INC. THE AMERICAN STOCK EXCHANGE ACTS AS "INDEX CALCULATION AGENT" IN CONNECTION WITH THE CALCULATION AND DISSEMINATION OF EACH SELECT SECTOR INDEX.

         SELECT SECTOR SPDRS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P. S&P MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SELECT SECTOR SPDRS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE SELECT SECTOR SPDRS PARTICULARLY OR THE ABILITY OF A SELECT SECTOR SPDR FUND TO TRACK THE PERFORMANCE OF THE VARIOUS SECTORS REPRESENTED IN THE STOCK MARKET. THE STOCKS INCLUDED IN EACH SELECT SECTOR INDEX WERE SELECTED BY THE INDEX COMPILATION AGENT IN CONSULTATION WITH S&P FROM A UNIVERSE OF COMPANIES REPRESENTED BY THE S&P 500 INDEX. THE COMPOSITION AND WEIGHTINGS OF THE STOCKS INCLUDED IN EACH SELECT SECTOR INDEX CAN BE EXPECTED TO DIFFER FROM THE COMPOSITION AND WEIGHTING OF STOCKS INCLUDED IN THE CORRESPONDING S&P 500 SECTOR INDEX THAT IS PUBLISHED AND DISSEMINATED BY S&P. S&P'S ONLY RELATIONSHIP TO THE INDEX COMPILATION AGENT IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF S&P AND OF THE S&P 500 INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO THE INDEX COMPILATION AGENT OR ANY SELECT SECTOR SPDR FUND. S&P HAS NO OBLIGATION TO TAKE THE NEEDS OF THE INDEX COMPILATION AGENT, THE TRUST OR THE OWNERS OF THE SELECT SECTOR SPDRS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P 500 INDEX. S&P IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN ANY DETERMINATION OR CALCULATION MADE WITH RESPECT TO ISSUANCE OR REDEMPTION OF THE SELECT SECTOR SPDRS. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SELECT SECTOR SPDRS.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR COMPLETENESS OF THE S&P 500 INDEX, THE SELECT SECTOR INDEXES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE INDEX COMPILATION AGENT, THE TRUST, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE SELECT SECTOR INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED UNDER THE LICENSE AGREEMENT OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE S&P 500 INDEX,

THE SELECT SECTOR INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         THE SHARES ARE NOT SPONSORED OR PROMOTED BY EITHER THE INDEX CALCULATION AGENT OR THE INDEX COMPILATION AGENT.

         NEITHER THE INDEX CALCULATION AGENT NOR THE INDEX COMPILATION AGENT MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY SELECT SECTOR SPDR FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF THE INDEXES IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE SELECT SECTOR INDEXES IDENTIFIED HEREIN ARE DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO THE SHARES OF ANY SELECT SECTOR SPDR FUND OR THE ISSUER THEREOF. THE INDEX CALCULATION AGENT AND THE INDEX COMPILATION AGENT ARE NOT RESPONSIBLE FOR, NOR HAVE THEY PARTICIPATED IN, THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF ANY SELECT SECTOR SPDR FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE INDEX CALCULATION AGENT AND THE INDEX COMPILATION AGENT HAVE NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY SELECT SECTOR SPDR FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF ANY SELECT SECTOR SPDR FUND.

         ALTHOUGH MERRILL LYNCH -- AS THE INDEX COMPILATION AGENT -- SHALL OBTAIN AND PROVIDE INFORMATION TO THE AMEX -- AS THE INDEX CALCULATION AGENT -- FROM SOURCES WHICH IT CONSIDERS RELIABLE, THE INDEX COMPILATION AGENT AND THE INDEX CALCULATION AGENT DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY SELECT SECTOR INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX COMPILATION AGENT AND THE INDEX CALCULATION AGENT MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SELECT SECTOR INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE INDEX COMPILATION AGENT AND THE INDEX CALCULATION AGENT MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE SELECT SECTOR INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX COMPILATION AGENT OR THE INDEX CALCULATION AGENT HAVE ANY

LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                        GENERAL DESCRIPTION OF THE TRUST

         The Trust is an open-end management investment company. The Trust currently consists of nine investment series (each, a "Select Sector SPDR Fund" or "Fund" and collectively the "Select Sector SPDR Funds" or "Funds"). The Trust was organized as a Massachusetts business trust on June 10, 1998. The shares of each Select Sector SPDR Fund are referred to herein as "Shares." The Select Sector SPDR Funds offered by the Trust are: The Basic Industries Select Sector SPDR Fund; The Consumer Services Select Sector SPDR Fund; The Consumer Staples Select Sector SPDR Fund; The Cyclical/Transportation Select Sector SPDR Fund; The Energy Select Sector SPDR Fund; The Financial Select Sector SPDR Fund; The Industrial Select Sector SPDR Fund; The Technology Select Sector SPDR Fund; and The Utilities Select Sector SPDR Fund. The investment objective of each Select Sector SPDR Fund is to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in a particular sector or group of industries, as represented by a specified market sector index (each a "Select Sector Index"). Each Select Sector SPDR Fund is managed by State Street Bank and Trust Company ("State Street" or the "Adviser").

         Each Select Sector SPDR Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a "Creation Unit") generally in exchange for a basket of equity securities included in its Select Sector Index ("Deposit Securities") together with the deposit of a specified cash payment ("Cash Component"). The Shares have been approved for listing and secondary trading on the AMEX, subject to notice of issuance. The Shares will trade on the AMEX at market prices. These prices may differ from the Shares' net asset value. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Select Sector SPDR Fund consists of 50,000 Shares.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Shares (subject to applicable legal requirements) although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Units." In each instance of such cash creations or redemptions, the Trust may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

              THE SELECT SECTOR INDEXES AND RELEVANT EQUITY MARKETS

         Each of the nine Select Sector Indexes which is the benchmark for a Select Sector SPDR Fund is intended to give investors an efficient, modified market capitalization-based way to track the movement of baskets of equity securities of public companies that are components of the Standard & Poor's 500 Composite Stock Index ("S&P 500") and are included in specific sectors.

CONSTRUCTION AND MAINTENANCE STANDARDS FOR THE SELECT SECTOR INDEXES

         SELECTION CRITERIA

         Each Select Sector Index has been developed and will be maintained in accordance with the following criteria:

         - Each of the component stocks in a Select Sector Index (the "Component Stocks") has been selected from the universe of companies defined by the S&P 500.

         - The nine Select Sector Indexes together will include all of the companies represented in the S&P 500 and each of the stocks in the S&P 500 will be allocated to one and only one of the Select Sector Indexes.

         - The Component Stocks have been assigned to a Select Sector Index by the Index Compilation Agent. The Index Compilation Agent, after consultation with Standard & Poor's, assigns Component Stocks to a particular Select Sector Index on the basis of such company's sales and earnings composition and the sensitivity of the company's stock price and business results to the common factors that affect other companies in such Select Sector Index. Standard & Poor's has sole control over the removal of stocks from the S&P 500 and the selection of replacement stocks to be added to the S&P 500. However, Standard & Poor's plays only a consulting role in the assignment of the S&P 500 component securities to any Select Sector Index, which is the sole responsibility of the Index Compilation Agent.

         - Each Select Sector Index is weighted based on the market capitalization of each of the Component Stocks, subject to the following asset diversification requirements: (i) the market capitalization-based weighted value of any single Component Stock measured on the last day of a calendar quarter may not exceed 24.99% of the total value of its respective Select Sector Index; and (ii) with respect to 50% of the total value of the Select Sector Index, the market capitalization-based weighted value of the Component Stocks must be diversified so that no single Component Stock measured on the last day of a calendar quarter represents more than 4.99% of the total value of its respective Select Sector Index.

         - Rebalancing the Select Sector Indexes to meet the asset diversification requirements will be the responsibility of the American Stock Exchange Index Services Group ("ISG"). If shortly prior to the last business day of any calendar quarter (a "Quarterly Qualification Date"), a Component Stock (or two or more Component Stocks) approaches the maximum allowable value limits set forth above (the "Asset Diversification Limits"), the percentage that such Component Stock (or Component Stocks) represents in the Select Sector Index will be reduced and the market capitalization-based weighted value of such Component Stock (or Component Stocks) will be redistributed across the Component Stocks that do not closely approach the Asset Diversification Limits in accordance with the following methodology: First, each Component Stock that exceeds 24% of the total value of the Select Sector Index will be reduced to 23% of the total value of the Select Sector Index and the aggregate amount by which all Component Stocks exceed 24% will be redistributed equally across the remaining Component Stocks that represent less than 23% of the total value of the Select Sector Index. If as a result of this redistribution, another Component Stock then exceeds 24%, the redistribution will be repeated as necessary. Second, with respect to the 50% of the value of the Select Sector Index accounted for by the lowest weighted Component Stocks, each Component Stock that exceeds 4.8% of the total value of the Select Sector Index will be reduced to 4.6% and the aggregate amount by which all Component Stocks exceed 4.8% will be distributed equally across all remaining Component Stocks that represent less than 4.6% of the total value of the Select Sector Index. If as a result of this redistribution another Component Stock that did not previously exceed 4.8% of the Select Sector Index value then exceeds 4.8%, the redistribution will be repeated as necessary until at least 50% of the value of the Select Sector Index is accounted for by Component Stocks representing no more than 4.8% of the total value of the Select Sector Index. If necessary, this reallocation process may take place more than once prior to a Quarterly Qualification Date to insure that the Select Sector Index and the Select Sector SPDR Fund portfolio based upon it conform to the requirements for qualification of the Fund as a regulated investment company.

         - As detailed below, the Select Sector Indexes are calculated and disseminated by ISG. As of the market close on September 30, 1998, the weighting of each Select Sector Index in the S&P 500 based on the capitalization of the stocks in the index was as follows:

                           LIST OF THE INDEXES                                          WEIGHTING
                           -------------------                                          ---------
                           The Basic Industries Select Sector Index                         3.82%
                           The Consumer Services Select Sector Index                        5.69%
                           The Consumer Staples Select Sector Index                        23.16%
                           The Cyclical/Transportation Select Sector Index                  8.08%
                           The Energy Select Sector Index                                   8.22%
                           The Financial Select Sector Index                               15.37%
                           The Industrial Select Sector Index                               6.41%
                           The Technology Select Sector Index                              21.61%

                           The Utilities Select Sector Index                                7.64%
                                                                                          -------
                                                                                          100.00%


         - Periodically, the Index Compilation Agent will supply ISG with sector designations for a number of stocks deemed likely candidates for replacement selection by the Standard & Poor's 500 Index Committee. If a replacement not on the current list is selected by the Standard & Poor's 500 Index Committee, ISG will ask the Index Compilation Agent to assign the stock to one of the nine sectors promptly. AMEX will disseminate information on this assignment and on consequent changes in the Select Sector Index(es).

         - The Index Compilation Agent at any time may determine that a Component Stock which has been assigned to one Select Sector Index has undergone such a transformation in the composition of its business that it should be removed from that Select Sector Index and assigned to a different Select Sector Index. In the event that the Index Compilation Agent notifies ISG that a Component Stock's Select Sector Index assignment should be changed, the AMEX will disseminate notice of the change following its standard procedure for announcing index changes and will implement the change in the affected Select Sector Indexes on a date no less than one week after the initial dissemination of information on the sector change to the maximum extent practicable. It is not anticipated that Component Stocks will change sectors frequently.

         - Component Stocks removed from and added to the S&P 500 will be deleted from and added to the appropriate Select Sector Index on the same schedule used by Standard & Poor's for additions and deletions from the S&P 500 insofar as practicable.

Select Sector Index Calculations

         With the exception of the weighting constraints described above, each Select Sector Index is calculated using the same methodology utilized by Standard & Poor's in calculating the S&P 500. In particular:

         - Each Select Sector Index is calculated using a base-weighted aggregate methodology; that means the level of the Select Sector Index reflects the total market value of all of its Component Stocks relative to a particular base period. Statisticians refer to this type of index, one with a set of combined variables (such as price and number of shares), as a composite index.

         - Total market value of a company is determined by multiplying the price of the stock by the number of common shares outstanding. An indexed number is used to represent the results of the aggregate market value calculation in order to make the value easier to work with and track over time.

         - The daily calculation of each Select Sector Index is computed by dividing the total market value of the companies in the Select Sector Index by a number called the "Index Divisor." By itself, the Index Divisor is an arbitrary number. However, in the context of the calculation of the Select Sector Index, it is the only link to the original base period value of the Select Sector Index. The Index Divisor keeps the Select Sector Index comparable over time and adjustments to the Index Divisor ensure that there are no changes in the Select Sector Index level as a result of non-market forces (corporate actions, replacements of stocks in a Select Sector Index, weighting changes, etc.).

         - Four times a year on a Friday close to the end of each calendar quarter, the share totals of the companies in the S&P 500 are updated by Standard & Poor's. This information is utilized to update the share totals of companies in each Select Sector Index. After the totals are updated, the Index Divisor is adjusted to compensate for the net change in the market value of the Select Sector Index.

         - Once a week the database containing the current common shares outstanding for the S&P 500 companies is compared by Standard & Poor's against the shares outstanding used to actually calculate the S&P 500. Any difference of 5% or more is screened for review by Standard & Poor's. If appropriate, a share change will be implemented by Standard & Poor's after the close of trading on the following Wednesday. Preannounced corporate actions such as restructurings and recapitalizations can significantly change a company's shares outstanding. Any changes over 5% are reviewed by Standard & Poor's and, when appropriate, an immediate adjustment is made to the number of shares outstanding used to calculate the Select Sector Index. Any adjustment made by Standard & Poor's in shares outstanding will result in a corresponding adjustment to each affected Select Sector Index.

         - Standard & Poor's will advise ISG regarding the handling of nonroutine corporate actions which may arise from time to time and which may have an impact on the calculation of the S&P 500 and, consequently, on the calculation of the Select Sector Indexes. Corporate actions such as a merger or acquisition, stock splits, routine spin-offs, etc., which require adjustments in the Select Sector Index calculation, will be handled by the AMEX staff and Index Divisor adjustments calculated when necessary in the same manner they are handled by Standard & Poor's in its maintenance of the S&P 500. In the event a merger or acquisition changes the relative importance of a company's participation in two or more sectors in a major way, the Select Sector Index assignment of the stock may change. In any event, a new Index Divisor for affected Select Sector Indexes will be disseminated promptly by ISG.

Select Sector Index Dissemination

         Similar to other stock index values published by the AMEX, the value of each Select Sector Index will be calculated continuously and disseminated every 15 seconds over the Consolidated Tape Association's Network B. The major electronic financial data vendors - Bloomberg, Quotron, Reuters and Bridge Information Systems - are expected to publish information on each Select Sector Index for their subscribers.

         Brief descriptions of the Select Sector Indexes on which the Select Sector SPDR Funds are based and the equity markets in which the Select Sector SPDR Funds are invested are provided below. (All dollar figures reflected in the tables below are in millions.)

         THE BASIC INDUSTRIES SELECT SECTOR INDEX

         General Background

         The Basic Industries Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are in basic industries. Basic industries include integrated steel products, chemicals, fibers, paper and gold. A list of the 58 Component Stocks included in the Index as of September 30, 1998 is included in Exhibit A hereto.

         Constituent Stocks and Industries/Sectors

         Summary:


           Aggregate Market Capitalization (9/30/98):              $310,836.38

         10 Largest Components by Market Capitalization:


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
  COMPANY NAME                      CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
  ------------                      --------------            ------          ------              ------
DUPONT (EI.)                            $63,655.93            20.48%          20.48%              20.48%
MONSANTO CO                             $33,800.34            10.87%          10.87%              31.35%
DOW CHEMICAL                            $19,148.17             6.16%           6.16%              37.51%
INTL PAPER                              $14,325.44             4.61%           4.61%              42.12%
ALUMINUM CO. OF AMERICA                 $13,259.53             4.27%           4.27%              46.39%
PPG INDUSTRIES                           $9,657.07             3.11%           3.11%              49.49%
WEYERHAEUSER                             $8,395.02             2.70%           2.70%              52.20%

                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
  COMPANY NAME                      CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
  ------------                      --------------            ------          ------              ------
BARRICK GOLD CORP                        $7,460.00             2.40%           2.40%              54.60%
AIR PRODUCTS AND CHEMICALS               $6,885.34             2.22%           2.22%              56.81%
UNION CARBIDE                            $5,833.48             1.88%           1.88%              58.69%


         10 Largest Industries (% Index Weight):


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
   INDUSTRY                         CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
   --------                         --------------            ------          ------              ------
MAJOR CHEMICALS                        $132,794.01            42.72%          42.72%              42.72%
SPECIALTY CHEM.                         $47,228.79            15.19%          15.19%              57.92%
PAPER & FOREST PROD.                    $46,942.00            15.10%          15.10%              73.02%
ALUMINUM                                $22,296.29             7.17%           7.17%              80.19%
GOLD MINING                             $18,662.47             6.00%           6.00%              86.19%
PACKAGING                               $12,764.59             4.11%           4.11%              90.30%
STEEL                                   $12,007.79             3.86%           3.86%              94.16%
NON-FEROUS METALS                        $8,910.95             2.87%           2.87%              97.03%
METAL CONTAINERS                         $4,402.98             1.42%           1.42%              98.45%
GLASS CONTAINERS                         $3,883.65             1.25%           1.25%              99.70%


         THE CONSUMER SERVICES SELECT SECTOR INDEX

         General Background

         The Consumer Services Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are consumer services firms. Consumer services include entertainment and publishing, prepared foods, medical services, lodging and gaming. A list of the 45 Component Stocks included in the Index as of September 30, 1998 is included in Exhibit A hereto.

         Constituent Stocks and Industries/Sectors

         Summary:


           Aggregate Market Capitalization (9/30/98):              $462,325.04


         10 Largest Components by Market Capitalization:


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
    COMPANY NAME                    CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
    ------------                    --------------            ------          ------              ------
TIME WARNER INC                         $52,476.56            11.35%          11.35%              11.35%
WALT DISNEY CO                          $51,985.51            11.24%          11.24%              22.59%
MCDONALD'S CORP                         $40,863.79             8.84%           8.84%              31.43%
MEDIAONE GROUP                          $27,080.43             5.86%           5.86%              37.29%
VIACOM INC                              $20,764.23             4.49%           4.49%              41.78%
TELE-COMM TCI GRP                       $20,475.83             4.43%           4.43%              46.21%
CBS CORP                                $17,361.13             3.76%           3.76%              49.97%
COMCAST CORP                            $17,330.17             3.75%           3.75%              53.71%
GANNETT INC                             $15,243.62             3.30%           3.30%              57.01%
COLUMBIA/HCA HLTHCR                     $12,947.05             2.80%           2.80%              59.81%


         10 Largest Industries (% Index Weight):


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
    INDUSTRY                        CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
    --------                        --------------            ------          ------              ------
ENTERTAINMENT                          $125,226.30            27.09%          27.09%              27.09%
MEDIA BROADCASTING                      $95,955.09            20.75%          20.75%              47.84%

                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
    INDUSTRY                        CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
    --------                        --------------            ------          ------              ------
NEWS - INFO SERVICES                    $63,224.82            13.68%          13.68%              61.52%
RESTAURANTS                             $51,881.55            11.22%          11.22%              72.74%
HOSPITAL MANAGEMENT                     $24,989.65             5.41%           5.41%              78.14%
HEALTH CARE INFO TECH                   $24,143.23             5.22%           5.22%              83.37%
LODGING & CRUISE                        $20,143.46             4.36%           4.36%              87.72%
HMOs                                    $19,603.99             4.24%           4.24%              91.96%
ADVERTISING & MARKETING                 $14,982.73             3.24%           3.24%              95.20%
DEATH CARE                               $8,200.16             1.77%           1.77%              96.98%



         THE CONSUMER STAPLES SELECT SECTOR INDEX

         General Background

         The Consumer Staples Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of consumer products. Consumer staples include cosmetic and personal care, pharmaceuticals, soft drinks, tobacco and food products. A list of the 69 Component Stocks included in the Index as of September 30, 1998 is included in Exhibit A hereto.

         Constituent Stocks and Industries/Sectors

         Summary:


           Aggregate Market Capitalization (9/30/98):          $1,883,115.93

         10 Largest Components by Market Capitalization:


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
    COMPANY NAME                    CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
    ------------                    --------------            ------          ------              ------
MERCK & CO                             $154,298.31             8.19%           8.19%               8.19%
COCA COLA CO                           $142,074.09             7.54%           7.54%              15.74%

                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
    COMPANY NAME                    CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
    ------------                    --------------            ------          ------              ------
PFIZER                                 $138,172.42             7.34%           7.34%              23.08%
PHILIP MORRIS COMPANIES                $112,484.21             5.97%           5.97%              29.05%
JOHNSON & JOHNSON                      $105,237.56             5.59%           5.59%              34.64%
BRISTOL MEYERS SQUIBB                  $103,325.40             5.49%           5.49%              40.12%
PROCTER AND GAMBLE                      $95,377.34             5.06%           5.06%              45.19%
LILLY (ELI)                             $86,246.50             4.58%           4.58%              49.77%
SCHERING-PLOUGH                         $76,106.63             4.04%           4.04%              53.81%
AMERICAN HOME PRODUCTS                  $69,244.76             3.68%           3.68%              57.49%


         10 Largest Industries (% Index Weight):


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
   INDUSTRY                         CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
   --------                         --------------            ------          ------              ------
DRUGS                                  $722,441.40            38.36%          38.36%              38.36%
MEDICAL SUPPLIES                       $272,171.68            14.56%          14.56%              52.92%
HOUSEHOLD PRODUCTS                     $192,894.78            10.24%          10.24%              63.17%
BEVERAGES - SOFTDRINK                  $185,430.73             9.85%           9.85%              73.01%
FOODS                                  $178,060.62             9.46%           9.46%              82.47%
TOBACCO                                $117,975.32             6.26%           6.26%              88.73%
FOOD RETAILER                           $58,180.69             3.09%           3.09%              91.82%
COSMETIC & PERSONAL CARE                $57,368.60             3.05%           3.05%              94.87%
RETAIL - DRUG STORES                    $49,714.34             2.64%           2.64%              97.51%
BEVERAGES - BREWERS                     $46,877.77             2.49%           2.49%             100.00%


         THE CYCLICAL/TRANSPORTATION SELECT SECTOR INDEX

         General Background

         The Cyclical/Transportation Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of cyclical products or the transportation industry. Cyclical and transportation products include building materials, retailers, appliances, housewares, air transportation, automotive manufacturing, shipping and trucking. A list of the 69 Component Stocks included in the Index as of September 30, 1998 is included in Exhibit A hereto.

         Constituent Stocks and Industries/Sectors

         Summary:


           Aggregate Market Capitalization (9/30/98):            $657,412.97


         10 Largest Components by Market Capitalization:


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
  COMPANY NAME                      CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
  ------------                      --------------            ------          ------              ------
WAL-MART STORES                        $122,125.71            18.58%          18.58%              18.58%
HOME DEPOT                              $58,047.62             8.83%           8.83%              27.41%
FORD MOTOR                              $56,946.66             8.66%           8.66%              36.07%
GENERAL MOTORS CORP                     $35,899.28             5.46%           5.46%              41.53%
CHRYSLER CORP                           $30,962.20             4.71%           4.71%              46.24%
GAP INC                                 $20,722.47             3.15%           3.15%              49.39%
SEARS ROEBUCK & CO                      $17,337.36             2.64%           2.64%              52.03%
DAYTON HUDSON CORP                      $15,696.72             2.39%           2.39%              54.42%
BURLINGTON NTHRN SANTA FE               $15,255.54             2.32%           2.32%              56.74%
MAY DEPT STORES                         $11,896.09             1.81%           1.81%              58.55%

         10 Largest Industries (% Index Weight):

                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
    INDUSTRY                        CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
    --------                        --------------            ------          ------              ------
RETAIL - MASS MERCHANDISE              $161,617.84            24.58%          24.58%              24.58%
AUTO                                   $123,808.14            18.83%          18.83%              43.42%
RETAIL - BUILDING MATERIALS             $69,238.18            10.53%          10.53%              53.95%
RETAIL - DEPT STORES                    $51,673.64             7.86%           7.86%              61.81%
RAILROAD                                $46,006.85             7.00%           7.00%              68.81%
RETAIL - APPAREL                        $31,370.81             4.77%           4.77%              73.58%
AIRLINE                                 $29,025.97             4.42%           4.42%              77.99%
SPECIALTY RETAIL                        $18,041.23             2.74%           2.74%              80.74%
BUILDING MATERIALS                      $13,938.48             2.12%           2.12%              82.86%
TOYS                                    $12,082.79             1.84%           1.84%              84.70%


         THE ENERGY SELECT SECTOR INDEX

         General Background

         The Energy Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of energy products. Energy companies in the Index develop and produce crude oil and natural gas and provide drilling and other energy related services. A list of the 33 Component Stocks included in the Index as of September 30, 1998 is included in Exhibit A hereto.

         Constituent Stocks and Industries/Sectors

         Summary:


           Aggregate Market Capitalization (9/30/98):             $668,171.67


         10 Largest Components by Market Capitalization:

                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
   COMPANY NAME                     CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
   ------------                     --------------            ------          ------              ------
EXXON CORP                             $171,145.69            25.61%          23.00%              23.00%
ROYAL DUTCH                            $102,122.10            15.28%          15.28%              38.37%
MOBIL CORP                              $59,360.88             8.88%           8.97%              47.33%
AMOCO CORP                              $51,407.31             7.69%           4.60%              51.93%
CHEVRON                                 $55,013.19             8.23%           4.60%              56.53%
TEXACO INC                              $33,591.66             5.03%           4.60%              61.13%
SCHLUMBERGER LTD.                       $27,382.73             4.10%           4.45%              65.59%
ATLANTIC RICHFIELD                      $22,780.80             3.41%           3.77%              69.35%
ENRON CORP                              $17,400.72             2.60%           2.96%              72.31%
HALLIBURTON CO                          $12,537.40             1.88%           2.23%              74.54%

         6 Largest Industries (% Index Weight):


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
    INDUSTRY                        CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
    --------                        --------------            ------          ------              ------
INTL' OIL                              $377,725.89            56.53%          63.04%              63.04%
DOMESTIC OIL                           $119,923.41            17.95%          18.20%              81.24%
NATURAL GAS PIPELINE                    $64,452.71             9.65%           7.51%              88.75%
OIL SERVICES                            $64,437.96             9.64%           7.51%              96.26%
OIL & GAS PRODUCER                      $30,349.64             4.54%           2.76%              99.02%
OIL REFINING & MARKETING                $11,282.07             1.69%           0.98%             100.00%

         THE FINANCIAL SELECT SECTOR INDEX

         General Background

         The Financial Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of financial products. Companies in the Index include a wide array of diversified financial services firms whose business lines range from investment management to commercial and business banking. A list of the 75 Component Stocks included in the Index as of September 30, 1998 is included in Exhibit A hereto.

         Constituent Stocks and Industries/Sectors

         Summary:


           Aggregate Market Capitalization (9/30/98):          $1,275,141.52


         10 Largest Components by Market Capitalization:



                                                                                                                  CUMULATIVE
                                                                MARKET            MARKET           INDEX               INDEX
     COMPANY NAME                                       CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
     ------------                                       --------------            ------          ------              ------
BANKAMERICA CORP                                            $92,952.61             7.29%           7.29%               7.29%
AMERICAN INT'L GROUP INC                                    $82,293.91             6.45%           6.45%              13.74%
FEDERAL NAT'L MORTGAGE ASSN                                 $66,620.83             5.22%           5.22%              18.97%
FIRST UNION CORP                                            $49,603.35             3.89%           3.89%              22.86%
TRAVELERS GROUP INC                                         $43,356.56             3.40%           3.40%              26.26%
CITICORP                                                    $42,029.68             3.30%           3.30%              29.55%
CHASE MANHATTAN                                             $36,934.71             2.90%           2.90%              32.45%
AMERICAN EXPRESS                                            $35,426.65             2.78%           2.78%              35.23%
ALLSTATE                                                    $34,383.62             2.70%           2.70%              37.93%
FREDDIE MAC                                                 $33,676.12             2.64%           2.64%              40.57%

         10 Largest Industries (% Index Weight):


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
    INDUSTRY                        CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
    --------                        --------------            ------          ------              ------
REGIONAL BANK                          $467,640.79            36.67%          36.67%              36.67%
MULTINATIONAL BANK                     $144,009.40            11.29%          11.29%              47.97%
INSURANCE - SPECIALTY                  $105,843.23             8.30%           8.30%              56.27%
GOV'T SPONSORED AGENCY                 $105,729.45             8.29%           8.29%              64.56%
INSURANCE - MULTILINE                   $86,414.20             6.78%           6.78%              71.34%
INSURANCE - LIFE                        $68,606.76             5.38%           5.38%              76.72%
INSURANCE - P&C                         $63,516.84             4.98%           4.98%              81.70%
BROKERAGE                               $59,084.78             4.63%           4.63%              86.33%
DIVERSIFIED FINANCIALS                  $51,565.86             4.04%           4.04%              90.38%
FINANCIAL - CONSUMER                    $45,682.92             3.58%           3.58%              93.96%



         THE INDUSTRIAL SELECT SECTOR INDEX

         General Background

         The Industrial Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are industrials. Industrials include electrical equipment, construction equipment, waste management services and industrial machinery products. A list of the 35 Component Stocks included in the Index as of September 30, 1998 is included in Exhibit A hereto.

         Constituent Stocks and Industries/Sectors

         Summary:


           Aggregate Market Capitalization (9/30/98):              $521,114.30

         10 Largest Components by Market Capitalization:


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
   COMPANY NAME                     CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
   ------------                     --------------            ------          ------              ------
GENERAL ELECTRIC                       $258,871.31            49.68%          23.71%              23.71%
TYCO INTL                               $32,356.72             6.21%           7.26%              30.97%
MINNESOTA MINING & MFG                  $29,760.76             5.71%           6.76%              37.72%
EMERSON ELECTRIC                        $27,418.51             5.26%           6.41%              44.14%
WASTE MANAGEMENT                        $27,481.61             5.27%           5.46%              49.60%
ALLIEDSIGNAL                            $19,854.75             3.81%           4.69%              54.29%
CATERPILLAR                             $16,254.35             3.12%           4.02%              58.30%
ILLINOIS TOOL WORKS                     $13,623.15             2.61%           3.47%              61.78%
TEXTRON                                  $9,935.23             1.91%           2.77%              64.55%
HONEYWELL                                $8,081.16             1.55%           2.32%              66.87%



         10 Largest Industries (% Index Weight):


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
    INDUSTRY                        CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
    --------                        --------------            ------          ------              ------
ELECTRICAL EQUIP.                      $286,289.82            54.94%          30.12%              30.12%
CONGLOMERATE                           $100,055.34            19.20%          24.45%              54.58%
INDUSTRIAL MACHINERY                    $29,564.82             5.67%           9.90%              64.48%
HEAVY DUTY TRUCKS                       $17,326.10             3.32%           7.93%              72.41%
POLLUTION CONTROL                       $32,738.06             6.28%           7.28%              79.69%
MACHINERY - AG.                         $25,817.77             4.95%           7.24%              86.93%
SPECIALTY MACHINERY                     $12,599.18             2.42%           5.22%              92.15%

                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
    INDUSTRY                        CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
    --------                        --------------            ------          ------              ------
PROCESS CONTROLS                        $12,315.67             2.36%           5.06%              97.21%
ENGINEERING & CONSTRUCTION               $3,802.26             0.73%           2.08%              99.29%
MACHINE TOOLS                              $605.54             0.12%           0.71%             100.00%


         THE TECHNOLOGY SELECT SECTOR INDEX

         General Background

         The Technology Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of technology products. Technology products include products developed by defense manufacturers, telecommunications equipment, microcomputer components, integrated computer circuits and process monitoring systems. A list of the 77 Component Stocks included in the Index as of September 30, 1998 is included in Exhibit A hereto.

         Constituent Stocks and Industries/Sectors

         Summary:


           Aggregate Market Capitalization (9/30/98):            $1,757,522.37



         10 Largest Components by Market Capitalization:


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
   COMPANY NAME                     CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
   ------------                     --------------            ------          ------              ------
MICROSOFT CORP                         $271,201.92            15.43%          15.43%              15.43%
INTEL CORP                             $144,060.00             8.20%           8.20%              23.63%
INTL BUSINESS MACHINES                 $119,898.60             6.82%           6.82%              30.45%
AT&T                                   $105,557.88             6.01%           6.01%              36.46%
CISCO SYSTEMS INC                       $96,107.56             5.47%           5.47%              41.92%

                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
   COMPANY NAME                     CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
   ------------                     --------------            ------          ------              ------
LUCENT TECHNOLOGIES INC                 $91,062.71             5.18%           5.18%              47.11%
MCI WORLDCOM INC                        $86,803.42             4.94%           4.94%              52.04%
DELL COMPUTER CORP                      $83,233.71             4.74%           4.74%              56.78%
HEWLETT-PACKARD                         $55,026.25             3.13%           3.13%              59.91%
COMPAQ COMPUTER CORP                    $52,845.38             3.01%           3.01%              62.92%


         10 Largest Industries (% Index Weight):


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
   INDUSTRY                         CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
   --------                         --------------            ------          ------              ------
COMPUTER SOFTWARE                      $339,014.33            19.29%          19.29%              19.29%
TELECOM - LONG DISTANCE                $223,326.84            12.71%          12.71%              32.00%
COMPUTER SYSTEMS                       $214,067.84            12.18%          12.18%              44.18%
SEMICONDUCTOR                          $188,672.59            10.74%          10.74%              54.91%
PC - WORKSTATION                       $170,000.23             9.67%           9.67%              64.58%
TELECOM - EQUIPMENT                    $136,173.46             7.75%           7.75%              72.33%
TELECOM - NETWORK                      $113,075.51             6.43%           6.43%              78.77%
COMPUTER SERVICES                       $71,638.81             4.08%           4.08%              82.84%
TELECOM - WIRELESS                      $64,122.36             3.65%           3.65%              86.49%
AEROSPACE                               $59,947.28             3.41%           3.41%              89.90%



         THE UTILITIES SELECT SECTOR INDEX

         General Background

         The Utilities Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are in the utilities industry. Utilities include communication services, electrical power providers and natural gas distributors. A list of the 39 Component Stocks included in the Index as of September 30, 1998 is included in Exhibit A hereto.

         Constituent Stocks and Industries/Sectors

         Summary:


           Aggregate Market Capitalization (9/30/98):             $621,375.49


         10 Largest Components by Market Capitalization:


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
  COMPANY NAME                      CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
  ------------                      --------------            ------          ------              ------
SBC COMMUNICATIONS                      $81,529.66            13.12%          13.13%              13.13%
BELL ATLANTIC                           $75,246.40            12.11%          12.12%              25.25%
BELLSOUTH CORP                          $74,023.73            11.91%          11.92%              37.17%
GTE CORP                                $53,021.71             8.53%           8.54%              45.71%
AMERITECH                               $52,363.72             8.43%           4.58%              50.29%
U.S. WEST                               $26,333.06             4.24%           4.36%              54.65%
DUKE ENERGY CORP                        $23,899.25             3.85%           3.97%              58.62%
SOUTHERN CO                             $20,541.46             3.31%           3.42%              62.04%
TEXAS UTILITIES                         $13,014.03             2.09%           2.22%              64.25%
ALTEL CORP                              $12,919.70             2.08%           2.19%              66.44%





         3 Largest Industries (% Index Weight):


                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
    INDUSTRY                        CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
    --------                        --------------            ------          ------              ------
TELECOM - LOCAL                        $380,132.73            61.18%          57.69%              57.69%
ELECTRIC UTILITY                       $236,057.90            37.99%          41.07%              98.76%

                                                                                              CUMULATIVE
                                            MARKET            MARKET           INDEX               INDEX
    INDUSTRY                        CAPITALIZATION            WEIGHT          WEIGHT              WEIGHT
    --------                        --------------            ------          ------              ------
NATURAL GAS DISTRIBUTORS                 $5,184.86             0.83%           1.24%             100.00%


                      INVESTMENT POLICIES AND RESTRICTIONS

LENDING PORTFOLIO SECURITIES

         Each Select Sector SPDR Fund may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete transactions and for other purposes. Because the U.S. government securities or other assets that are pledged as collateral to each Select Sector SPDR Fund in connection with these loans generate income, securities lending may enable a Select Sector SPDR Fund to earn additional income that may partially offset the expenses of such Select Sector SPDR Fund, and thereby reduce the effect that expenses have on such Select Sector SPDR Fund's ability to provide investment results that substantially correspond to the price and yield performance of its respective Select Sector Index.

         Loans of portfolio securities may not exceed 33% of a Select Sector SPDR Fund's total assets. The documentation for these loans provides that a Select Sector SPDR Fund will receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Select Sector SPDR Fund is determined. Each Select Sector SPDR Fund will pay reasonable administrative and custodial fees in connection with the loan of securities and invests collateral in money market instruments or funds which invest exclusively in money market instruments.

         Each Select Sector SPDR Fund will comply with the conditions for lending established by the SEC. Although each Select Sector SPDR Fund will receive collateral in connection with all loans of portfolio securities, and such collateral will be marked to market, each Select Sector SPDR Fund will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Select Sector SPDR Fund). In addition, each Select Sector SPDR Fund bears the risk of loss of any cash collateral that it invests in money market instruments.

REPURCHASE AGREEMENTS

         Each Select Sector SPDR Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Select Sector SPDR Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Select Sector SPDR Fund and is unrelated to the interest rate on the underlying instrument.

         In these repurchase agreement transactions, the securities acquired by a Select Sector SPDR Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Trust's custodian bank until repurchased. In addition, the Trust's Board of Trustees ("Board" or "Trustees") monitors each Select Sector SPDR Fund's repurchase agreement transactions generally and has established guidelines and standards for review of the creditworthiness of any bank, broker or dealer counterparty to a repurchase agreement with a Select Sector SPDR Fund. No more than an aggregate of 15% of each Select Sector SPDR Fund's net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

         The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Select Sector SPDR Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Select Sector SPDR Fund not within the control of the Select Sector SPDR Fund and, therefore, the Select Sector SPDR Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

OTHER MONEY MARKET INSTRUMENTS

         In addition to repurchase agreements, other money market instruments in which the Select Sector SPDR Funds may invest are certificates of deposit of U.S. domestic banks with assets of $1 billion or more, bankers' acceptances, time deposits, U.S. Government and U.S. Government agency securities, or commercial paper rated within the two highest grades by S&P or Moody's Investors Service, Inc., or, if not rated, are of comparable quality as determined by the Adviser, and which mature within one year from the date of purchase, and investment companies which invest exclusively in such money market instruments (subject to applicable limitations under Section 12(d)(1) of the Investment Company Act of 1940, as amended ("1940 Act").

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

         Each Select Sector SPDR Fund may utilize exchange traded futures and options contracts and swap agreements.

         FUTURES CONTRACTS AND OPTIONS

         Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

         Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Select Sector SPDR Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

         Each Select Sector SPDR Fund may use exchange traded futures and options, together with positions in cash and money market instruments, to simulate full investment in the underlying Select Sector SPDR Index. Exchange traded futures and options contracts are not currently available for the Select Sector Indexes. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying Select Sector Index components or a subset of the components. The AMEX currently anticipates that options on the Shares will be listed on the AMEX at the same time that the Shares are available for trading although there is no assurance in this regard.

         RESTRICTIONS ON THE USE OF FUTURES AND OPTIONS

         A Select Sector SPDR Fund would not enter into futures contract transactions for purposes other than hedging to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a Select Sector SPDR

Fund's total assets after taking into account unrealized gains and unrealized losses on such contracts it has entered into. Each Select Sector SPDR Fund would take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of the Select Sector SPDR Fund under the contract (less the value of any margin deposits in connection with the position).

         SWAP AGREEMENTS

         Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Select Sector SPDR Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Select Sector SPDR Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

INVESTMENT RESTRICTIONS

         The Trust has adopted the following investment restrictions as fundamental policies with respect to each Select Sector SPDR Fund. These restrictions cannot be changed with respect to a Select Sector SPDR Fund without the approval of the holders of a majority of such Select Sector SPDR Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Select Sector SPDR Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Select Sector SPDR Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Select Sector SPDR Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Select Sector SPDR Fund. Except with the approval of a majority of the outstanding voting securities, a Select Sector SPDR Fund may not:

         1.       Change its investment objective;

         2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Select Sector SPDR Fund may lend its portfolio securities in an amount not to exceed 33% of the value of its total assets;

         3. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Select Sector SPDR Fund's total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Select Sector SPDR Fund will not purchase securities while borrowings in excess of 5% of the Select Sector SPDR Fund's total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Select Sector SPDR Fund of a deposit principally of securities included in the relevant Select Sector Index for creation of Creation Units);

         4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Select Sector SPDR Fund's assets);

         5. Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but a Select Sector SPDR Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

         6. Act as an underwriter of securities of other issuers, except to the extent the Select Sector SPDR Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

         7. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Select Sector SPDR Fund may make margin deposits in connection with transactions in options, futures and options on futures;

         8.       Sell securities short; or

         9. Invest in commodities or commodity contracts, except that a Select Sector SPDR Fund may transact in exchange traded futures contracts on securities, stock indexes and options on such futures contracts and make margin deposits in connection with such contracts.

         In addition to the investment restrictions adopted as fundamental policies as set forth above, each Select Sector SPDR Fund observes the following restrictions, which may be changed by the Board of Trustees without a shareholder vote. A Select Sector SPDR Fund will not:

         1. Invest in the securities of a company for the purpose of exercising management or control, or in any event purchase and hold more than 10% of the securities of a single issuer, provided that the Trust may vote the investment securities owned by each Select Sector SPDR Fund in accordance with its views; or

          2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Select Sector SPDR Fund has valued the investment.

         If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

                        SPECIAL CONSIDERATIONS AND RISKS

         A discussion of the risks associated with an investment in a Select Sector SPDR Fund is contained in the Prospectus under the heading "Investment Considerations and Risks." The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

GENERAL

         Investment in a Select Sector SPDR Fund should be made with an understanding that the value of a Select Sector SPDR Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

         An investment in a Select Sector SPDR Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

         While Standard & Poor's often chooses a replacement company for the S&P 500 with some characteristics in common with a company or companies removed from the index, it is not uncommon for a replacement company to have little in common with the company it replaces. Consequently, the removal of one company and its replacement by another may affect two Select Sector Indexes and two Select Sector SPDR Funds, one of which included a company now removed from the S&P 500 and another which may have a company added to it.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

         Although most of the securities in the Select Sector Indexes are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Select Sector SPDR Fund's Shares will be adversely affected if trading markets for a Select Sector SPDR Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

FUTURES AND OPTIONS TRANSACTIONS

         Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Select Sector SPDR Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Select Sector SPDR Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Select Sector SPDR Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

         A Select Sector SPDR Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Select Sector SPDR Funds do not plan to use futures and options contracts, when available, in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Select Sector SPDR Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in stocks.

         Utilization of futures transactions by a Select Sector SPDR Fund involves the risk of imperfect or even negative correlation to the benchmark Select Sector Index if the index underlying the futures contracts differs from the benchmark Select Sector Index. There is also the risk of loss by a Select Sector SPDR Fund of margin deposits in the event of bankruptcy of a broker with whom a Select Sector SPDR Fund has an open position in the futures contract or option.

         Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS

         Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Select Sector SPDR Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

CONTINUOUS OFFERING

         The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

         For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

         Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Select Sector SPDR Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that such Select Sector SPDR Fund's prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                          EXCHANGE LISTING AND TRADING

         A discussion of exchange listing and trading matters associated with an investment in the Select Sector SPDR Funds is contained under the headings "Investment Considerations and Risks", "Determination of Net Asset Value," and "Buying and Selling Select Sector SPDR Funds." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

         The Shares of each Select Sector SPDR Fund have been approved for listing and trading on the AMEX, subject to notice of issuance. The Shares will trade on the AMEX at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of any Select Sector SPDR Fund will continue to be met.

         The AMEX may but is not required to remove the Shares of a Select Sector SPDR Fund from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a Select Sector SPDR Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of the underlying Select Sector Index or portfolio of securities on which such Select Sector SPDR Fund is based is no longer calculated or available; or (3) such other event shall occur or condition exists that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. In addition, the AMEX will remove the Shares from listing and trading upon termination of the Trust.

         As in the case of other stocks traded on the AMEX, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

                             MANAGEMENT OF THE TRUST

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Management."

TRUSTEES AND OFFICERS OF THE TRUST

         The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by the Adviser and other service providers. The Board currently consists of six (6) Trustees, none of whom is an "interested person" (as defined in the 1940 Act) of the Trust or any of the Select Sector SPDR Funds.

----------------------------------------------------------------------------------------------------------------------
NAME/ADDRESS/AGE                   POSITION WITH THE          PRINCIPAL OCCUPATIONS
                                   TRUST                      DURING THE PAST FIVE YEARS
======================================================================================================================
John W. English                    Trustee                    Private Investor, Chairman of the Board of The
P.O. Box 640                                                  China Fund, Inc. (1992 to present); Trustee of
Summit, New Jersey                                            Northern Trust Company's Institutional Funds
              07902-0640                                      (1993 to present); Trustee of Washington Mutual's
Age 65                                                        WM Funds (1994 to present); Chairman of the
                                                              Advisory Board of Andrew M. Carter & Company, an
                                                              investment adviser (1995 to present); Director, Adviser
                                                              or Trustee for numerous not-for-profit organizations
                                                              (1989 to present); formerly Vice President and Chief
                                                              Investment Officer of the Ford Foundation (1981-1993).
----------------------------------------------------------------------------------------------------------------------
George R. Gaspari                  Trustee                    Consultant to various financial services
100-38 75th Avenue                                            organizations (1996 to present); Senior Vice
Forest Hills, New York                                        President and Chief Financial and Administrative
                 11375                                        Officer of Evergreen Asset Management Co. , a
Age 58                                                        subsidiary of First Union Corp. (1987-1996).
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAME/ADDRESS/AGE                   POSITION WITH THE          PRINCIPAL OCCUPATIONS
                                   TRUST                      DURING THE PAST FIVE YEARS
======================================================================================================================
Burton G. Malkiel                  Trustee                    Director of Baker Fentress & Company, a closed-
Department of Economics                                       end investment company traded on the New York
Princeton University                                          Stock Exchange (1980 to present), Director of
Princeton, New Jersey                                         Prudential Insurance Company of America (1977
                08544                                         to present); Director of The Vanguard Group of
Age 66                                                        Investment Companies (1977 to present);
                                                              Professor of Economics at Princeton University
                                                              (1964 to present); formerly Dean of Yale School
                                                              of Management (1981-1988); formerly Chairman
                                                              of the Economics Department and Director of the
                                                              Financial Research Center at Princeton University
                                                              (1974-1975 and 1977-1981); formerly Member,
                                                              President's Council of Economic Advisors (1975-
                                                              1977).
----------------------------------------------------------------------------------------------------------------------
Ernest J. Scalberg                 Trustee                    Dean of the Graduate School of Business
Fordham Graduate School                                       Administration and Dean of Faculty of the School
of Business                                                   of Business at Fordham University (April 1994 to
113 West 60th Street                                          present); Director, Adviser or Trustee to numerous
New York, New York                                            non-profit organizations (1974 to present);
             10023                                            formerly Founding Dean, School of Business and
Age 53                                                        Management, Hong Kong University of Science
                                                              and Technology (1991-1993); formerly Associate
                                                              Dean of UCLA Graduate School of Management
                                                              (1981-1994).
----------------------------------------------------------------------------------------------------------------------
R. Charles Tschampion              Trustee                    Managing Director of Investment Strategy and
General Motors Investment                                     Asset Allocation, General Motors Investment
Management Corp.                                              Management Corporation (1994 to present); Vice
767 Fifth Avenue                                              Chairman of the Association for Investment
New York, New York                                            Management Research (1989 to present);
             10153                                            Governor of the Association for Investment
Age 52                                                        Management Research (1995 to present); Director
                                                              of the India Magnum Fund (1994 to present),
                                                              Trustee of Lehigh University and Member of the
                                                              Investment Sub-Committee for the Lehigh
                                                              University Endowment Fund (October 1998 to
                                                              present).
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAME/ADDRESS/AGE                   POSITION WITH THE          PRINCIPAL OCCUPATIONS
                                   TRUST                      DURING THE PAST FIVE YEARS
======================================================================================================================
Cheryl Burgermeister               Trustee                    Director and Chief Officer of Finance of The
The Crabbe Huson Group,                                       Crabbe Huson Group and Treasurer of the Crabbe
Inc.                                                          Huson Family of Funds (1987 to present);
121 S.W. Morrison                                             formerly Senior Auditor at KPMG Peat Marwick
Suite 1400                                                    (1982-1986).
Portland, Oregon  97204
Age 47
----------------------------------------------------------------------------------------------------------------------
Howard H. Fairweather,             President and              Retired; formerly Executive Vice President of
4 Parsons Street                   Secretary                  State Street Bank and Trust Company (1977 to
Newburyport, MA   02110                                       September 1996); formerly Vice President and
Age 60                                                        head of the New England Division of Commercial
                                                              Lending and head of the National Division at State
                                                              Street Bank and Trust Company (1972-1977); formerly
                                                              Commercial Lending Officer at State Street Bank and
                                                              Trust Company (1965-1972).
----------------------------------------------------------------------------------------------------------------------
E. Davis Hawkes, Jr.               Treasurer and              Retired; formerly Vice President of State Street
47 Washington Street               Assistant Secretary        Bank and Trust Company (1954-1990).
Marblehead, MA  01945
Age 67
----------------------------------------------------------------------------------------------------------------------


REMUNERATION OF TRUSTEES AND OFFICERS

         The Trust pays each Trustee an annual fee of $12,000 plus a per meeting fee of $2,000 for meetings of the Board of Trustees attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

         Assuming that four (4) meetings of the Board of Trustees are held annually, it is estimated that the compensation paid to each Trustee during the fiscal year ended September 30, 1999 will be:

         Name of Trustee                   Aggregate Compensation from Trust
         ---------------                   ---------------------------------
         John W. English                              $20,000
         George R. Gaspari                            $20,000
         Burton G. Malkiel                            $20,000
         Ernest J. Scalberg                           $20,000
         R. Charles Tschampion                        $20,000
         Cheryl Burgermeister                         $20,000

         The following table sets forth the total (estimated) remuneration of Trustees and officers of the Trust for the fiscal year ended September 30, 1999.

------------------------------------------------------------------------------------------------------------------
Name/                  Aggregate                 Pension or              Estimated Annual         Total
Position               Compensation from         Retirement              Benefits Upon            Compensation
                       Trust                     Benefits Accrued        Retirement               from Trust &
                                                 as Part of Trust                                 Trust Complex
                                                 Expenses                                         paid to Trustees
==================================================================================================================
John W. English,              $20,000                 $0                       $0                  $20,000
Trustee
------------------------------------------------------------------------------------------------------------------
George R.                     $20,000                 $0                       $0                  $20,000
Gaspari, Trustee
------------------------------------------------------------------------------------------------------------------
Burton G.                     $20,000                 $0                       $0                  $20,000
Malkiel, Trustee
------------------------------------------------------------------------------------------------------------------
Ernest J.                     $20,000                 $0                       $0                  $20,000
Scalberg,
Trustee
------------------------------------------------------------------------------------------------------------------
R. Charles                    $20,000                 $0                       $0                  $20,000
Tschampion,
Trustee
------------------------------------------------------------------------------------------------------------------
Cheryl                        $20,000                 $0                       $0                  $20,000
Burgermeister,
Trustee
------------------------------------------------------------------------------------------------------------------
Howard H.                     $20,000                 $0                       $0                  $20,000
Fairweather,
President and
Secretary
------------------------------------------------------------------------------------------------------------------
E Davis Hawkes,               $20,000                 $0                       $0                  $20,000
Jr., Treasurer
and Assistant
Secretary
------------------------------------------------------------------------------------------------------------------

         No Trustee or officer is entitled to any pension or retirement benefits from the Trust.

THE INVESTMENT ADVISER

         State Street, through its State Street Global Advisors division, acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of each Select Sector SPDR Fund. State Street is a wholly owned subsidiary of State Street Boston Corporation, a publicly held bank holding company. State Street, with over $470.3 billion (U.S.) under management as of June 30, 1998, provides complete global investment management services from offices in the U.S., London, Sydney, Hong Kong, Tokyo, Toronto, Luxembourg, Montreal, Paris, Dublin, Munich and Brussels.

         The Adviser serves as investment adviser to each Select Sector SPDR Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Select Sector SPDR Fund, manages the investment of each Select Sector SPDR Fund's assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Select Sector SPDR Fund.

         Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

THE ADMINISTRATOR

         In addition to serving as Adviser to each Select Sector SPDR Fund, State Street, through its Global Investors Services Group, serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, State Street is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and each Select Sector SPDR Fund. State Street will generally assist in all aspects of the Trust's and the Select Sector SPDR Funds' operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

         Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from gross negligence or willful misconduct in the performance of its duties.

CUSTODIAN AND TRANSFER AGENT

         State Street also serves as Custodian for the Select Sector SPDR Funds pursuant to a Custodian Agreement. As Custodian, State Street holds the Select Sector SPDR Funds' assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street also serves as Transfer Agent of the Select Sector SPDR Funds pursuant to a Transfer Agency Agreement. State Street may be reimbursed by the Select Sector SPDR Funds for its out-of-pocket expenses. State Street and the Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

         Compensation. As compensation for its services under the Investment Advisory Agreement, State Street is paid a monthly fee based on a percentage of each Select Sector SPDR Fund's average daily net assets at the annual rate of
 .05%. From time to time, the Adviser may waive all or a portion of its fee. As compensation for its services under the Administrative Services Agreement, the Custodian Agreement and the Transfer Agency Agreement, State Street is paid a "unitary fee." See "Annual Fund Operating Expenses" in the Prospectus for a description of the unitary fee. Each Select Sector SPDR Fund will also bear all other expenses of its operation.

         Term. The Investment Advisory Agreement with respect to each Select Sector SPDR Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board of Trustees or (2) vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the Select Sector SPDR Fund, provided that in either event such continuance also is approved by a majority of the Board of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Select Sector SPDR Fund is terminable without penalty, on 60 days notice, by the Board of Trustees or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Select Sector SPDR Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940
Act).

BANKING AND REGULATORY MATTERS

         State Street has been advised by its counsel that, in counsel's opinion, State Street currently may perform the services for the Trust and the Select Sector SPDR Funds contemplated by the Investment Advisory Agreement and other activities for the Trust and the Select Sector

SPDR Funds described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent State Street from continuing to perform those services for the Trust and the Select Sector SPDR Funds. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Board of Trustees would review the relationships with State Street and consider taking all actions necessary in the circumstances.

THE DISTRIBUTOR

         ALPS Mutual Funds Services, Inc. is the principal underwriter and Distributor of Shares. Its principal address is 370 17th Street, Suite 3100, Denver, CO 80202. Investor information can be obtained by calling 1-800-843-2639. The Distributor has entered into an agreement with the Trust which will continue for two years from its effective date, and which is renewable annually thereafter (the "Distribution Agreement"), pursuant to which it distributes Shares of each Select Sector SPDR Fund. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under "Creation and Redemption of Creation Units." Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and Statement of Additional Information to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

         The Board of Trustees, consisting of Independent Trustees described below, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan") for each Select Sector SPDR Fund. The terms of each Plan are described in the Prospectus.

         Under its terms, each Select Sector SPDR Fund's Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the "Independent Trustees" (Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan). The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the Select Sector SPDR Fund to which the Plan applies, and all material amendments of the Plan also require Board approval (as described above). Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, by a vote of a majority of the outstanding voting securities of such Select Sector SPDR Fund (as such vote is defined in the 1940 Act). Pursuant to the Distribution Agreement, the Distributor will provide the Board with periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

         The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to each Select Sector SPDR Fund:
(i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Select Sector SPDR Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         Pursuant to agreements entered into with such persons, the Distributor will make payments under each Select Sector SPDR Fund's Plan to certain broker-dealers or other persons ("Investor Services Organizations") that enter into investor services agreements with the Distributor in the form approved by the Board of Trustees to provide distribution assistance and shareholder support, account maintenance and educational and promotional services (which may include compensation and sales incentives to the registered brokers or other sales personnel of the broker-dealer or other financial entity that is a party to an investor services agreement) ("Investor Services Agreements"). Each of the Investor Services Agreement will be a "related agreement" under the Plan of such Select Sector SPDR Fund. No Investor Services Agreement will provide for annual fees of more than 0.10% of the average daily net assets of all Select Sector SPDR Funds subject to the applicable Investor Services Agreement.

         Subject to an aggregate limitation of .25% of a Select Sector SPDR Fund's average net assets per annum, the fees paid by a Select Sector SPDR Fund under its Plan will be compensation for distribution, investor services or marketing services for that Fund. To the extent the Plan fees aggregate less than .25% per annum of the average daily net assets of a Select Sector SPDR Fund, each Fund may also reimburse the Distributor and other persons for their respective costs incurred in printing prospectuses and producing advertising or marketing material prepared at the request of the Fund. The aggregate payments under each Plan will not exceed, on an annualized basis, .25% of average daily net assets of any Select Sector SPDR Fund.

         The continuation of the Distribution Agreement, any Investor Services Agreements and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

         Each of the Investor Services Agreements will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Select Sector SPDR Fund, on at least 60 days' written notice to the other party. Each of the Distribution Agreement and the Investor Services Agreements is also terminable upon 60 days' notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Investor Services Agreement is also terminable by the applicable Investor Service Organization upon 60 days' notice to the other party thereto.

         The allocation among the Select Sector SPDR Funds of fees and expenses payable under the Distribution Agreement and the Investor Services Agreements will be made pro rata in accordance with the daily net assets of the respective Funds.

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit aggregations of Select Sector SPDR Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

         Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

ADDITIONAL EXPENSES

         Standard & Poor's, the AMEX and Merrill Lynch have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which provides that each Select Sector SPDR Fund will pay a one time fee to Standard & Poor's of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to Standard & Poor's equal to the greater of .03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to .03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to Standard & Poor's during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the Amex (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of such Fund.

                             BROKERAGE TRANSACTIONS

         The policy of the Trust regarding purchases and sales of securities for the Select Sector SPDR Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Select Sector SPDR Funds and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by

]various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

         In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provides the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Select Sector SPDR Funds or the Adviser. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical information pertaining to corporate actions affecting stocks, including but not limited to, stocks within the S&P 500.

         The Select Sector SPDR Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.

         The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

         Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Select Sector SPDR Fund is expected to be under 50%. See "Investment Policies and Strategies" in the Prospectus. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                             BOOK ENTRY ONLY SYSTEM

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Buying and Selling Select Sector SPDR Funds."

         DTC acts as securities depositary for the Shares. Shares of each Select Sector SPDR Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the AMEX.

                    CREATION AND REDEMPTION OF CREATION UNITS

CREATION

         The Trust issues and sells Shares of each Select Sector SPDR Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" with respect to each Select Sector SPDR Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT

         The consideration for purchase of a Creation Unit of a Select Sector SPDR Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit constituting a substantial replication, or a representation, of the stocks included in the relevant Select Sector SPDR Fund's Select Sector Index and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Select Sector SPDR Fund. The Cash Component is an amount equal to the Dividend Equivalent Payment (as defined below), plus or minus, as the case may be, a Balancing Amount (as defined below). The "Dividend Equivalent Payment" enables each Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of the Fund ("Fund Securities") with ex-dividend dates within the accumulation period for such distribution (the "Accumulation Period"), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the next ex-dividend date. The "Balancing Amount" is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the "Deposit Amount" -- an amount equal to the sum of the market value of the Deposit Securities and the Dividend Equivalent Payment. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit exceeds the Deposit Amount), the Cash Component shall be increased by such positive amount. If the Balancing Amount is a negative number (i.e., the net asset value per Creation Unit is less than the Deposit Amount), the Cash Component shall be decreased by such negative amount. If the negative number is greater than the Dividend Equivalent Payment, the creator will be entitled to receive cash in an amount equal to the differential. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, immediately prior to the opening of business on the AMEX (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Select Sector SPDR Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of a given Select Sector SPDR Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Select Sector SPDR Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Select Sector SPDR Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant Select Sector Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting. Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Select Sector Index being tracked by the relevant Select Sector SPDR Fund or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the Dividend Equivalent Payment, effective through and including the previous Business Day, per outstanding Share of each Select Sector SPDR Fund.

PROCEDURES FOR CREATION OF CREATION UNITS

         To be eligible to place orders with the Distributor to create a Creation Unit of a Select Sector SPDR Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see "Book Entry Only System"), and, in each case, must have executed an agreement with the Trust, the Distributor and the Transfer Agent with respect to creations and redemptions of Creation Units ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant". Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Shares of Select Sector SPDR Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Select Sector SPDR Funds must be placed for one or more Creation Unit size aggregations of Shares (50,000 in the case of each Fund). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m. New York time) in each case on the date such order is placed in order for creation of Creation Units to be effected based on the net asset value of Shares of each Select Sector SPDR Fund as determined on such date. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the "Transmittal Date". Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see "Placement of Creation Orders Using Clearing Process" and "Placement of Creation Orders Outside Clearing Process"). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

         Orders to create Creation Units of Select Sector SPDR Funds shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of Select Sector SPDR Funds have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

         Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS

         The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Select Sector SPDR Funds in Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS

         Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Transfer Agent. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., New York time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., New York time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units of Select Sector SPDR Funds outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current net asset value of the Fund. The delivery of Creation Units of Select Sector SPDR Funds so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Creation Units of Select Sector SPDR Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form. In addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m. on such date and federal funds in the appropriate amount are deposited with the Trust's Custodian by 11:00 a.m. the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m. on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee of $4,000 will be charged in all cases. The delivery of Creation Units of Select Sector SPDR Funds so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

ACCEPTANCE OF ORDERS FOR CREATION UNITS

         The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Select Sector SPDR Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Select Sector SPDR Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the AMEX for that date by the Custodian, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Select Sector SPDR Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE

         To compensate the Trust for transfer and other transaction costs involved in creation transactions, investors will be required to pay a fixed creation transaction fee of $1,000 payable to the Trust. An additional charge of up to three (3) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities), for a total charge of $4,000. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION

         Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Select Sector SPDR Fund through the Transfer Agent and only on a Business Day. THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. As of October 29, 1998, a Creation Unit of the Select Sector SPDR Funds ranged in cost from approximately $1,000,000 to $1,400,000.

         With respect to each Select Sector SPDR Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 am, Eastern time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

         Unless cash redemptions are available or specified for a Select Sector SPDR Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee of $1,000. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

REDEMPTION TRANSACTION FEE

         A redemption transaction fee of $1,000 is paid to the Trust to offset transfer and other transaction costs that may be incurred in connection with the redemption of Creation Units. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Select Sector SPDR Funds, subject to approval by the Board of Trustees, may adjust the fee from time to time based upon actual experience. An additional charge for cash redemptions or partial cash redemptions (when cash redemptions are available) for each Select Sector SPDR Fund may be imposed. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS

         Orders to redeem Creation Units of Select Sector SPDR Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units of Select Sector SPDR Funds using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m. on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the net asset value of the Fund as next determined. An order to redeem Creation Units of a Select Sector SPDR Fund using the Clearing Process made in proper form but received by the Fund after 4:00 p.m. will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the net asset value next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS

         Orders to redeem Creation Units of Select Sector SPDR Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of Select Sector SPDR Funds to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units of Select Sector SPDR Funds outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., New York time, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of Shares of Select Sector SPDR Funds specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., New York time, on the next Business Day following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

         After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under "Determination of Net Asset Value" computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time on the

Transmittal Date, and the requisite number of Shares of the relevant Select Sector SPDR Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Distributor by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of Shares of the relevant Select Sector SPDR Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Transfer Agent, i.e., the Business Day on which the Shares of the relevant Select Sector SPDR Funds are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Select Sector SPDR Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its Shares based on the net asset value of Shares of the relevant Select Sector SPDR Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Select Sector SPDR Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

         Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Select Sector SPDR Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Select Sector SPDR Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may, at the Fund's discretion, be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

         The right of redemption may be suspended or the date of payment postponed with respect to any Select Sector SPDR Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings);
(2) for any period during which trading on the NYSE is suspended or restricted;
(3) for any period during which an emergency exists as a result of which disposal of the Shares of the Select Sector SPDR Fund or determination of the Shares' net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

                        DETERMINATION OF NET ASSET VALUE

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Determination of Net Asset Value."

         Net asset value per share for each Select Sector SPDR Fund of the Trust is computed by dividing the value of the net assets of such Select Sector SPDR Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Select Sector SPDR is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., New York time) on each day that such exchange is open.

         In computing a Select Sector SPDR Fund's net asset value per Share, the Select Sector SPDR Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted bid price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures adopted by the Board.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Distributions."

         GENERAL POLICIES

         Dividends from net investment income, if any, are declared and paid quarterly by each Select Sector SPDR Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Select Sector SPDR Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust intends to distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of each Fund, net of expenses of such Select Sector SPDR, as if such Select Sector SPDR Fund owned such underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital for tax purposes for shareholders.

         Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

         The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Select Sector SPDR Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

         DIVIDEND REINVESTMENT SERVICE

         Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Select Sector SPDR Funds through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares purchased in the secondary market of the same Select Sector SPDR Fund.

                                      TAXES

         The following information also supplements and should be read in conjunction with the section in the Prospectus entitled "Tax Matters."

         Each Select Sector SPDR Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements.

         Each Select Sector SPDR Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Select Sector SPDR Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

         A Select Sector SPDR Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended September 30 of such year. Each Select Sector SPDR Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

         As a result of tax requirements, the Trust on behalf of each Select Sector SPDR Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Select Sector SPDR Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Select Sector SPDR Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See "Creation and Redemption of Creation Units."

         Dividends and interest received by a Select Sector SPDR Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

         Each Select Sector SPDR Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction.

         A loss realized on a sale or exchange of shares of a Select Sector SPDR Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

         Distribution of ordinary income and capital gains may also be subject to state and local taxes.

         Distributions reinvested in additional Shares of a Select Sector SPDR Fund through the means of the service (see "Dividend Reinvestment Service") will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

         Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

         Some shareholders may be subject to a 31% withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Select Sector SPDR Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

         The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares of the Trust should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

         Each Select Sector SPDR Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Select Sector SPDR Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Select Sector SPDR Fund.

         In order for a Select Sector SPDR Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Select Sector SPDR Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

         Each Select Sector SPDR Fund distributes to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Select Sector SPDR Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Select Sector SPDR Fund's other investments and shareholders are advised on the nature of the distributions.

                      CAPITAL STOCK AND SHAREHOLDER REPORTS

         The Trust currently is comprised of nine Select Sector SPDR Funds. Each Select Sector SPDR Fund issues shares of beneficial interest, par value $.001 per Share. The Board of Trustees may designate additional Select Sector SPDR Funds.

         Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Select Sector SPDR Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Select Sector SPDR Fund, and in the net distributable assets of such Select Sector SPDR Fund on liquidation.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Select Sector SPDR Funds vote together as a single class except that if the matter being voted on affects only a particular Select Sector SPDR Fund it will be voted on only by that Select Sector SPDR Fund and if a matter affects a particular Select Sector SPDR Fund differently from other Select Sector SPDR Funds, that Select Sector SPDR Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the Select Sector SPDR Fund) have noncumulative voting rights for the election of Trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the risk to shareholders of personal liability is believed to be remote.

         Each Select Sector SPDR Fund expects that, immediately prior to the commencement of trading of Shares, ALPS Mutual Fund Services, Inc. will be the sole shareholder of its outstanding

Shares. Each Select Sector SPDR Fund cannot predict the length of time that ALPS Mutual Fund Services, Inc. will remain a control person of the Fund.

         The Trust does not have information concerning the beneficial ownership of the Shares held in the names of such DTC Participants.

         Shareholder inquiries may be made by writing to the Trust, c/o the Distributor, ALPS Mutual Funds Services, Inc., at 370 17th Street, Suite 3100, Denver, CO 80202.

         Absent an applicable exemption or other relief from the SEC or its staff, officers and directors of the Trust and beneficial owners of 10% of the Shares of a Select Sector SPDR Fund ("Insiders") would be subject to the insider reporting, short-swing profit and short sale provisions in Section 16 of the Exchange Act and the SEC's rules thereunder. The Trust has applied for a "no action letter" seeking advice from the SEC staff that it will not recommend SEC enforcement action if Insiders do not file reports required by Section 16(a) of the Exchange Act and the rules thereunder with respect to transactions in a substantially similar investment product. There is no assurance that the SEC staff will issue the requested relief. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act, and should note that the no action letter does not address other requirements under the Exchange Act, including those imposed by Section 13(d) thereof and the rules thereunder.

                        PERFORMANCE AND OTHER INFORMATION

         The performance of a Select Sector SPDR Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return, cumulative total return and yield.

         Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Select Sector SPDR Fund over periods of 1, 5 and 10 years (or the life of a Select Sector SPDR Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Select Sector SPDR Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

         Total return is calculated according to the following formula:
P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period).

         Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Select Sector SPDR Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it is not expressed in terms of an average rate of return.

         The yield of a Select Sector SPDR Fund is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Included in net investment income is the amortization of market premium or accretion of market and original issue discount on bonds. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula: YIELD = (a-b) divided by 2[(cd + 1)(6)-1] (where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period).

         Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in a Select Sector SPDR Fund during the particular time period on which the calculations are based. Such quotations for a Select Sector SPDR Fund will vary based on changes in market conditions and the level of such Select Sector SPDR Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         The cumulative and average total returns and yields do not take into account federal or state income taxes which may be payable by shareholders; total returns and yields would, of course, be lower if such charges were taken into account.

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Funds with performance quoted with respect to other investment companies or types of investments.

         From time to time, in advertising and marketing literature, the Funds' performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Funds will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

         In addition, in connection with the communication of the performance of the Funds to current or prospective shareholders, the Trust also may compare those figures to the performance of certain unmanaged indexes which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indexes include, but are not limited to the following: Dow Jones Industrial Average; Consumer Price Index; Standard & Poor's 500 Composite Stock Price Index (S&P 500); Russell 1000 & NASDAQ non-financial 100 and their subsidiary sector indexes.

         Performance of an index is historical and does not represent performance of the Trust, and is not a guarantee of future results.

         In addition, information may be presented to current or prospective shareholders regarding the purchase of Select Sector SPDR Funds in the secondary market, such as margin requirements, types of orders that may be entered and information concerning short sales.

         Evaluation of each Fund's performance or other relevant statistical information made by independent sources may also be used in advertisements and sales literature concerning the Trust, including reprints of, or selections from, editorials or articles about the Trust. Sources for Trust performance information and articles about the Trust include, but are not limited to, the following: American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques; Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews investment company performance data; Business Week, a national business weekly that periodically reports the performance rankings of investment companies; CDA Investment Technologies, an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate indexes; Forbes, a national business publication that from time to time reports the performance of specific investment companies; Fortune, a national business publication that periodically rates the performance of a variety of investment companies; The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance; Ibbotson Associates, Inc., a company specializing in investment research and data; Investment Company Data, Inc., an independent organization that provides performance ranking information for broad classes of mutual funds; Investor's Business Daily, a daily newspaper that features financial, economic, and business news; Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities; Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund; Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole; The New York Times, a nationally distributed newspaper that regularly covers financial news; Smart Money, a national personal finance magazine published monthly by Dow Jones & Company, Inc. and The Hearst Corporation that focuses on ideas for investing, spending and saving; Value Line Mutual Fund Survey, an independent publication that provides biweekly performance and other information on mutual funds; The Wall Street Journal, a Dow Jones and Company, Inc. newspaper that regularly covers financial news; Wiesenberger

Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges; Worth, a national publication distributed ten times per year by Capital Publishing Company that focuses on personal finance.

                        COUNSEL AND INDEPENDENT AUDITORS

         Gordon Altman Butowsky Weitzen Shalov & Wein, 114 West 47th Street, New York, New York 10036, are counsel to the Trust and have passed upon the validity of the Trust's shares.

         PricewaterhouseCoopers LLP serves as the independent auditors of the Trust.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholder and Board of Trustees of The Select Sector SPDR Trust

         In our opinion, the accompanying statement of assets and liabilities and statement of operations presents fairly, in all material respects, the financial position of The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund and The Utilities Select Sector SPDR Fund, each a separate series of The Select Sector SPDR Trust (the "Trust"), at __________, 1998, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES


                                THE BASIC           THE CONSUMER          THE CONSUMER      THE CYCLICAL/
                                INDUSTRIES            SERVICES              STAPLES        TRANSPORTATION
                              SELECT SECTOR         SELECT SECTOR         SELECT SECTOR    SELECT SECTOR
                                 SPDR FUND            SPDR FUND             SPDR FUND         SPDR FUND
ASSETS

Cash........................  $    20,000          $    20,000           $    20,000        $    20,000
                                ---------            ---------             ---------          ---------
    Total assets............       20,000               20,000                20,000             20,000
LIABILITIES
Payable to State Street             8,889                8,889                 8,889              8,889
   (Note 1)                     ---------            ---------             ---------          ---------
    Total liabilities.......        8,889                8,889                 8,889              8,889
                                ---------            ---------             ---------          ---------
NET ASSETS..................  $    11,111          $    11,111           $    11,111        $    11,111
                                =========            =========             =========          =========

NET ASSETS
Paid-in-capital.............  $    20,000          $    20,000           $    20,000        $    20,000
Undistributed net
   investment loss..........       (8,889)              (8,889)               (8,889)            (8,889)
                                ---------            ---------             ---------          ---------
NET ASSETS..................  $    11,111          $    11,111           $    11,111        $    11,111
                                =========            =========             =========          =========

Shares outstanding
(unlimited amount
authorized, $0.001
par value)..................
                                    ------            ------                ------             ------

Net asset value,
offering price, and
redemption price
per share...................       $                 $                     $                  $
                                    ------            ------                ------             ------


The accompanying notes are an integral part of the financial statements.

          THE ENERGY           THE FINANCIAL       THE INDUSTRIAL        THE TECHNOLOGY     THE UTILITIES
        SELECT SECTOR          SELECT SECTOR        SELECT SECTOR        SELECT SECTOR      SELECT SECTOR
           SPDR FUND             SPDR FUND            SPDR FUND             SPDR FUND         SPDR FUND


        $    20,000           $    20,000          $    20,000           $    20,000        $    15,000
          ---------             ---------            ---------             ---------          ---------
             20,000                20,000               20,000                20,000             15,000
              8,889                 8,889                8,889                 8,889              3,888
          ---------             ---------            ---------             ---------          ---------
              8,889                 8,889                8,889                 8,889              3,888
          ---------             ---------            ---------             ---------          ---------
        $    11,111           $    11,111          $    11,111           $    11,111        $    11,112
          =========             =========            =========             =========          =========



        $    20,000           $    20,000          $    20,000           $    20,000        $    15,000

             (8,889)               (8,889)              (8,889)               (8,889)            (3,888)
          ---------             ---------            ---------             ---------          ---------
        $    11,111           $    11,111          $    11,111           $    11,111        $    11,112
          =========             =========            =========             =========          =========


           -------             -------              -------               -------            -------


        $ -------           $------              $------               $------            $------

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS


                                    THE BASIC         THE CONSUMER        THE CONSUMER      THE CYCLICAL/
                                    INDUSTRIES          SERVICES            STAPLES        TRANSPORTATION
                                  SELECT SECTOR       SELECT SECTOR       SELECT SECTOR    SELECT SECTOR
                                     SPDR FUND          SPDR FUND           SPDR FUND         SPDR FUND
EXPENSES (NOTE 2)

Organizational expense (Note 2)    $    8,889         $     8,889         $     8,889        $     8,889
                                     --------           ---------           ---------          ---------
   Net expense..............            8,889               8,889               8,889              8,889
                                     --------           ---------           ---------          ---------
NET INVESTMENT LOSS                $   (8,889)        $    (8,889)        $    (8,889)       $    (8,889)
                                     =========          =========           =========          =========



          THE ENERGY           THE FINANCIAL       THE INDUSTRIAL        THE TECHNOLOGY     THE UTILITIES
        SELECT SECTOR          SELECT SECTOR        SELECT SECTOR        SELECT SECTOR      SELECT SECTOR
           SPDR FUND             SPDR FUND            SPDR FUND             SPDR FUND         SPDR FUND




        $     8,889           $     8,889          $     8,889           $     8,889        $     3,888
          ---------             ---------            ---------             ---------          ---------
              8,889                 8,889                8,889                 8,889              3,888
          ---------             ---------            ---------             ---------          ---------
        $    (8,889)          $    (8,889)         $    (8,889)          $    (8,889)       $    (3,888)
          =========             =========            =========             =========          =========



The accompanying notes are an integral part of the financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
NOVEMBER XX, 1998

     NOTE 1:  ORGANIZATION
The Select Sector SPDR Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end non-diversified management investment company that was organized as a Massachusetts business trust on June 10, 1998. The Trust currently consists of nine portfolios, The Basic Industry Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund, each of which represents a separate series of beneficial interest in the Trust. The Trust has had no operations to date other than matters relating to its organization and registration and the sale of its shares to ALPS Mutual Funds Services, Inc., the sole shareholder of each of the Funds. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements.


     NOTE 2:  FEES AND EXPENSES
It is anticipated that the Trust will pay the expenses of its operation, including payments to Standard & Poors for a sub-license to use the S&P 500 index as a basis for determining the composition of the Trust's portfolios. Expenses are apportioned to each portfolio of the Trust based on relative net assets. State Street Bank and Trust, the Trust's advisor and administrator, has agreed to bear a portion of all organizational and start-up costs.


     NOTE 3:  CAPITAL
Shares of each Fund are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally only permitted on an in-kind basis, with a separate cash payment equivalent to the undistributed net investment income per unit and a balancing cash component to equate the transaction to the net asset value per unit of each portfolio of the Trust on the transaction date.

                                   EXHIBIT A

                             SELECT SECTOR INDEXES

 SYMBOL                    INDEX                   COMPONENTS
IXB            Basic Industries Sector                    58
IXE            Energy Sector                              33
IXI            Industrial Sector                          35
IXM            Financial Sector                           75
IXR            Consumer Staples Sector                    69
IXT            Technology Sector                          77
IXU            Utilties Sector                            39
IXV            Consumer Services Sector                   45
IXY            Cyclical/Transportation Sector             69
                                                          500

                             IXB COMPONENT WEIGHTS

                                                                                                       PRICE             MARKET
            COMPANY NAME                           TICKER         SHARES            MULTIPLIER        9/30/98        CAPITALIZATION
 1     Du Pont EI de Nemours                         DD          131,661,000          1.00000         56.2500          $63,655.93
 2     Monsanto Co                                   MTC         600,895,000          1.00000         56.2500          $33,800.34
 3     Dow Chemical Co                               DOW         224,119,000          1.00000         85.4375          $19,148.17
 4     International Paper Co                        IP          307,248,000          1.00000         46.6250          $14,325.44
 5     Aluminum Company of America                   AA          186,754,000          1.00000         71.0000          $13,259.53
 6     PPG Industries Inc                            PPG         176,991,000          1.00000         54.5625           $9,657.07
 7     Weyerhaeuser Co                               WY          198,993,000          1.00000         42.1875           $8,395.02
 8     Barrick Gold Corp                             ABX         373,000,000          1.00000         20.0000           $7,460.00
 9     Air Products and Chemicals Inc                APD         231,440,000          1.00000         29.7500           $6,885.34
10     Union Carbide Corp                            UK          135,269,000          1.00000         43.1250           $5,833.48
11     Tenneco Inc                                   TEN         169,641,000          1.00000         32.8750           $5,576.95
12     Alcan Aluminium Ltd                           AL          227,538,000          1.00000         23.4375           $5,332.92
13     Praxair Inc                                   PX          158,169,000          1.00000         32.6875           $5,170.15
14     Avery Dennison Corp                           AVY         117,011,000          1.00000         43.6875           $5,111.92
15     Rohm and Haas Co                              ROH         178,236,000          1.00000         27.8125           $4,957.19
16     Georgia Pacific                               GP           93,271,000          1.00000         45.6250           $4,255.49
17     Eastman Chemical Co                           EMN          79,241,000          1.00000         50.4375           $3,996.72
18     Owens Illinois Inc                            OI          155,346,000          1.00000         25.0000           $3,883.65
19     Newmont Mining Corp                           NEM         156,512,000          1.00000         24.2500           $3,795.42
20     Reynolds Metals Co                            RLM          72,094,000          1.00000         51.3750           $3,703.83
21     Ecolab Inc                                    ECL         129,641,000          1.00000         28.4375           $3,686.67
22     Nucor Corp                                    NUE          88,070,000          1.00000         40.6250           $3,577.84
23     Allegheny Teledyne                            ALT         197,030,000          1.00000         17.8125           $3,509.60
24     Placer Dome Inc                               PDG         250,018,000          1.00000         13.8125           $3,453.37
25     Crown Cork and Seal Company Inc               CCK         124,411,000          1.00000         26.7500           $3,327.99
26     Willamette Industries Inc                     WLL         111,433,000          1.00000         28.6875           $3,196.73
27     Phelps Dodge Corp                             PD           58,674,000          1.00000         52.1875           $3,062.05
28     Mead Corp                                     MEA         103,849,000          1.00000         29.4375           $3,057.05
29     Champion International Corp                   CHA          95,635,000          1.00000         31.3125           $2,994.57
30     Sigma Aldrich Corp                            SIAL        100,589,000          1.00000         28.8750           $2,904.51
31     Morton International Inc                      MII         130,359,000          1.00000         21.8750           $2,851.60
32     Hercules Inc                                  HPC          94,567,000          1.00000         30.0625           $2,842.92
33     Union Camp Corp                               UCC          69,334,000          1.00000         39.3750           $2,730.03
34     Temple Inland Inc                             TIN          55,597,000          1.00000         47.8750           $2,661.71
35     Sealed Air Corp                               SEE          83,272,000          1.00000         31.8750           $2,654.30
36     Homestake Mining Co                           HM          211,184,000          1.00000         12.1250           $2,560.61
37     Engelhard Corp                                EC          144,508,000          1.00000         17.6875           $2,555.99
38     Westvaco Corp                                 W           101,314,000          1.00000         24.0000           $2,431.54
39     Great Lakes Chemical Corp                     GLK          59,072,000          1.00000         38.8750           $2,296.42
40     Louisiana Pacific Corp                        LPX         109,778,000          1.00000         20.3750           $2,236.73
41     Freeport McMoran Copper Gold                  FCX         179,873,000          1.00000         11.9375           $2,147.23
42     USX US Steel Group                            X            88,099,000          1.00000         23.8750           $2,103.36
43     Nalco Chemical Co                             NLC          65,903,000          1.00000         29.5000           $1,944.14
44     Bemis Company Inc                             BMS          53,380,000          1.00000         35.0625           $1,871.64
45     FMC Corp                                      FMC          34,527,000          1.00000         51.5625           $1,780.30
46     Inco Ltd                                      N           166,059,000          1.00000         10.2500           $1,702.10
47     Boise Cascade Corp                            BCC          56,330,000          1.00000         25.3125           $1,425.85
48     Battle Mountain Gold Co                       BMG         229,785,000          1.00000          6.0625           $1,393.07
49     Cyprus Amax Minerals Co                       CYM          93,664,000          1.00000         13.2500           $1,241.05
50     Worthington Industries Inc                    WTHG         96,657,000          1.00000         12.5000           $1,208.21
51     Ball Corp                                     BLL          30,496,000          1.00000         35.2500           $1,074.98
52     Bethlehem Steel Corp                          BS          129,622,000          1.00000          8.2500           $1,069.38
53     Potlatch Corp                                 PCH          29,009,000          1.00000         34.0625             $988.12
54     WR Grace and Co                               GRA          75,896,000          1.00000         12.4375             $943.96




                                                   MARKET         INDEX MARKET          INDEX          CUMULATIVE
            COMPANY NAME                           WEIGHT        CAPITALIZATION         WEIGHT            WEIGHT
 1     Du Pont EI de Nemours                       20.48%          $63,655.93           20.48%            20.48%
 2     Monsanto Co                                 10.87%          $33,800.34           10.87%            31.35%
 3     Dow Chemical Co                              6.16%          $19,148.17            6.16%            37.51%
 4     International Paper Co                       4.61%          $14,325.44            4.61%            42.12%
 5     Aluminum Company of America                  4.27%          $13,259.53            4.27%            46.39%
 6     PPG Industries Inc                           3.11%           $9,657.07            3.11%            49.49%
 7     Weyerhaeuser Co                              2.70%           $8,395.02            2.70%            52.20%
 8     Barrick Gold Corp                            2.40%           $7,460.00            2.40%            54.60%
 9     Air Products and Chemicals Inc               2.22%           $6,885.34            2.22%            56.81%
10     Union Carbide Corp                           1.88%           $5,833.48            1.88%            58.69%
11     Tenneco Inc                                  1.79%           $5,576.95            1.79%            60.48%
12     Alcan Aluminium Ltd                          1.72%           $5,332.92            1.72%            62.20%
13     Praxair Inc                                  1.66%           $5,170.15            1.66%            63.86%
14     Avery Dennison Corp                          1.64%           $5,111.92            1.64%            65.50%
15     Rohm and Haas Co                             1.59%           $4,957.19            1.59%            67.10%
16     Georgia Pacific                              1.37%           $4,255.49            1.37%            68.47%
17     Eastman Chemical Co                          1.29%           $3,996.72            1.29%            69.75%
18     Owens Illinois Inc                           1.25%           $3,883.65            1.25%            71.00%
19     Newmont Mining Corp                          1.22%           $3,795.42            1.22%            72.22%
20     Reynolds Metals Co                           1.19%           $3,703.83            1.19%            73.42%
21     Ecolab Inc                                   1.19%           $3,686.67            1.19%            74.60%
22     Nucor Corp                                   1.15%           $3,577.84            1.15%            75.75%
23     Allegheny Teledyne                           1.13%           $3,509.60            1.13%            76.88%
24     Placer Dome Inc                              1.11%           $3,453.37            1.11%            77.99%
25     Crown Cork and Seal Company Inc              1.07%           $3,327.99            1.07%            79.06%
26     Willamette Industries Inc                    1.03%           $3,196.73            1.03%            80.09%
27     Phelps Dodge Corp                            0.99%           $3,062.05            0.99%            81.08%
28     Mead Corp                                    0.98%           $3,057.05            0.98%            82.06%
29     Champion International Corp                  0.96%           $2,994.57            0.96%            83.02%
30     Sigma Aldrich Corp                           0.93%           $2,904.51            0.93%            83.96%
31     Morton International Inc                     0.92%           $2,851.60            0.92%            84.88%
32     Hercules Inc                                 0.91%           $2,842.92            0.91%            85.79%
33     Union Camp Corp                              0.88%           $2,730.03            0.88%            86.67%
34     Temple Inland Inc                            0.86%           $2,661.71            0.86%            87.53%
35     Sealed Air Corp                              0.85%           $2,654.30            0.85%            88.38%
36     Homestake Mining Co                          0.82%           $2,560.61            0.82%            89.20%
37     Engelhard Corp                               0.82%           $2,555.99            0.82%            90.03%
38     Westvaco Corp                                0.78%           $2,431.54            0.78%            90.81%
39     Great Lakes Chemical Corp                    0.74%           $2,296.42            0.74%            91.55%
40     Louisiana Pacific Corp                       0.72%           $2,236.73            0.72%            92.27%
41     Freeport McMoran Copper Gold                 0.69%           $2,147.23            0.69%            92.96%
42     USX US Steel Group                           0.68%           $2,103.36            0.68%            93.63%
43     Nalco Chemical Co                            0.63%           $1,944.14            0.63%            94.26%
44     Bemis Company Inc                            0.60%           $1,871.64            0.60%            94.86%
45     FMC Corp                                     0.57%           $1,780.30            0.57%            95.43%
46     Inco Ltd                                     0.55%           $1,702.10            0.55%            95.98%
47     Boise Cascade Corp                           0.46%           $1,425.85            0.46%            96.44%
48     Battle Mountain Gold Co                      0.45%           $1,393.07            0.45%            96.89%
49     Cyprus Amax Minerals Co                      0.40%           $1,241.05            0.40%            97.29%
50     Worthington Industries Inc                   0.39%           $1,208.21            0.39%            97.68%
51     Ball Corp                                    0.35%           $1,074.98            0.35%            98.02%
52     Bethlehem Steel Corp                         0.34%           $1,069.38            0.34%            98.37%
53     Potlatch Corp                                0.32%             $988.12            0.32%            98.68%
54     WR Grace and Co                              0.30%             $943.96            0.30%            98.99%

                             IXB COMPONENT WEIGHTS

                                                                                                       PRICE             MARKET
            COMPANY NAME                           TICKER         SHARES            MULTIPLIER        9/30/98        CAPITALIZATION
55     Timken Co                                     TKR          62,338,000          1.00000         15.1250             $942.86
56     Stone Container Corp                          STO         104,978,000          1.00000          8.6250             $905.44
57     Asarco Inc                                    AR           39,661,000          1.00000         19.1250             $758.52
58     Armco Inc                                     AS          107,879,000          1.00000          5.0000             $539.40




                                                   MARKET         INDEX MARKET          INDEX          CUMULATIVE
            COMPANY NAME                           WEIGHT        CAPITALIZATION         WEIGHT            WEIGHT
55     Timken Co                                    0.30%             $942.86            0.30%            99.29%
56     Stone Container Corp                         0.29%             $905.44            0.29%            99.58%
57     Asarco Inc                                   0.24%             $758.52            0.24%            99.83%
58     Armco Inc                                    0.17%             $539.40            0.17%           100.00%

                             IXE COMPONENT WEIGHTS

                                                                                                PRICE           MARKET
      COMPANY NAME                            TICKER           SHARES         MULTIPLIER       9/30/98      CAPITALIZATION
 1  Exxon Corp                                  XON        2,438,407,000        0.89795        70.1875        $171,145.69
 2  Royal Dutch Petroleum                       RD         2,144,296,000        1.00534        47.6250        $102,122.10
 3  Mobil Corp                                  MOB          781,707,000        1.00919        75.9375        $ 59,360.88
 4  Amoco Corp                                  AN           954,196,000        0.59789        53.8750        $ 51,407.31
 5  Chevron Corp                                CHV          654,432,000        0.55870        84.0625        $ 55,013.19
 6  Texaco Inc                                  TX           535,859,000        0.91499        62.6875        $ 33,591.66
 7  Schlumberger Ltd                            SLB          544,253,000        1.08681        50.3125        $ 27,382.73
 8  Atlantic Richfield Co                       ARC          321,139,000        1.10434        70.9375        $ 22,780.80
 9  Enron Corp                                  ENE          329,481,000        1.13660        52.8125        $ 17,400.72
10  Halliburton Co                              HAL          438,946,000        1.18959        28.5625        $ 12,537.40
11  Williams Companies Inc                      WMB          424,859,000        1.19460        28.7500        $ 12,214.70
12  Phillips Petroleum Co                       P            258,385,000        1.20387        45.1250        $ 11,659.62
13  USX Marathon Group ..Marathon Oil Bd        MRO          290,589,000        1.23083        35.4375        $ 10,297.75
14  Unocal Corporation Delaware                 UCL          241,360,000        1.27168        36.2500        $  8,749.30
15  Occidental Petroleum Corp                   OXY          353,034,000        1.31317        21.5000        $  7,590.23
16  Coastal Corp                                CGP          212,590,000        1.33129        33.7500        $  7,174.91
17  Baker Hughes Inc                            BHI          317,709,000        1.35733        20.9375        $  6,652.03
18  Burlington Resources Inc                    BR           177,493,000        1.35832        37.3750        $  6,633.80
19  Amerada Hess Corp                           AHC           90,958,000        1.45301        57.6875        $  5,247.14
20  Consolidated Natural Gas Co                 CNG           95,880,000        1.45489        54.5000        $  5,225.46
21  Columbia Energy Group                       CG            83,371,000        1.48633        58.6250        $  4,887.62
22  Anadarko Petroleum Corp                     APC          120,083,000        1.50352        39.3125        $  4,720.76
23  Ashland Inc                                 ASH           76,470,000        1.67209        46.2500        $  3,536.74
24  Sonat Inc                                   SNT          110,035,000        1.72309        29.8750        $  3,287.30
25  Union Pacific Resources Group Inc           UPR          251,111,000        1.76881        12.3125        $  3,091.80
26  Sun Company Inc                             SUN           93,479,000        1.79463        32.0000        $  2,991.33
27  Apache Corp                                 APA           98,605,000        1.89907        26.8125        $  2,643.85
28  Kerr McGee Corp                             KMG           47,741,000        2.09428        45.5000        $  2,172.22
29  Pennzoil Co                                 PZL           47,756,000        2.41958        35.0625        $  1,674.44
30  McDermott International Inc                 MDR           59,199,000        2.49059        26.9375        $  1,594.67
31  Oryx Energy Co                              ORX          106,235,000        2.72946        12.9375        $  1,374.42
32  Helmerich and Payne                         HP            50,299,000        3.25035        21.0000        $  1,056.28
33  Rowan Companies Inc                         RDC           85,170,000        3.49465        11.1875        $    952.84
                                                                                                              $668,171.67



                                              MARKET        INDEX MARKET       INDEX        CUMULATIVE
      COMPANY NAME                            WEIGHT       CAPITALIZATION      WEIGHT         WEIGHT
 1  Exxon Corp                                25.61%        $153,679.48        23.00%         23.00%
 2  Royal Dutch Petroleum                     15.28%        $102,667.92        15.37%         38.37%
 3  Mobil Corp                                 8.88%        $ 59,906.69         8.97%         47.33%
 4  Amoco Corp                                 7.69%        $ 30,735.90         4.60%         51.93%
 5  Chevron Corp                               8.23%        $ 30,735.90         4.60%         56.53%
 6  Texaco Inc                                 5.03%        $ 30,735.90         4.60%         61.13%
 7  Schlumberger Ltd                           4.10%        $ 29,759.73         4.45%         65.59%
 8  Atlantic Richfield Co                      3.41%        $ 25,157.80         3.77%         69.35%
 9  Enron Corp                                 2.60%        $ 19,777.72         2.96%         72.31%
10  Halliburton Co                             1.88%        $ 14,914.40         2.23%         74.54%
11  Williams Companies Inc                     1.83%        $ 14,591.70         2.18%         76.73%
12  Phillips Petroleum Co                      1.75%        $ 14,036.62         2.10%         78.83%
13  USX Marathon Group ..Marathon Oil Bd       1.54%        $ 12,674.75         1.90%         80.72%
14  Unocal Corporation Delaware                1.31%        $ 11,126.30         1.67%         82.39%
15  Occidental Petroleum Corp                  1.14%        $  9,967.23         1.49%         83.88%
16  Coastal Corp                               1.07%        $  9,551.91         1.43%         85.31%
17  Baker Hughes Inc                           1.00%        $  9,029.03         1.35%         86.66%
18  Burlington Resources Inc                   0.99%        $  9,010.80         1.35%         88.01%
19  Amerada Hess Corp                          0.79%        $  7,624.14         1.14%         89.15%
20  Consolidated Natural Gas Co                0.78%        $  7,602.46         1.14%         90.29%
21  Columbia Energy Group                      0.73%        $  7,264.63         1.09%         91.38%
22  Anadarko Petroleum Corp                    0.71%        $  7,097.76         1.06%         92.44%
23  Ashland Inc                                0.53%        $  5,913.74         0.89%         93.32%
24  Sonat Inc                                  0.49%        $  5,664.30         0.85%         94.17%
25  Union Pacific Resources Group Inc          0.46%        $  5,468.81         0.82%         94.99%
26  Sun Company Inc                            0.45%        $  5,368.33         0.80%         95.79%
27  Apache Corp                                0.40%        $  5,020.85         0.75%         96.54%
28  Kerr McGee Corp                            0.33%        $  4,549.22         0.68%         97.23%
29  Pennzoil Co                                0.25%        $  4,051.45         0.61%         97.83%
30  McDermott International Inc                0.24%        $  3,971.67         0.59%         98.43%
31  Oryx Energy Co                             0.21%        $  3,751.42         0.56%         98.99%
32  Helmerich and Payne                        0.16%        $  3,433.28         0.51%         99.50%
33  Rowan Companies Inc                        0.14%        $  3,329.84         0.50%        100.00%
                                                            $668,171.67

                             IXI COMPONENT WEIGHTS


                                                                                                       PRICE             MARKET
           COMPANY NAME                         TICKER            SHARES           MULTIPLIER         9/30/98        CAPITALIZATION
 1  General Electric Co                           GE          3,253,685,000          0.46062          79.5625         $258,871.31
 2  Tyco International                            TYC           585,642,000          1.12803          55.2500          $32,356.72
 3  Minnesota Mining and Manufacturing            MMM           403,878,000          1.14147          73.6875          $29,760.76
 4  Emerson Electric Co                           EMR           440,458,000          1.17597          62.2500          $27,418.51
 5  Waste Management Inc                          WMI           571,789,000          1.00000          48.0625          $27,481.61
 6  AlliedSignal Inc                              ALD           561,265,000          1.18749          35.3750          $19,854.75
 7  Caterpillar Inc                               CAT           364,754,000          1.24264          44.5625          $16,254.35
 8  Illinois Tool Works Inc                       ITW           249,966,000          1.28224          54.5000          $13,623.15
 9  Textron Inc                                   TXT           163,880,000          1.40100          60.6250           $9,935.23
10  Honeywell Inc                                 HON           126,145,000          1.44621          64.0625           $8,081.16
11  Dana Corp                                     DCN           164,913,000          1.83083          37.3125           $6,153.32
12  Dover Corp                                    DOV           223,115,000          1.61584          30.8750           $6,888.68
13  Corning Inc                                   GLW           231,898,000          1.58319          29.4375           $6,826.50
14  Ingersoll Rand                                IR            165,246,000          1.64495          37.9375           $6,269.02
15  Deere and Co                                  DE            244,854,000          1.35859          30.2500           $7,406.83
16  Browning Ferris Industries Inc                BFI           173,767,000          1.73499          30.2500           $5,256.45
17  Eaton Corp                                    ETN            71,400,000          1.84725          62.6875           $4,475.89
18  Cooper Industries Inc                         CBE           116,392,000          1.70917          40.7500           $4,742.97
19  Pall Corp                                     PLL           123,996,000          2.84890          22.1875           $2,751.16
20  Johnson Controls Inc                          JCI            84,688,000          1.97210          46.5000           $3,937.99
21  Parker Hannifin Corp                          PH            110,578,000          2.11565          29.6875           $3,282.78
22  PACCAR Inc                                    PCAR           78,124,000          2.15251          41.1875           $3,217.73
23  Fluor Corp                                    FLR            78,956,000          2.12364          41.0625           $3,242.13
24  Briggs and Stratton Corp                      BGG            24,114,000          6.20993          41.1250             $991.69
25  General Signal                                GSX            43,708,000          3.99413          33.9375           $1,483.34
26  Navistar International Corp Holding           NAV            67,067,000          3.36041          22.6250           $1,517.39
27  Crane Co                                      CR             68,762,000          3.11795          23.5000           $1,615.91
28  Nacco Industries Inc Holding Co Cl A          NC              8,164,000          5.45733         100.0000             $816.40
29  National Service Industries Inc               NSI            41,447,000          3.17841          31.8750           $1,321.12
30  Cummins Engine Company Inc                    CUM            38,500,000          3.38992          29.7500           $1,145.38
31  Case Corporation                              CSE            74,445,000          2.30650          21.7500           $1,619.18
32  Foster Wheeler Corp                           FWC            40,737,000          6.38600          13.7500             $560.13
33  Milacron Inc                                  MZ             39,225,000          5.89461          15.4375             $605.54
34  Aeroquip Vickers Inc                          ANV            28,237,000          3.85694          28.7500             $811.81
35  Harnischfeger Industries Inc                  HPH            47,770,000          4.47538          11.2500             $537.41
                                                                                                                      $521,114.30




                                                MARKET          INDEX MARKET         INDEX         CUMULATIVE
           COMPANY NAME                         WEIGHT         CAPITALIZATION        WEIGHT          WEIGHT
 1  General Electric Co                         49.68%           $119,242.31         23.71%          23.71%
 2  Tyco International                           6.21%            $36,499.50          7.26%          30.97%
 3  Minnesota Mining and Manufacturing           5.71%            $33,970.88          6.76%          37.72%
 4  Emerson Electric Co                          5.26%            $32,243.26          6.41%          44.14%
 5  Waste Management Inc                         5.27%            $27,481.61          5.46%          49.60%
 6  AlliedSignal Inc                             3.81%            $23,577.30          4.69%          54.29%
 7  Caterpillar Inc                              3.12%            $20,198.26          4.02%          58.30%
 8  Illinois Tool Works Inc                      2.61%            $17,468.16          3.47%          61.78%
 9  Textron Inc                                  1.91%            $13,919.30          2.77%          64.55%
10  Honeywell Inc                                1.55%            $11,687.07          2.32%          66.87%
11  Dana Corp                                    1.18%            $11,265.67          2.24%          69.11%
12  Dover Corp                                   1.32%            $11,131.00          2.21%          71.32%
13  Corning Inc                                  1.31%            $10,807.64          2.15%          73.47%
14  Ingersoll Rand                               1.20%            $10,312.19          2.05%          75.52%
15  Deere and Co                                 1.42%            $10,062.86          2.00%          77.52%
16  Browning Ferris Industries Inc               1.01%             $9,119.89          1.81%          79.34%
17  Eaton Corp                                   0.86%             $8,268.07          1.64%          80.98%
18  Cooper Industries Inc                        0.91%             $8,106.54          1.61%          82.59%
19  Pall Corp                                    0.53%             $7,837.79          1.56%          84.15%
20  Johnson Controls Inc                         0.76%             $7,766.12          1.54%          85.70%
21  Parker Hannifin Corp                         0.63%             $6,945.24          1.38%          87.08%
22  PACCAR Inc                                   0.62%             $6,926.19          1.38%          88.45%
23  Fluor Corp                                   0.62%             $6,885.12          1.37%          89.82%
24  Briggs and Stratton Corp                     0.19%             $6,158.32          1.22%          91.05%
25  General Signal                               0.28%             $5,924.66          1.18%          92.23%
26  Navistar International Corp Holding          0.29%             $5,099.05          1.01%          93.24%
27  Crane Co                                     0.31%             $5,038.32          1.00%          94.24%
28  Nacco Industries Inc Holding Co Cl A         0.16%             $4,455.36          0.89%          95.13%
29  National Service Industries Inc              0.25%             $4,199.07          0.83%          95.96%
30  Cummins Engine Company Inc                   0.22%             $3,882.73          0.77%          96.74%
31  Case Corporation                             0.31%             $3,734.63          0.74%          97.48%
32  Foster Wheeler Corp                          0.11%             $3,577.02          0.71%          98.19%
33  Milacron Inc                                 0.12%             $3,569.40          0.71%          98.90%
34  Aeroquip Vickers Inc                         0.16%             $3,131.12          0.62%          99.52%
35  Harnischfeger Industries Inc                 0.10%             $2,405.12          0.48%         100.00%
                                                                 $502,896.75

                             IXM COMPONENT WEIGHTS


                                                                                                             PRICE         MARKET
             COMPANY NAME                     TICKER                SHARES               MULTIPLIER         9/30/98   CAPITALIZATION
1   BankAmerica Corp                           BAC               1,737,432,000             1.00000          53.5000      $92,952.61
2   American International Group Inc           AIG               1,050,002,000             1.00000          78.3750      $82,293.91
3   Federal National Mortgage Assn             FNM               1,036,900,000             1.00000          64.2500      $66,620.83
4   First Union Corp                           FTU                 969,052,000             1.00000          51.1875      $49,603.35
5   Travelers Group Inc                        TRV               1,156,175,000             1.00000          37.5000      $43,356.56
6   Citicorp                                   CCI                 451,932,000             1.00000          93.0000      $42,029.68
7   Chase Manhattan Corp                       CMB                 856,457,000             1.00000          43.1250      $36,934.71
8   American Express Co                        AXP                 456,382,000             1.00000          77.6250      $35,426.65
9   Allstate Corp                              ALL                 828,521,000             1.00000          41.5000      $34,383.62
10  Freddie Mac                                FRE                 678,612,000             1.00000          49.6250      $33,676.12
11  Wells Fargo and Co                         WFC                  85,137,000             1.00000         355.0000      $30,223.64
12  Bank One Corp                              ONE                 704,861,000             1.00000          42.4375      $29,912.54
13  Norwest Corp                               NOB                 765,783,000             1.00000          36.0000      $27,568.19
14  US Bancorp                                 USB                 742,901,000             1.00000          35.6250      $26,465.85
15  Morgan Stanley Dean Witter and Co          MWD                 585,695,000             1.00000          43.1250      $25,258.10
16  Associates First Capital Corp              AFS                 346,286,000             1.00000          65.2500      $22,595.16
17  National City Corp                         NCC                 329,711,000             1.00000          65.9375      $21,740.32
18  Fleet Financial Group                      FLT                 567,850,000             1.00000          36.7188      $20,850.74
19  Bank of New York Co Inc                    BK                  747,294,000             1.00000          27.3750      $20,457.17
20  Washington Mutual                          WAMU                592,852,000             1.00000          33.7500      $20,008.76
21  First Chicago NBD Corp                     FCN                 287,743,000             1.00000          68.5000      $19,710.40
22  Household International                    HI                  492,408,000             1.00000          37.5000      $18,465.30
23  Wachovia Corp                              WB                  206,623,000             1.00000          85.2500      $17,614.61
24  Merrill Lynch and Co Inc                   MER                 348,251,000             1.00000          47.1875      $16,433.09
25  American General Corp                      AGC                 253,099,000             1.00000          63.8750      $16,166.70
26  Fifth Third Bancorp                        FITB                267,896,000             1.00000          57.5000      $15,404.02
27  General Re Corp                            GRN                  75,652,000             1.00000         203.0000      $15,357.36
28  JP Morgan and Co Inc                       JPM                 176,560,000             1.00000          84.6250      $14,941.39
29  MBNA Corp                                  KRB                 751,782,000             1.00000          19.0833      $14,346.50
30  Mellon Bank Corp                           MEL                 260,708,000             1.00000          55.0000      $14,338.94
31  Cigna Corp                                 CI                  212,280,000             1.00000          66.1250      $14,037.02
32  PNC Bank Corp                              PNC                 301,538,000             1.00000          45.0000      $13,569.21
33  Suntrust Banks Inc                         STI                 208,888,000             1.00000          62.0000      $12,951.06
34  Marsh and Mclennan Companies Inc           MMC                 255,664,000             1.00000          49.7500      $12,719.28
35  Keycorp                                    KEY                 439,868,000             1.00000          28.8750      $12,701.19
36  SunAmerica Inc                             SAI                 195,742,000             1.00000          61.0000      $11,940.26
37  Hartford Financial Services Group          HIG                 233,443,000             1.00000          47.4375      $11,073.95
38  AON Corp                                   AOC                 168,857,000             1.00000          64.5000      $10,891.28
39  Charles Schwab Corp                        SCH                 266,931,000             1.00000          39.3750      $10,510.41
40  Chubb Corp                                 CB                  165,613,000             1.00000          63.0000      $10,433.62
41  BankBoston Corp                            BKB                 294,181,000             1.00000          33.0000       $9,707.97
42  Loews Corp                                 LTR                 114,711,000             1.00000          84.3750       $9,678.74
43  Conseco Inc                                CNC                 312,423,000             1.00000          30.5625       $9,548.43
44  State Street Corp                          STT                 161,486,000             1.00000          54.5625       $8,811.08
45  BB and T Corp                              BBK                 286,210,000             1.00000          29.9375       $8,568.41
46  Comerica Inc                               CMA                 155,455,000             1.00000          54.8125       $8,520.88
47  Lincoln National Corp                      LNC                 100,522,000             1.00000          82.2500       $8,267.93
48  Progressive Corp                           PGR                  72,656,000             1.00000         112.7500       $8,191.96
49  Providian Financial Corp                   PVN                  95,024,000             1.00000          84.8125       $8,059.22
50  Regions Financial Corp                     RGBK                214,101,000             1.00000          36.2500       $7,761.16
51  St Paul Companies Inc                      SPC                 236,103,000             1.00000          32.5000       $7,673.35
52  Northern Trust Corp                        NTRS                111,307,000             1.00000          68.2500       $7,596.70
53  Franklin Resources Inc                     BEN                 253,031,000             1.00000          29.8750       $7,559.30
54  Mercantile Bancorporation Inc              MTL                 151,984,000             1.00000          48.3750       $7,352.23
55  Unum Corp                                  UNM                 138,286,000             1.00000          49.6875       $6,871.09
56  Capital One Financial Corp                 COF                  66,074,000             1.00000         103.0625       $6,809.75
57  Transamerica Corp                          TA                   62,554,000             1.00000         106.0000       $6,630.72

                                              MARKET        INDEX MARKET       INDEX        CUMULATIVE
             COMPANY NAME                     WEIGHT       CAPITALIZATION      WEIGHT         WEIGHT
1   BankAmerica Corp                           7.29%         $92,952.61         7.29%          7.29%
2   American International Group Inc           6.45%         $82,293.91         6.45%         13.74%
3   Federal National Mortgage Assn             5.22%         $66,620.83         5.22%         18.97%
4   First Union Corp                           3.89%         $49,603.35         3.89%         22.86%
5   Travelers Group Inc                        3.40%         $43,356.56         3.40%         26.26%
6   Citicorp                                   3.30%         $42,029.68         3.30%         29.55%
7   Chase Manhattan Corp                       2.90%         $36,934.71         2.90%         32.45%
8   American Express Co                        2.78%         $35,426.65         2.78%         35.23%
9   Allstate Corp                              2.70%         $34,383.62         2.70%         37.93%
10  Freddie Mac                                2.64%         $33,676.12         2.64%         40.57%
11  Wells Fargo and Co                         2.37%         $30,223.64         2.37%         42.94%
12  Bank One Corp                              2.35%         $29,912.54         2.35%         45.28%
13  Norwest Corp                               2.16%         $27,568.19         2.16%         47.44%
14  US Bancorp                                 2.08%         $26,465.85         2.08%         49.52%
15  Morgan Stanley Dean Witter and Co          1.98%         $25,258.10         1.98%         51.50%
16  Associates First Capital Corp              1.77%         $22,595.16         1.77%         53.27%
17  National City Corp                         1.70%         $21,740.32         1.70%         54.98%
18  Fleet Financial Group                      1.64%         $20,850.74         1.64%         56.61%
19  Bank of New York Co Inc                    1.60%         $20,457.17         1.60%         58.22%
20  Washington Mutual                          1.57%         $20,008.76         1.57%         59.79%
21  First Chicago NBD Corp                     1.55%         $19,710.40         1.55%         61.33%
22  Household International                    1.45%         $18,465.30         1.45%         62.78%
23  Wachovia Corp                              1.38%         $17,614.61         1.38%         64.16%
24  Merrill Lynch and Co Inc                   1.29%         $16,433.09         1.29%         65.45%
25  American General Corp                      1.27%         $16,166.70         1.27%         66.72%
26  Fifth Third Bancorp                        1.21%         $15,404.02         1.21%         67.93%
27  General Re Corp                            1.20%         $15,357.36         1.20%         69.13%
28  JP Morgan and Co Inc                       1.17%         $14,941.39         1.17%         70.30%
29  MBNA Corp                                  1.13%         $14,346.50         1.13%         71.43%
30  Mellon Bank Corp                           1.12%         $14,338.94         1.12%         72.55%
31  Cigna Corp                                 1.10%         $14,037.02         1.10%         73.65%
32  PNC Bank Corp                              1.06%         $13,569.21         1.06%         74.72%
33  Suntrust Banks Inc                         1.02%         $12,951.06         1.02%         75.73%
34  Marsh and Mclennan Companies Inc           1.00%         $12,719.28         1.00%         76.73%
35  Keycorp                                    1.00%         $12,701.19         1.00%         77.73%
36  SunAmerica Inc                             0.94%         $11,940.26         0.94%         78.66%
37  Hartford Financial Services Group          0.87%         $11,073.95         0.87%         79.53%
38  AON Corp                                   0.85%         $10,891.28         0.85%         80.38%
39  Charles Schwab Corp                        0.82%         $10,510.41         0.82%         81.21%
40  Chubb Corp                                 0.82%         $10,433.62         0.82%         82.03%
41  BankBoston Corp                            0.76%          $9,707.97         0.76%         82.79%
42  Loews Corp                                 0.76%          $9,678.74         0.76%         83.55%
43  Conseco Inc                                0.75%          $9,548.43         0.75%         84.30%
44  State Street Corp                          0.69%          $8,811.08         0.69%         84.99%
45  BB and T Corp                              0.67%          $8,568.41         0.67%         85.66%
46  Comerica Inc                               0.67%          $8,520.88         0.67%         86.33%
47  Lincoln National Corp                      0.65%          $8,267.93         0.65%         86.98%
48  Progressive Corp                           0.64%          $8,191.96         0.64%         87.62%
49  Providian Financial Corp                   0.63%          $8,059.22         0.63%         88.25%
50  Regions Financial Corp                     0.61%          $7,761.16         0.61%         88.86%
51  St Paul Companies Inc                      0.60%          $7,673.35         0.60%         89.46%
52  Northern Trust Corp                        0.60%          $7,596.70         0.60%         90.06%
53  Franklin Resources Inc                     0.59%          $7,559.30         0.59%         90.65%
54  Mercantile Bancorporation Inc              0.58%          $7,352.23         0.58%         91.23%
55  Unum Corp                                  0.54%          $6,871.09         0.54%         91.76%
56  Capital One Financial Corp                 0.53%          $6,809.75         0.53%         92.30%
57  Transamerica Corp                          0.52%          $6,630.72         0.52%         92.82%

                             IXM COMPONENT WEIGHTS


                                                                                                             PRICE         MARKET
             COMPANY NAME                     TICKER                SHARES               MULTIPLIER         9/30/98   CAPITALIZATION
58  Summit Bancorp Inc                         SUB                 173,805,000             1.00000          37.5000       $6,517.69
59  Jefferson Pilot                            JP                  106,090,000             1.00000          60.5000       $6,418.45
60  Union Planters Corp                        UPC                 127,129,000             1.00000          50.2500       $6,388.23
61  SAFECO Corp                                SAFC                141,188,000             1.00000          41.6875       $5,885.77
62  Bankers Trust Corp                         BT                   96,169,000             1.00000          59.0000       $5,673.97
63  SLM Holding Corp                           SLM                 167,476,000             1.00000          32.4375       $5,432.50
64  MBIA Inc                                   MBI                  99,261,000             1.00000          53.6875       $5,329.07
65  Huntington Bancshares Inc                  HBAN                211,689,000             1.00000          25.1250       $5,318.69
66  Synovus Financial Corp                     SNV                 263,367,000             1.00000          19.7500       $5,201.50
67  Cincinnati Financial Corp                  CINF                167,170,000             1.00000          30.7500       $5,140.48
68  Torchmark Corp                             TMK                 140,262,000             1.00000          35.9375       $5,040.67
69  Golden West Financial Corp                 GDW                  57,600,000             1.00000          81.8125       $4,712.40
70  Countrywide Credit Industries              CCR                 111,050,000             1.00000          41.6250       $4,622.46
71  Provident Co Inc                           PVT                 135,169,000             1.00000          33.7500       $4,561.95
72  Republic New York Corp                     RNB                 107,901,000             1.00000          39.5000       $4,262.09
73  MGIC Investment Corp                       MTG                 113,340,000             1.00000          36.8750       $4,179.41
74  Bear Stearns Companies Inc                 BSC                 113,761,000             1.00000          31.0000       $3,526.59
75  Lehman Brothers Holdings Inc               LEH                 118,294,000             1.00000          28.3750       $3,356.59
                                                                                                                      $1,275,141.52

                                              MARKET        INDEX MARKET       INDEX        CUMULATIVE
             COMPANY NAME                     WEIGHT       CAPITALIZATION      WEIGHT         WEIGHT
58  Summit Bancorp Inc                         0.51%          $6,517.69         0.51%         93.33%
59  Jefferson Pilot                            0.50%          $6,418.45         0.50%         93.83%
60  Union Planters Corp                        0.50%          $6,388.23         0.50%         94.33%
61  SAFECO Corp                                0.46%          $5,885.77         0.46%         94.80%
62  Bankers Trust Corp                         0.44%          $5,673.97         0.44%         95.24%
63  SLM Holding Corp                           0.43%          $5,432.50         0.43%         95.67%
64  MBIA Inc                                   0.42%          $5,329.07         0.42%         96.08%
65  Huntington Bancshares Inc                  0.42%          $5,318.69         0.42%         96.50%
66  Synovus Financial Corp                     0.41%          $5,201.50         0.41%         96.91%
67  Cincinnati Financial Corp                  0.40%          $5,140.48         0.40%         97.31%
68  Torchmark Corp                             0.40%          $5,040.67         0.40%         97.71%
69  Golden West Financial Corp                 0.37%          $4,712.40         0.37%         98.08%
70  Countrywide Credit Industries              0.36%          $4,622.46         0.36%         98.44%
71  Provident Co Inc                           0.36%          $4,561.95         0.36%         98.80%
72  Republic New York Corp                     0.33%          $4,262.09         0.33%         99.13%
73  MGIC Investment Corp                       0.33%          $4,179.41         0.33%         99.46%
74  Bear Stearns Companies Inc                 0.28%          $3,526.59         0.28%         99.74%
75  Lehman Brothers Holdings Inc               0.26%          $3,356.59         0.26%        100.00%
                                                          $1,275,141.52

                             IXR COMPONENT WEIGHTS

                                                                                                    PRICE              MARKET
           COMPANY NAME                        TICKER          SHARES            MULTIPLIER        9/30/98         CAPITALIZATION
1    Merck and Company Inc                       MRK        1,190,918,000          1.00000        129.5625          $154,298.31
2    Coca Cola Co                                KO         2,465,494,000          1.00000         57.6250          $142,074.09
3    Pfizer Inc                                  PFE        1,306,595,000          1.00000        105.7500          $138,172.42
4    Philip Morris Companies Inc                 MO         2,432,091,000          1.00000         46.2500          $112,484.21
5    Johnson and Johnson                         JNJ        1,344,889,000          1.00000         78.2500          $105,237.56
6    Bristol Myers Squibb Co                     BMY          994,709,000          1.00000        103.8750          $103,325.40
7    Procter and Gamble Co                       PG         1,340,982,000          1.00000         71.1250           $95,377.34
8    Eli Lilly and Company                       LLY        1,101,312,000          1.00000         78.3125           $86,246.50
9    Schering Plough Corp                        SGP          734,000,000          1.00000        103.6875           $76,106.63
10   American Home Products Corp                 AHP        1,315,815,000          1.00000         52.6250           $69,244.76
11   Abbott Laboratories                         ABT        1,539,855,000          1.00000         43.4375           $66,887.45
12   Warner Lambert Co                           WLA          820,899,000          1.00000         75.5000           $61,977.87
13   Pepsico Inc                                 PEP        1,472,837,000          1.00000         29.4375           $43,356.64
14   Gillette Co                                 G          1,122,903,000          1.00000         38.2500           $42,951.04
15   Unilever NV                                 UN           640,164,000          1.00000         61.2500           $39,210.05
16   Medtronic Inc                               MDT          469,351,000          1.00000         58.0000           $27,222.36
17   Anheuser Busch Companies Inc                BUD          482,140,000          1.00000         54.0000           $26,035.56
18   Pharmacia and UpJohn Inc                    PNU          508,046,000          1.00000         50.1875           $25,497.56
19   Sara Lee Corp                               SLE          467,084,000          1.00000         54.0000           $25,222.54
20   Campbell Soup Co                            CPB          449,068,000          1.00000         50.1875           $22,537.60
21   Kimberly Clark Corp                         KMB          547,404,000          1.00000         40.5000           $22,169.86
22   Walgreen Co                                 WAG          497,457,000          1.00000         44.0625           $21,919.20
23   Colgate Palmolive Co                        CL           295,702,000          1.00000         68.7500           $20,329.51
24   HJ Heinz Co                                 HNZ          362,051,000          1.00000         51.2500           $18,555.11
25   CVS Corp                                    CVS          389,337,000          1.00000         43.8125           $17,057.83
26   Baxter International Inc                    BAX          285,405,000          1.00000         59.6875           $17,035.11
27   Bestfoods                                   BFO          287,435,000          1.00000         48.4375           $13,922.63
28   Cardinal Health Inc                         CAH          133,304,000          1.00000        103.2500           $13,763.64
29   Kellogg Co                                  K            407,075,000          1.00000         32.9375           $13,408.03
30   Albertsons Inc                              ABS          245,822,000          1.00000         54.1250           $13,305.12
31   ConAgra Inc                                 CAG          487,961,000          1.00000         26.9375           $13,144.45
32   Kroger Co                                   KR           256,525,000          1.00000         50.0000           $12,826.25
33   Guidant Corp                                GDT          150,798,000          1.00000         74.2500           $11,196.75
34   General Mills Inc                           GIS          154,800,000          1.00000         70.0000           $10,836.00
35   Becton Dickinson and Co                     BDX          247,232,000          1.00000         41.1250           $10,167.42
36   Boston Scientific Corp                      BSX          195,702,000          1.00000         51.3750           $10,054.19
37   Archer Daniels Midland Co                   ADM          599,068,000          1.00000         16.7500           $10,034.39
38   Seagram Company Ltd                         VO           346,301,000          1.00000         28.6875            $9,934.51
39   Hershey Foods Corp                          HSY          143,116,000          1.00000         68.4375            $9,794.50
40   Rite Aid Corp                               RAD          258,414,000          1.00000         35.5000            $9,173.70
41   Ralston-Ralston Purina Group                RAL          312,218,000          1.00000         29.2500            $9,132.38
42   American Stores Co                          ASC          274,522,000          1.00000         32.1875            $8,836.18
43   Wm Wrigley Jr Co                            WWY          116,214,000          1.00000         76.0000            $8,832.26
44   Clorox Co                                   CLX          103,882,000          1.00000         82.5000            $8,570.27
45   RJR Nabisco Holdings Corp                   RN           324,813,000          1.00000         25.1875            $8,181.23
46   Quaker Oats Co                              OAT          136,314,000          1.00000         59.0000            $8,042.53
47   Sysco Corp                                  SYY          337,582,000          1.00000         23.5625            $7,954.28
48   Avon Products Inc                           AVP          263,378,000          1.00000         28.0625            $7,391.05
49   Fort James Corp                             FJ           220,579,000          1.00000         32.8125            $7,237.75
50   Pioneer Hi Bred Intl Inc                    PHB          241,580,000          1.00000         26.5625            $6,416.97
51   Fred Meyer Inc Holding Co                   FMY          154,019,000          1.00000         38.8750            $5,987.49
52   Winn Dixie Stores Inc                       WIN          148,531,000          1.00000         37.1875            $5,523.50
53   UST Inc                                     UST          185,746,000          1.00000         29.5625            $5,491.12
54   Fortune Brands Inc                          FO           172,792,000          1.00000         29.6250            $5,118.96


                                                MARKET            INDEX MARKET           INDEX           CUMULATIVE
           COMPANY NAME                         WEIGHT           CAPITALIZATION          WEIGHT            WEIGHT
1    Merck and Company Inc                      8.19%              $154,298.31           8.19%              8.19%
2    Coca Cola Co                               7.54%              $142,074.09           7.54%             15.74%
3    Pfizer Inc                                 7.34%              $138,172.42           7.34%             23.08%
4    Philip Morris Companies Inc                5.97%              $112,484.21           5.97%             29.05%
5    Johnson and Johnson                        5.59%              $105,237.56           5.59%             34.64%
6    Bristol Myers Squibb Co                    5.49%              $103,325.40           5.49%             40.12%
7    Procter and Gamble Co                      5.06%               $95,377.34           5.06%             45.19%
8    Eli Lilly and Company                      4.58%               $86,246.50           4.58%             49.77%
9    Schering Plough Corp                       4.04%               $76,106.63           4.04%             53.81%
10   American Home Products Corp                3.68%               $69,244.76           3.68%             57.49%
11   Abbott Laboratories                        3.55%               $66,887.45           3.55%             61.04%
12   Warner Lambert Co                          3.29%               $61,977.87           3.29%             64.33%
13   Pepsico Inc                                2.30%               $43,356.64           2.30%             66.63%
14   Gillette Co                                2.28%               $42,951.04           2.28%             68.91%
15   Unilever NV                                2.08%               $39,210.05           2.08%             71.00%
16   Medtronic Inc                              1.45%               $27,222.36           1.45%             72.44%
17   Anheuser Busch Companies Inc               1.38%               $26,035.56           1.38%             73.82%
18   Pharmacia and UpJohn Inc                   1.35%               $25,497.56           1.35%             75.18%
19   Sara Lee Corp                              1.34%               $25,222.54           1.34%             76.52%
20   Campbell Soup Co                           1.20%               $22,537.60           1.20%             77.72%
21   Kimberly Clark Corp                        1.18%               $22,169.86           1.18%             78.89%
22   Walgreen Co                                1.16%               $21,919.20           1.16%             80.06%
23   Colgate Palmolive Co                       1.08%               $20,329.51           1.08%             81.14%
24   HJ Heinz Co                                0.99%               $18,555.11           0.99%             82.12%
25   CVS Corp                                   0.91%               $17,057.83           0.91%             83.03%
26   Baxter International Inc                   0.90%               $17,035.11           0.90%             83.93%
27   Bestfoods                                  0.74%               $13,922.63           0.74%             84.67%
28   Cardinal Health Inc                        0.73%               $13,763.64           0.73%             85.40%
29   Kellogg Co                                 0.71%               $13,408.03           0.71%             86.11%
30   Albertsons Inc                             0.71%               $13,305.12           0.71%             86.82%
31   ConAgra Inc                                0.70%               $13,144.45           0.70%             87.52%
32   Kroger Co                                  0.68%               $12,826.25           0.68%             88.20%
33   Guidant Corp                               0.59%               $11,196.75           0.59%             88.79%
34   General Mills Inc                          0.58%               $10,836.00           0.58%             89.37%
35   Becton Dickinson and Co                    0.54%               $10,167.42           0.54%             89.91%
36   Boston Scientific Corp                     0.53%               $10,054.19           0.53%             90.44%
37   Archer Daniels Midland Co                  0.53%               $10,034.39           0.53%             90.98%
38   Seagram Company Ltd                        0.53%                $9,934.51           0.53%             91.50%
39   Hershey Foods Corp                         0.52%                $9,794.50           0.52%             92.02%
40   Rite Aid Corp                              0.49%                $9,173.70           0.49%             92.51%
41   Ralston-Ralston Purina Group               0.48%                $9,132.38           0.48%             93.00%
42   American Stores Co                         0.47%                $8,836.18           0.47%             93.47%
43   Wm Wrigley Jr Co                           0.47%                $8,832.26           0.47%             93.93%
44   Clorox Co                                  0.46%                $8,570.27           0.46%             94.39%
45   RJR Nabisco Holdings Corp                  0.43%                $8,181.23           0.43%             94.82%
46   Quaker Oats Co                             0.43%                $8,042.53           0.43%             95.25%
47   Sysco Corp                                 0.42%                $7,954.28           0.42%             95.67%
48   Avon Products Inc                          0.39%                $7,391.05           0.39%             96.07%
49   Fort James Corp                            0.38%                $7,237.75           0.38%             96.45%
50   Pioneer Hi Bred Intl Inc                   0.34%                $6,416.97           0.34%             96.79%
51   Fred Meyer Inc Holding Co                  0.32%                $5,987.49           0.32%             97.11%
52   Winn Dixie Stores Inc                      0.29%                $5,523.50           0.29%             97.40%
53   UST Inc                                    0.29%                $5,491.12           0.29%             97.69%
54   Fortune Brands Inc                         0.27%                $5,118.96           0.27%             97.97%

                             IXR COMPONENT WEIGHTS

                                                                                                    PRICE              MARKET
           COMPANY NAME                        TICKER          SHARES            MULTIPLIER        9/30/98         CAPITALIZATION

55   Brown Forman Corp                           BF.B          68,686,000          1.00000         60.0000            $4,121.16
56   Biomet Inc                                  BMET         112,123,000          1.00000         34.6875            $3,889.27
57   Allergan Inc                                AGN           65,373,000          1.00000         58.3750            $3,816.15
58   Alza Corp                                   AZA           86,589,000          1.00000         43.3750            $3,755.80
59   International Flavors and Fragrances        IFF          107,199,000          1.00000         33.0000            $3,537.57
60   United States Surgical                      USS           77,139,000          1.00000         41.6875            $3,215.73
61   Supervalu Inc                               SVU          120,976,000          1.00000         23.3125            $2,820.25
62   Bausch and Lomb Inc                         BOL           55,888,000          1.00000         39.3750            $2,200.59
63   CR Bard Inc                                 BCR           56,128,000          1.00000         36.8750            $2,069.72
64   St Jude Medical Inc                         STJ           84,165,000          1.00000         23.1250            $1,946.32
65   Adolph Coors Co                             ACCOB         36,301,000          1.00000         45.9375            $1,667.58
66   Longs Drug Stores Corp                      LDG           38,908,000          1.00000         40.1875            $1,563.62
67   Mallinckrodt Inc                            MKG           73,165,000          1.00000         20.3125            $1,486.16
68   Alberto Culver Co                           ACV           55,117,000          1.00000         23.3750            $1,288.36
69   Great Atlantic and Pacific Tea Co           GAP           38,253,000          1.00000         24.2500              $927.64
                                                                                                                  $1,883,115.93


                                               MARKET            INDEX MARKET           INDEX           CUMULATIVE
           COMPANY NAME                        WEIGHT           CAPITALIZATION          WEIGHT            WEIGHT

55   Brown Forman Corp                         0.22%                $4,121.16           0.22%             98.18%
56   Biomet Inc                                0.21%                $3,889.27           0.21%             98.39%
57   Allergan Inc                              0.20%                $3,816.15           0.20%             98.59%
58   Alza Corp                                 0.20%                $3,755.80           0.20%             98.79%
59   International Flavors and Fragrances      0.19%                $3,537.57           0.19%             98.98%
60   United States Surgical                    0.17%                $3,215.73           0.17%             99.15%
61   Supervalu Inc                             0.15%                $2,820.25           0.15%             99.30%
62   Bausch and Lomb Inc                       0.12%                $2,200.59           0.12%             99.42%
63   CR Bard Inc                               0.11%                $2,069.72           0.11%             99.53%
64   St Jude Medical Inc                       0.10%                $1,946.32           0.10%             99.63%
65   Adolph Coors Co                           0.09%                $1,667.58           0.09%             99.72%
66   Longs Drug Stores Corp                    0.08%                $1,563.62           0.08%             99.80%
67   Mallinckrodt Inc                          0.08%                $1,486.16           0.08%             99.88%
68   Alberto Culver Co                         0.07%                $1,288.36           0.07%             99.95%
69   Great Atlantic and Pacific Tea Co         0.05%                  $927.64           0.05%            100.00%
                                                                $1,883,115.93

                             IXT COMPONENT WEIGHTS

                                                                                                     PRICE              MARKET
           COMPANY NAME                          TICKER            SHARES        MULTIPLIER         9/30/98         CAPITALIZATION
 1   Microsoft Corp                               MSFT         2,464,072,000       1.00000         110.0625           $271,201.92
 2   Intel Corp                                   INTC         1,680,000,000       1.00000          85.7500           $144,060.00
 3   International Business Machines IBM          IBM            933,063,000       1.00000         128.5000           $119,898.60
 4   AT and T Corp                                T            1,806,338,000       1.00000          58.4375           $105,557.88
 5   Cisco Systems Inc                            CSCO         1,554,824,000       1.00000          61.8125            $96,107.56
 6   Lucent Technologies Inc                      LU           1,314,985,000       1.00000          69.2500            $91,062.71
 7   MCI WorldCom Inc                             WCOM         1,776,029,000       1.00000          48.8750            $86,803.42
 8   Dell Computer Corp                           DELL         1,265,912,000       1.00000          65.7500            $83,233.71
 9   Hewlett-Packard Co                           HWP          1,039,457,000       1.00000          52.9375            $55,026.25
10   Compaq Computer Corp                         CPQ          1,671,000,000       1.00000          31.6250            $52,845.38
11   Boeing Co                                    BA           1,010,704,000       1.00000          34.3125            $34,679.78
12   Airtouch Communications                      ATI            573,866,000       1.00000          57.0000            $32,710.36
13   Sprint Corp                                  FON            430,077,000       1.00000          72.0000            $30,965.54
14   EMC Corp                                     EMC            499,511,000       1.00000          57.3750            $28,659.44
15   Oracle Corporation                           ORCL           973,337,000       1.00000          29.1250            $28,348.44
16   Xerox Corp                                   XRX            328,598,000       1.00000          84.7500            $27,848.68
17   Motorola Inc                                 MOT            598,117,000       1.00000          42.8750            $25,644.27
18   Eastman Kodak Co                             EK             322,778,000       1.00000          76.8750            $24,813.56
19   Automatic Data Processing Inc                AUD            301,025,000       1.00000          74.7500            $22,501.62
20   Northern Telecom Ltd                         NT             652,132,000       1.00000          32.0625            $20,908.98
21   Computer Associates International            CA             561,254,000       1.00000          37.0000            $20,766.40
22   Texas Instruments Inc                        TXN            390,130,000       1.00000          53.0000            $20,676.89
23   Lockheed Martin Corp                         LMT            195,719,000       1.00000         100.8125            $19,730.92
24   Amgen Inc                                    AMGN           253,927,000       1.00000          75.5625            $19,187.36
25   Sun Microsystems Inc                         SUNW           378,811,000       1.00000          49.8125            $18,869.52
26   Raytheon Co                                  RTN.B          338,812,000       1.00000          53.9375            $18,274.67
27   United Technologies Corp                     UTX            228,030,000       1.00000          76.4375            $17,430.04
28   Electronic Data Systems Corp                 EDS            492,175,000       1.00000          33.1875            $16,334.06
29   Pitney Bowes Inc                             PBI            274,446,000       1.00000          52.5625            $14,425.57
30   Bmc Software Inc                             BMCS           206,338,000       1.00000          60.0625            $12,393.18
31   3Com Corp                                    COMS           358,870,000       1.00000          30.0625            $10,788.53
32   First Data Corp                              FDC            446,808,000       1.00000          23.5000            $10,499.99
33   Applied Materials Inc                        AMAT           366,266,000       1.00000          25.2500             $9,248.22
34   Ascend Communications Inc                    ASND           197,824,000       1.00000          45.5000             $9,000.99
35   Computer Sciences Corp                       CSC            157,938,000       1.00000          54.5000             $8,607.62
36   Paychex Inc                                  PAYX           163,188,000       1.00000          51.5625             $8,414.38
37   Gateway 2000 Inc                             GTW            155,768,000       1.00000          52.3125             $8,148.61
38   AMP Inc                                      AMP            218,601,000       1.00000          35.7500             $7,814.99
39   Tellabs Inc                                  TLAB           193,725,000       1.00000          39.8125             $7,712.68
40   Rockwell International                       ROK            191,193,000       1.00000          36.2500             $6,930.75
41   Micron Technology Inc                        MU             213,084,000       1.00000          30.4375             $6,485.74
42   General Dynamics Corp                        GD             126,573,000       1.00000          50.2500             $6,360.29
43   Seagate Technology Inc                       SEG            243,058,000       1.00000          25.0625             $6,091.64
44   Unisys Corp                                  UIS            254,321,000       1.00000          22.7500             $5,785.80
45   Nextel Communications Inc                    NXTL           285,708,000       1.00000          20.1875             $5,767.73
46   TRW Inc                                      TRW            121,910,000       1.00000          44.3750             $5,409.76
47   Equifax Inc                                  EFX            147,983,000       1.00000          35.6875             $5,281.14
48   Apple Computer Inc                           AAPL           134,639,000       1.00000          38.1250             $5,133.11
49   Northrop Grumman Corporation                 NOC             68,796,000       1.00000          73.0000             $5,022.11
50   Novell Inc                                   NOVL           353,436,000       1.00000          12.2500             $4,329.59
51   Ceridian Corp                                CEN             72,549,000       1.00000          57.3750             $4,162.50
52   WW Grainger Inc                              GWW             97,702,000       1.00000          42.1250             $4,115.70
53   Perkin Elmer Corp                            PKN             49,121,000       1.00000          68.6875             $3,374.00
54   General Instrument Corp                      GIC            150,883,000       1.00000          21.6250             $3,262.84




                                                  MARKET             INDEX MARKET           INDEX              CUMULATIVE
           COMPANY NAME                           WEIGHT            CAPITALIZATION          WEIGHT               WEIGHT
 1   Microsoft Corp                               15.43%             $271,201.92            15.43%               15.43%
 2   Intel Corp                                    8.20%             $144,060.00             8.20%               23.63%
 3   International Business Machines IBM           6.82%             $119,898.60             6.82%               30.45%
 4   AT and T Corp                                 6.01%             $105,557.88             6.01%               36.46%
 5   Cisco Systems Inc                             5.47%              $96,107.56             5.47%               41.92%
 6   Lucent Technologies Inc                       5.18%              $91,062.71             5.18%               47.11%
 7   MCI WorldCom Inc                              4.94%              $86,803.42             4.94%               52.04%
 8   Dell Computer Corp                            4.74%              $83,233.71             4.74%               56.78%
 9   Hewlett-Packard Co                            3.13%              $55,026.25             3.13%               59.91%
10   Compaq Computer Corp                          3.01%              $52,845.38             3.01%               62.92%
11   Boeing Co                                     1.97%              $34,679.78             1.97%               64.89%
12   Airtouch Communications                       1.86%              $32,710.36             1.86%               66.75%
13   Sprint Corp                                   1.76%              $30,965.54             1.76%               68.51%
14   EMC Corp                                      1.63%              $28,659.44             1.63%               70.14%
15   Oracle Corporation                            1.61%              $28,348.44             1.61%               71.76%
16   Xerox Corp                                    1.58%              $27,848.68             1.58%               73.34%
17   Motorola Inc                                  1.46%              $25,644.27             1.46%               74.80%
18   Eastman Kodak Co                              1.41%              $24,813.56             1.41%               76.21%
19   Automatic Data Processing Inc                 1.28%              $22,501.62             1.28%               77.49%
20   Northern Telecom Ltd                          1.19%              $20,908.98             1.19%               78.68%
21   Computer Associates International             1.18%              $20,766.40             1.18%               79.86%
22   Texas Instruments Inc                         1.18%              $20,676.89             1.18%               81.04%
23   Lockheed Martin Corp                          1.12%              $19,730.92             1.12%               82.16%
24   Amgen Inc                                     1.09%              $19,187.36             1.09%               83.26%
25   Sun Microsystems Inc                          1.07%              $18,869.52             1.07%               84.33%
26   Raytheon Co                                   1.04%              $18,274.67             1.04%               85.37%
27   United Technologies Corp                      0.99%              $17,430.04             0.99%               86.36%
28   Electronic Data Systems Corp                  0.93%              $16,334.06             0.93%               87.29%
29   Pitney Bowes Inc                              0.82%              $14,425.57             0.82%               88.11%
30   Bmc Software Inc                              0.71%              $12,393.18             0.71%               88.82%
31   3Com Corp                                     0.61%              $10,788.53             0.61%               89.43%
32   First Data Corp                               0.60%              $10,499.99             0.60%               90.03%
33   Applied Materials Inc                         0.53%               $9,248.22             0.53%               90.55%
34   Ascend Communications Inc                     0.51%               $9,000.99             0.51%               91.07%
35   Computer Sciences Corp                        0.49%               $8,607.62             0.49%               91.56%
36   Paychex Inc                                   0.48%               $8,414.38             0.48%               92.03%
37   Gateway 2000 Inc                              0.46%               $8,148.61             0.46%               92.50%
38   AMP Inc                                       0.44%               $7,814.99             0.44%               92.94%
39   Tellabs Inc                                   0.44%               $7,712.68             0.44%               93.38%
40   Rockwell International                        0.39%               $6,930.75             0.39%               93.78%
41   Micron Technology Inc                         0.37%               $6,485.74             0.37%               94.14%
42   General Dynamics Corp                         0.36%               $6,360.29             0.36%               94.51%
43   Seagate Technology Inc                        0.35%               $6,091.64             0.35%               94.85%
44   Unisys Corp                                   0.33%               $5,785.80             0.33%               95.18%
45   Nextel Communications Inc                     0.33%               $5,767.73             0.33%               95.51%
46   TRW Inc                                       0.31%               $5,409.76             0.31%               95.82%
47   Equifax Inc                                   0.30%               $5,281.14             0.30%               96.12%
48   Apple Computer Inc                            0.29%               $5,133.11             0.29%               96.41%
49   Northrop Grumman Corporation                  0.29%               $5,022.11             0.29%               96.70%
50   Novell Inc                                    0.25%               $4,329.59             0.25%               96.94%
51   Ceridian Corp                                 0.24%               $4,162.50             0.24%               97.18%
52   WW Grainger Inc                               0.23%               $4,115.70             0.23%               97.41%
53   Perkin Elmer Corp                             0.19%               $3,374.00             0.19%               97.61%
54   General Instrument Corp                       0.19%               $3,262.84             0.19%               97.79%

                             IXT COMPONENT WEIGHTS

                                                                                                     PRICE              MARKET
           COMPANY NAME                          TICKER            SHARES        MULTIPLIER         9/30/98         CAPITALIZATION
 55  Parametric Technology Corp                     PMTC           272,220,000          1.00000     10.0625           $2,739.21
 56  Advanced Micro Devices Inc                     AMD            143,856,000          1.00000     18.5625           $2,670.33
 57  Harris Corp                                    HRS             80,005,000          1.00000     32.0000           $2,560.16
 58  Thermo Electron Corp                           TMO            166,054,000          1.00000     15.0625           $2,501.19
 59  BF Goodrich Co                                 GR              73,987,000          1.00000     32.8125           $2,427.70
 60  Adobe Systems Inc                              ADBE            67,198,000          1.00000     34.6875           $2,330.93
 61  KLA-Tencor Corp                                KLAC            86,873,000          1.00000     24.8750           $2,160.97
 62  Thomas and Betts Corp                          TNB             56,731,000          1.00000     38.0625           $2,159.32
 63  Raychem Corp                                   RYC             83,835,000          1.00000     24.3750           $2,043.48
 64  Cabletron Systems Inc                          CS             164,429,000          1.00000     11.2500           $1,849.83
 65  LSI Logic Corp                                 LSI            140,945,000          1.00000     12.6250           $1,779.43
 66  Silicon Graphics Inc                           SGI            188,789,000          1.00000      9.3750           $1,769.90
 67  Scientific Atlanta Inc                         SFA             78,821,000          1.00000     21.1250           $1,665.09
 68  National Semiconductor Corp                    NSM            164,234,000          1.00000      9.6875           $1,591.02
 69  Autodesk Inc                                   ADSK            47,019,000          1.00000     26.2500           $1,234.25
 70  Andrew Corp                                    ANDW            86,104,000          1.00000     13.2500           $1,140.88
 71  Polaroid Corp                                  PRD             44,109,000          1.00000     24.5625           $1,083.43
 72  EG and G Inc                                   EGG             45,957,000          1.00000     22.6250           $1,039.78
 73  Ikon Office Solutions Inc                      IKN            135,556,000          1.00000      7.1875             $974.31
 74  Moore Corporation Ltd                          MCL             88,449,000          1.00000     10.5625             $934.24
 75  Millipore Corp                                 MIL             43,852,000          1.00000     19.0625             $835.93
 76  Tektronix Inc                                  TEK             50,345,000          1.00000     15.5000             $780.35
 77  Data General Corp                              DGN             49,502,000          1.00000     10.8125             $535.24
                                                                                                                  $1,757,522.37


                                                  MARKET             INDEX MARKET           INDEX              CUMULATIVE
           COMPANY NAME                           WEIGHT            CAPITALIZATION          WEIGHT               WEIGHT
 55  Parametric Technology Corp                   0.16%                $2,739.21             0.16%               97.95%
 56  Advanced Micro Devices Inc                   0.15%                $2,670.33             0.15%               98.10%
 57  Harris Corp                                  0.15%                $2,560.16             0.15%               98.25%
 58  Thermo Electron Corp                         0.14%                $2,501.19             0.14%               98.39%
 59  BF Goodrich Co                               0.14%                $2,427.70             0.14%               98.53%
 60  Adobe Systems Inc                            0.13%                $2,330.93             0.13%               98.66%
 61  KLA-Tencor Corp                              0.12%                $2,160.97             0.12%               98.78%
 62  Thomas and Betts Corp                        0.12%                $2,159.32             0.12%               98.90%
 63  Raychem Corp                                 0.12%                $2,043.48             0.12%               99.02%
 64  Cabletron Systems Inc                        0.11%                $1,849.83             0.11%               99.13%
 65  LSI Logic Corp                               0.10%                $1,779.43             0.10%               99.23%
 66  Silicon Graphics Inc                         0.10%                $1,769.90             0.10%               99.33%
 67  Scientific Atlanta Inc                       0.09%                $1,665.09             0.09%               99.42%
 68  National Semiconductor Corp                  0.09%                $1,591.02             0.09%               99.51%
 69  Autodesk Inc                                 0.07%                $1,234.25             0.07%               99.58%
 70  Andrew Corp                                  0.06%                $1,140.88             0.06%               99.65%
 71  Polaroid Corp                                0.06%                $1,083.43             0.06%               99.71%
 72  EG and G Inc                                 0.06%                $1,039.78             0.06%               99.77%
 73  Ikon Office Solutions Inc                    0.06%                  $974.31             0.06%               99.82%
 74  Moore Corporation Ltd                        0.05%                  $934.24             0.05%               99.88%
 75  Millipore Corp                               0.05%                  $835.93             0.05%               99.93%
 76  Tektronix Inc                                0.04%                  $780.35             0.04%               99.97%
 77  Data General Corp                            0.03%                  $535.24             0.03%              100.00%
                                                                   $1,757,522.37

                             IXU COMPONENT WEIGHTS

                                                                                                      PRICE             MARKET
             COMPANY NAME                       TICKER            SHARES          MULTIPLIER         9/30/98       CAPITALIZATION
1    SBC Communications Inc                       SBC         1,837,288,000         1.00000          44.3750         $81,529.66
2    Bell Atlantic Corp                           BEL         1,553,474,000         1.00000          48.4375         $75,246.40
3    Bellsouth Corp                               BLS           983,704,000         1.00000          75.2500         $74,023.73
4    GTE Corp                                     GTE           964,031,000         1.00000          55.0000         $53,021.71
5    Ameritech Corp                               AIT         1,102,394,000         0.54309          47.5000         $52,363.72
6    US West Inc                                  USW           501,582,000         1.02815          52.5000         $26,333.06
7    Duke Energy Corp                             DUK           361,084,000         1.03108          66.1875         $23,899.25
8    Southern Co                                  SO            697,799,000         1.03437          29.4375         $20,541.46
9    Texas Utilities Co                           TXU           279,496,000         1.05704          46.5625         $13,014.03
10   Alltel Corp                                  AT            274,158,000         1.05206          47.1250         $12,919.70
11   FPL Group Inc                                FPL           181,217,000         1.05805          69.6875         $12,628.56
12   Consolidated Edison Inc                      ED            233,829,000         1.06118          52.0000         $12,159.11
13   PG and E Corp                                PCG           381,992,000         1.05512          31.8750         $12,176.00
14   American Electric Power Co Inc               AEP           190,884,000         1.07681          48.8125          $9,317.53
15   Houston Industries Inc                       HOU           296,040,000         1.07269          31.1250          $9,214.25
16   Public Service Enterprise Group Inc          PEG           231,958,000         1.08308          39.3125          $9,118.85
17   Edison International Inc                     EIX           353,639,000         1.06198          25.6875          $9,084.10
18   Dominion Resources Inc                       D             196,508,000         1.08325          44.6250          $8,769.17
19   Peco Energy Co                               PE            222,896,000         1.10217          36.7500          $8,191.43
20   Unicom Corp                                  UCM           217,013,000         1.08726          37.3750          $8,110.86
21   Entergy Corp                                 ETR           246,602,000         1.09368          30.7500          $7,583.01
22   FirstEnergy Corp                             FE            237,069,000         1.09358          31.0625          $7,363.96
23   Carolina Power and Light Co                  CPL           151,331,000         1.10110          46.1875          $6,989.60
24   DTE Energy Holding Co                        DTE           145,075,000         1.11330          45.1875          $6,555.58
25   Sempra Energy                                SRE           240,808,000         1.09995          26.0625          $6,276.06
26   CINergy Corp                                 CIN           158,535,000         1.12019          38.2500          $6,063.96
27   Central and South West Corp                  CSR           212,456,000         1.11632          28.6250          $6,081.55
28   Ameren Corp                                  AEE           137,215,000         1.12168          41.9375          $5,754.45
29   Pacificorp                                   PPW           297,269,000         1.09868          19.2500          $5,722.43
30   GPU Inc                                      GPU           127,927,000         1.13725          42.5000          $5,436.90
31   Baltimore Gas and Electric Co                BGE           148,673,000         1.14449          33.3750          $4,961.96
32   Frontier Corp                                FRO           171,499,000         1.12305          27.3750          $4,694.79
33   Northern States Power Co                     NSP           151,416,000         1.15381          28.0625          $4,249.11
34   PP and L Resources Holding Co                PPL           151,266,000         1.17457          25.8750          $3,914.01
35   Niagara Mohawk Power Corp                    NMK           187,365,000         1.23718          15.3750          $2,880.74
36   Nicor Inc ..Bd Northern I                    GAS            47,751,000         1.34476          41.4375          $1,978.68
37   Peoples Energy Corp                          PGL            35,387,000         1.48673          36.0000          $1,273.93
38   Oneok Inc                                    OKE            31,516,000         1.52717          34.0000          $1,071.54
39   Eastern Enterprises                          EFU            20,432,000         1.75791          42.1250            $860.70
                                                                                                                    $621,375.49



                                                      MARKET            INDEX MARKET            INDEX           CUMULATIVE
             COMPANY NAME                             WEIGHT           CAPITALIZATION           WEIGHT            WEIGHT
1    SBC Communications Inc                           13.12%             $81,529.66             13.13%            13.13%
2    Bell Atlantic Corp                               12.11%             $75,246.40             12.12%            25.25%
3    Bellsouth Corp                                   11.91%             $74,023.73             11.92%            37.17%
4    GTE Corp                                          8.53%             $53,021.71              8.54%            45.71%
5    Ameritech Corp                                    8.43%             $28,438.27              4.58%            50.29%
6    US West Inc                                       4.24%             $27,074.37              4.36%            54.65%
7    Duke Energy Corp                                  3.85%             $24,641.99              3.97%            58.62%
8    Southern Co                                       3.31%             $21,247.48              3.42%            62.04%
9    Texas Utilities Co                                2.09%             $13,756.41              2.22%            64.25%
10   Alltel Corp                                       2.08%             $13,592.27              2.19%            66.44%
11   FPL Group Inc                                     2.03%             $13,361.59              2.15%            68.59%
12   Consolidated Edison Inc                           1.96%             $12,903.03              2.08%            70.67%
13   PG and E Corp                                     1.96%             $12,847.13              2.07%            72.74%
14   American Electric Power Co Inc                    1.50%             $10,033.17              1.62%            74.36%
15   Houston Industries Inc                            1.48%              $9,884.05              1.59%            75.95%
16   Public Service Enterprise Group Inc               1.47%              $9,876.45              1.59%            77.54%
17   Edison International Inc                          1.46%              $9,647.10              1.55%            79.09%
18   Dominion Resources Inc                            1.41%              $9,499.23              1.53%            80.62%
19   Peco Energy Co                                    1.32%              $9,028.35              1.45%            82.08%
20   Unicom Corp                                       1.31%              $8,818.64              1.42%            83.50%
21   Entergy Corp                                      1.22%              $8,293.42              1.34%            84.83%
22   FirstEnergy Corp                                  1.19%              $8,053.09              1.30%            86.13%
23   Carolina Power and Light Co                       1.12%              $7,696.25              1.24%            87.37%
24   DTE Energy Holding Co                             1.06%              $7,298.34              1.18%            88.54%
25   Sempra Energy                                     1.01%              $6,903.37              1.11%            89.66%
26   CINergy Corp                                      0.98%              $6,792.79              1.09%            90.75%
27   Central and South West Corp                       0.98%              $6,788.97              1.09%            91.84%
28   Ameren Corp                                       0.93%              $6,454.63              1.04%            92.88%
29   Pacificorp                                        0.92%              $6,287.11              1.01%            93.90%
30   GPU Inc                                           0.87%              $6,183.13              1.00%            94.89%
31   Baltimore Gas and Electric Co                     0.80%              $5,678.91              0.91%            95.81%
32   Frontier Corp                                     0.76%              $5,272.50              0.85%            96.66%
33   Northern States Power Co                          0.68%              $4,902.65              0.79%            97.44%
34   PP and L Resources Holding Co                     0.63%              $4,597.29              0.74%            98.19%
35   Niagara Mohawk Power Corp                         0.46%              $3,564.00              0.57%            98.76%
36   Nicor Inc ..Bd Northern I                         0.32%              $2,660.85              0.43%            99.19%
37   Peoples Energy Corp                               0.21%              $1,893.99              0.31%            99.49%
38   Oneok Inc                                         0.17%              $1,636.43              0.26%            99.76%
39   Eastern Enterprises                               0.14%              $1,513.03              0.24%           100.00%
                                                                        $620,941.79

                             IXV COMPONENT WEIGHTS

                                                                                                      PRICE          MARKET
             COMPANY NAME                       TICKER            SHARES          MULTIPLIER         9/30/98     CAPITALIZATION
1   Time Warner Inc                              TWX            599,304,000        1.00000           87.5625       52,476.56
2   Walt Disney Co                               DIS          2,048,690,000        1.00000           25.3750       51,985.51
3   McDonalds Corp                               MCD            684,629,000        1.00000           59.6875       40,863.79
4   MediaOne Group Inc                           UMG            609,405,000        1.00000           44.4375       27,080.43
5   Viacom Inc                                   VIA.B          358,004,000        1.00000           58.0000       20,764.23
6   Tele Communications Inc TCI Group            TCOMA          523,344,000        1.00000           39.1250       20,475.83
7   CBS Corp                                     CBS            715,923,000        1.00000           24.2500       17,361.13
8   Comcast Corp                                 CMCSK          369,218,000        1.00000           46.9375       17,330.17
9   Gannett Inc                                  GCI            284,595,000        1.00000           53.5625       15,243.62
10  Columbia HCA Healthcare Corp                 COL            645,336,000        1.00000           20.0625       12,947.05
11  HBO and Co                                   HBOC           430,993,000        1.00000           28.8750       12,444.92
12  Clear Channel Communications Inc             CCU            248,333,000        1.00000           47.5000       11,795.82
13  IMS Health Inc                               RX             166,077,000        1.00000           61.9375       10,286.39
14  Aetna Inc                                    AET            144,369,000        1.00000           69.5000       10,033.65
15  Cendant Corp                                 CD             857,984,000        1.00000           11.6250       $9,974.06
16  Tenet Healthcare Corp                        THC            308,254,000        1.00000           28.7500       $8,862.30
17  Service Corporation International            SRV            257,260,000        1.00000           31.8750       $8,200.16
18  McGraw Hill Co Inc                           MHP             99,300,000        1.00000           79.2500       $7,869.53
19  Omnicom Group Inc                            OMC            169,718,000        1.00000           45.0000       $7,637.31
20  Interpublic Group of Companies Inc           IPG            136,184,000        1.00000           53.9375       $7,345.42
21  United Healthcare Corp                       UNH            195,331,000        1.00000           35.0000       $6,836.59
22  Tribune Co                                   TRB            121,949,000        1.00000           50.3125       $6,135.56
23  Marriott International Inc                   MAR            250,133,000        1.00000           23.8750       $5,971.93
24  Tricon Global Restaurants Inc                YUM            152,524,000        1.00000           39.1250       $5,967.50
25  New York Times Co                            NYT            189,516,000        1.00000           27.5000       $5,211.69
26  RR Donnelley and Sons Co                     DNY            139,150,000        1.00000           35.1875       $4,896.34
27  Dun and Bradstreet Corp.                     DNB            170,870,000        1.00000           27.0000       $4,613.49
28  Times Mirror Co                              TMC             86,737,000        1.00000           53.1250       $4,607.90
29  Healthsouth Corporation                      HRC            422,618,000        1.00000           10.5000       $4,437.49
30  H and R Block Inc                            HRB            106,515,000        1.00000           41.3750       $4,407.06
31  Dow Jones And Company Inc                    DJ              93,729,000        1.00000           46.5000       $4,358.40
32  Hilton Hotels Corp                           HLT            246,910,000        1.00000           17.0000       $4,197.47
33  Knight Ridder Inc                            KRI             78,827,000        1.00000           44.5000       $3,507.80
34  HCR Manor Care Inc                           HCR            108,496,000        1.00000           29.3125       $3,180.29
35  Mirage Resorts Inc                           MIR            179,735,000        1.00000           16.7500       $3,010.56
36  Wendys International Inc                     WEN            127,248,000        1.00000           22.1875       $2,823.32
37  American Greetings Corp                      AM              70,616,000        1.00000           39.5625       $2,793.75
38  Humana Inc                                   HUM            166,947,000        1.00000           16.3750       $2,733.76
39  Deluxe Corp                                  DLX             80,781,000        1.00000           28.4375       $2,297.21
40  Darden Restaurants Inc                       DRI            139,184,000        1.00000           16.0000       $2,226.94
41  King World Productions Inc                   KWP             73,175,000        1.00000           26.1250       $1,911.70
42  Meredith Corp                                MDP             52,798,000        1.00000           32.0000       $1,689.54
43  Shared Medical Systems Corp                  SMS             26,546,000        1.00000           53.1875       $1,411.92
44  Harrahs Entertainment Inc                    HET            101,287,000        1.00000           13.3750       $1,354.71
45  Jostens Inc                                  JOS             36,831,000        1.00000           20.7500         $764.24
                                                                                                                 $462,325.04


                                                      MARKET            INDEX MARKET            INDEX           CUMULATIVE
             COMPANY NAME                             WEIGHT           CAPITALIZATION           WEIGHT             WEIGHT
1   Time Warner Inc                                   11.35%             $52,476.56             11.35%             11.35%
2   Walt Disney Co                                    11.24%             $51,985.51             11.24%             22.59%
3   McDonalds Corp                                     8.84%             $40,863.79              8.84%             31.43%
4   MediaOne Group Inc                                 5.86%             $27,080.43              5.86%             37.29%
5   Viacom Inc                                         4.49%             $20,764.23              4.49%             41.78%
6   Tele Communications Inc TCI Group                  4.43%             $20,475.83              4.43%             46.21%
7   CBS Corp                                           3.76%             $17,361.13              3.76%             49.97%
8   Comcast Corp                                       3.75%             $17,330.17              3.75%             53.71%
9   Gannett Inc                                        3.30%             $15,243.62              3.30%             57.01%
10  Columbia HCA Healthcare Corp                       2.80%             $12,947.05              2.80%             59.81%
11  HBO and Co                                         2.69%             $12,444.92              2.69%             62.50%
12  Clear Channel Communications Inc                   2.55%             $11,795.82              2.55%             65.06%
13  IMS Health Inc                                     2.22%             $10,286.39              2.22%             67.28%
14  Aetna Inc                                          2.17%             $10,033.65              2.17%             69.45%
15  Cendant Corp                                       2.16%              $9,974.06              2.16%             71.61%
16  Tenet Healthcare Corp                              1.92%              $8,862.30              1.92%             73.53%
17  Service Corporation International                  1.77%              $8,200.16              1.77%             75.30%
18  McGraw Hill Co Inc                                 1.70%              $7,869.53              1.70%             77.00%
19  Omnicom Group Inc                                  1.65%              $7,637.31              1.65%             78.65%
20  Interpublic Group of Companies Inc                 1.59%              $7,345.42              1.59%             80.24%
21  United Healthcare Corp                             1.48%              $6,836.59              1.48%             81.72%
22  Tribune Co                                         1.33%              $6,135.56              1.33%             83.05%
23  Marriott International Inc                         1.29%              $5,971.93              1.29%             84.34%
24  Tricon Global Restaurants Inc                      1.29%              $5,967.50              1.29%             85.63%
25  New York Times Co                                  1.13%              $5,211.69              1.13%             86.76%
26  RR Donnelley and Sons Co                           1.06%              $4,896.34              1.06%             87.82%
27  Dun and Bradstreet Corp.                           1.00%              $4,613.49              1.00%             88.81%
28  Times Mirror Co                                    1.00%              $4,607.90              1.00%             89.81%
29  Healthsouth Corporation                            0.96%              $4,437.49              0.96%             90.77%
30  H and R Block Inc                                  0.95%              $4,407.06              0.95%             91.72%
31  Dow Jones And Company Inc                          0.94%              $4,358.40              0.94%             92.67%
32  Hilton Hotels Corp                                 0.91%              $4,197.47              0.91%             93.57%
33  Knight Ridder Inc                                  0.76%              $3,507.80              0.76%             94.33%
34  HCR Manor Care Inc                                 0.69%              $3,180.29              0.69%             95.02%
35  Mirage Resorts Inc                                 0.65%              $3,010.56              0.65%             95.67%
36  Wendys International Inc                           0.61%              $2,823.32              0.61%             96.28%
37  American Greetings Corp                            0.60%              $2,793.75              0.60%             96.89%
38  Humana Inc                                         0.59%              $2,733.76              0.59%             97.48%
39  Deluxe Corp                                        0.50%              $2,297.21              0.50%             97.98%
40  Darden Restaurants Inc                             0.48%              $2,226.94              0.48%             98.46%
41  King World Productions Inc                         0.41%              $1,911.70              0.41%             98.87%
42  Meredith Corp                                      0.37%              $1,689.54              0.37%             99.24%
43  Shared Medical Systems Corp                        0.31%              $1,411.92              0.31%             99.54%
44  Harrahs Entertainment Inc                          0.29%              $1,354.71              0.29%             99.83%
45  Jostens Inc                                        0.17%                $764.24              0.17%            100.00%
                                                                        $462,325.04

                             IXY COMPONENT WEIGHTS

                                                                                                         PRICE         MARKET
            COMPANY NAME                          TICKER            SHARES            MULTIPLIER        9/30/98    CAPITALIZATION
1    Wal-Mart Stores Inc                            WMT          2,235,711,000          1.00000         54.6250     $122,125.71
2    Home Depot Inc                                 HD           1,469,560,000          1.00000         39.5000      $58,047.62
3    Ford Motor Company                             F            1,211,631,000          1.00000         47.0000      $56,946.66
4    General Motors Corp                            GM             654,201,000          1.00000         54.8750      $35,899.28
5    Chrysler Corporation                           C              646,730,000          1.00000         47.8750      $30,962.20
6    Gap Inc                                        GPS            392,843,000          1.00000         52.7500      $20,722.47
7    Sears Roebuck and Co                           S              392,359,000          1.00000         44.1875      $17,337.36
8    Dayton Hudson Corp                             DH             439,069,000          1.00000         35.7500      $15,696.72
9    Burlington Northern Santa Fe Corp              BNI            473,040,000          1.00000         32.2500      $15,255.54
10   May Department Stores Co                       MAY            230,992,000          1.00000         51.5000      $11,896.09
11   JC Penney Company Inc                          JCP            253,074,000          1.00000         44.9375      $11,372.51
12   Lowes Companies Inc                            LOW            351,766,000          1.00000         31.8125      $11,190.56
13   Norfolk Southern Corp                          NSC            378,951,000          1.00000         29.0625      $11,013.26
14   Nike Inc                                       NKE            287,727,000          1.00000         36.8125      $10,591.95
15   Union Pacific Corp                             UNP            247,307,000          1.00000         42.6250      $10,541.46
16   Costco Companies Inc                           COST           216,477,000          1.00000         47.3750      $10,255.60
17   AMR Corp                                       AMR            182,343,000          1.00000         55.4375      $10,108.64
18   CSX Corp                                       CSX            218,641,000          1.00000         42.0625       $9,196.59
19   Masco Corp                                     MAS            340,161,000          1.00000         24.7500       $8,418.98
20   Mattel Inc                                     MAT            292,654,000          1.00000         28.0000       $8,194.31
21   Goodyear Tire and Rubber Co                    GT             157,009,000          1.00000         51.5000       $8,085.96
22   Federated Department Stores Inc                FD             210,865,000          1.00000         36.3750       $7,670.21
23   Newell Co                                      NWL            162,623,000          1.00000         46.0625       $7,490.82
24   Delta Air Lines Inc                            DAL             75,746,000          1.00000         97.2500       $7,366.30
25   Southwest Airlines Co                          LUV            335,774,000          1.00000         20.2500       $6,799.42
26   FDX Corp Holding Co                            FDX            147,450,000          1.00000         44.8125       $6,607.60
27   Kohls Corp                                     KSS            157,987,000          1.00000         39.0000       $6,161.49
28   Kmart Corp                                     KM             492,348,000          1.00000         12.0000       $5,908.18
29   TJX Companies Inc                              TJX            317,162,000          1.00000         17.8125       $5,649.45
30   Genuine Parts Co                               GPC            178,689,000          1.00000         30.0625       $5,371.84
31   Tandy Corp                                     TAN            100,367,000          1.00000         53.5000       $5,369.63
32   Limited Inc                                    LTD            227,870,000          1.00000         21.9375       $4,998.90
33   Dollar General Corp                            DG             184,799,000          1.00000         26.3750       $4,874.07
34   US Airways Group Inc                           U               93,859,000          1.00000         50.6250       $4,751.61
35   VF Corporation                                 VFC            121,469,000          1.00000         37.5000       $4,555.09
36   Toys R Us Holding Co                           TOY            275,794,000          1.00000         16.1875       $4,464.42
37   Maytag Corp                                    MYG             91,465,000          1.00000         47.7500       $4,367.45
38   ITT Industries Inc Indiana                     IIN            118,445,000          1.00000         33.8750       $4,012.32
39   Hasbro Inc                                     HAS            131,534,000          1.00000         29.5625       $3,888.47
40   Black and Decker Corp                          BDK             92,957,000          1.00000         41.6250       $3,869.34
41   Autozone Inc                                   AZO            152,734,000          1.00000         24.6250       $3,761.07
42   Sherwin Williams Co                            SHW            172,895,000          1.00000         21.7500       $3,760.47
43   Nordstrom Inc                                  NOBE           148,786,000          1.00000         24.7500       $3,682.45
44   Rubbermaid Inc                                 RBD            149,950,000          1.00000         23.9375       $3,589.43
45   Whirlpool Corp                                 WHR             75,993,000          1.00000         47.0000       $3,571.67
46   Harcourt General Inc                           H               70,865,000          1.00000         48.3750       $3,428.09
47   Circuit City Stores Circuit City Grp           CC             100,005,000          1.00000         33.3125       $3,331.42
48   Dillards Inc                                   DDS            110,855,000          1.00000         28.3125       $3,138.58
49   Laidlaw Inc                                    LDW            329,774,000          1.00000          9.4375       $3,112.24
50   Stanley Works                                  SWK             88,773,000          1.00000         29.7500       $2,641.00
51   Consolidated Stores Corp                       CNS            109,346,000          1.00000         19.6250       $2,145.92
52   Armstrong World Industries Inc                 ACK             40,015,000          1.00000         53.5000       $2,140.80
53   Centex Corp                                    CTX             59,613,000          1.00000         34.5000       $2,056.65
54   Snap On Inc                                    SNA             59,117,000          1.00000         30.8125       $1,821.54



                                                      MARKET          INDEX MARKET        INDEX              CUMULATIVE
            COMPANY NAME                              WEIGHT         CAPITALIZATION       WEIGHT               WEIGHT
1    Wal-Mart Stores Inc                              18.58%          $122,125.71         18.58%               18.58%
2    Home Depot Inc                                    8.83%           $58,047.62          8.83%               27.41%
3    Ford Motor Company                                8.66%           $56,946.66          8.66%               36.07%
4    General Motors Corp                               5.46%           $35,899.28          5.46%               41.53%
5    Chrysler Corporation                              4.71%           $30,962.20          4.71%               46.24%
6    Gap Inc                                           3.15%           $20,722.47          3.15%               49.39%
7    Sears Roebuck and Co                              2.64%           $17,337.36          2.64%               52.03%
8    Dayton Hudson Corp                                2.39%           $15,696.72          2.39%               54.42%
9    Burlington Northern Santa Fe Corp                 2.32%           $15,255.54          2.32%               56.74%
10   May Department Stores Co                          1.81%           $11,896.09          1.81%               58.55%
11   JC Penney Company Inc                             1.73%           $11,372.51          1.73%               60.28%
12   Lowes Companies Inc                               1.70%           $11,190.56          1.70%               61.98%
13   Norfolk Southern Corp                             1.68%           $11,013.26          1.68%               63.65%
14   Nike Inc                                          1.61%           $10,591.95          1.61%               65.26%
15   Union Pacific Corp                                1.60%           $10,541.46          1.60%               66.87%
16   Costco Companies Inc                              1.56%           $10,255.60          1.56%               68.43%
17   AMR Corp                                          1.54%           $10,108.64          1.54%               69.97%
18   CSX Corp                                          1.40%            $9,196.59          1.40%               71.36%
19   Masco Corp                                        1.28%            $8,418.98          1.28%               72.65%
20   Mattel Inc                                        1.25%            $8,194.31          1.25%               73.89%
21   Goodyear Tire and Rubber Co                       1.23%            $8,085.96          1.23%               75.12%
22   Federated Department Stores Inc                   1.17%            $7,670.21          1.17%               76.29%
23   Newell Co                                         1.14%            $7,490.82          1.14%               77.43%
24   Delta Air Lines Inc                               1.12%            $7,366.30          1.12%               78.55%
25   Southwest Airlines Co                             1.03%            $6,799.42          1.03%               79.58%
26   FDX Corp Holding Co                               1.01%            $6,607.60          1.01%               80.59%
27   Kohls Corp                                        0.94%            $6,161.49          0.94%               81.52%
28   Kmart Corp                                        0.90%            $5,908.18          0.90%               82.42%
29   TJX Companies Inc                                 0.86%            $5,649.45          0.86%               83.28%
30   Genuine Parts Co                                  0.82%            $5,371.84          0.82%               84.10%
31   Tandy Corp                                        0.82%            $5,369.63          0.82%               84.92%
32   Limited Inc                                       0.76%            $4,998.90          0.76%               85.68%
33   Dollar General Corp                               0.74%            $4,874.07          0.74%               86.42%
34   US Airways Group Inc                              0.72%            $4,751.61          0.72%               87.14%
35   VF Corporation                                    0.69%            $4,555.09          0.69%               87.83%
36   Toys R Us Holding Co                              0.68%            $4,464.42          0.68%               88.51%
37   Maytag Corp                                       0.66%            $4,367.45          0.66%               89.18%
38   ITT Industries Inc Indiana                        0.61%            $4,012.32          0.61%               89.79%
39   Hasbro Inc                                        0.59%            $3,888.47          0.59%               90.38%
40   Black and Decker Corp                             0.59%            $3,869.34          0.59%               90.97%
41   Autozone Inc                                      0.57%            $3,761.07          0.57%               91.54%
42   Sherwin Williams Co                               0.57%            $3,760.47          0.57%               92.11%
43   Nordstrom Inc                                     0.56%            $3,682.45          0.56%               92.67%
44   Rubbermaid Inc                                    0.55%            $3,589.43          0.55%               93.22%
45   Whirlpool Corp                                    0.54%            $3,571.67          0.54%               93.76%
46   Harcourt General Inc                              0.52%            $3,428.09          0.52%               94.28%
47   Circuit City Stores Circuit City Grp              0.51%            $3,331.42          0.51%               94.79%
48   Dillards Inc                                      0.48%            $3,138.58          0.48%               95.27%
49   Laidlaw Inc                                       0.47%            $3,112.24          0.47%               95.74%
50   Stanley Works                                     0.40%            $2,641.00          0.40%               96.14%
51   Consolidated Stores Corp                          0.33%            $2,145.92          0.33%               96.47%
52   Armstrong World Industries Inc                    0.33%            $2,140.80          0.33%               96.79%
53   Centex Corp                                       0.31%            $2,056.65          0.31%               97.11%
54   Snap On Inc                                       0.28%            $1,821.54          0.28%               97.38%

                             IXY COMPONENT WEIGHTS

                                                                                                         PRICE         MARKET
            COMPANY NAME                          TICKER            SHARES            MULTIPLIER        9/30/98    CAPITALIZATION
55   Ryder System Inc                               R               73,225,000          1.00000         24.8750       $1,821.47
56   Owens Corning Inc                              OWC             54,020,000          1.00000         32.5625       $1,759.03
57   Liz Claiborne Inc                              LIZ             66,034,000          1.00000         26.1875       $1,729.27
58   Cooper Tire And Rubber Co                      CTB             77,442,000          1.00000         18.0000       $1,393.96
59   Brunswick Corp                                 BC              99,074,000          1.00000         13.0000       $1,287.96
60   Venator Group Inc                              Z              135,286,000          1.00000          8.6875       $1,175.30
61   Fruit of The Loom Inc                          FTL             72,093,000          1.00000         15.0625       $1,085.90
62   Pulte Corp                                     PHM             43,115,000          1.00000         24.6875       $1,064.40
63   Fleetwood Enterprises Inc                      FLE             34,427,000          1.00000         30.1875       $1,039.27
64   Russell Corp                                   RML             36,218,000          1.00000         26.2500         $950.72
65   Kaufman and Broad Home Corp                    KBH             39,854,000          1.00000         23.4375         $934.08
66   Pep Boys Manny Moe and Jack                    PBY             63,775,000          1.00000         13.6250         $868.93
67   Reebok International Ltd                       RBK             56,445,000          1.00000         13.5625         $765.54
68   Tupperware Corp                                TUP             57,722,000          1.00000         11.7500         $678.23
69   Springs Industries Inc                         SMI             18,460,000          1.00000         34.7500         $641.49
                                                                                                                    $657,412.97



                                                  MARKET          INDEX MARKET        INDEX              CUMULATIVE
            COMPANY NAME                          WEIGHT         CAPITALIZATION       WEIGHT               WEIGHT
55   Ryder System Inc                              0.28%            $1,821.47          0.28%               97.66%
56   Owens Corning Inc                             0.27%            $1,759.03          0.27%               97.93%
57   Liz Claiborne Inc                             0.26%            $1,729.27          0.26%               98.19%
58   Cooper Tire And Rubber Co                     0.21%            $1,393.96          0.21%               98.40%
59   Brunswick Corp                                0.20%            $1,287.96          0.20%               98.60%
60   Venator Group Inc                             0.18%            $1,175.30          0.18%               98.78%
61   Fruit of The Loom Inc                         0.17%            $1,085.90          0.17%               98.94%
62   Pulte Corp                                    0.16%            $1,064.40          0.16%               99.11%
63   Fleetwood Enterprises Inc                     0.16%            $1,039.27          0.16%               99.26%
64   Russell Corp                                  0.14%              $950.72          0.14%               99.41%
65   Kaufman and Broad Home Corp                   0.14%              $934.08          0.14%               99.55%
66   Pep Boys Manny Moe and Jack                   0.13%              $868.93          0.13%               99.68%
67   Reebok International Ltd                      0.12%              $765.54          0.12%               99.80%
68   Tupperware Corp                               0.10%              $678.23          0.10%               99.90%
69   Springs Industries Inc                        0.10%              $641.49          0.10%              100.00%
                                                                  $657,412.97

                              IXB INDUSTRY GROUPS

                                          MARKET            MARKET        INDEX MARKET        INDEX        CUMULATIVE
     INDUSTRY                         CAPITALIZATION        WEIGHT       CAPITALIZATION       WEIGHT      INDEX WEIGHT
Major Chemicals                         $132,794.01         42.72%        $132,794.01         42.72%          42.72%
Specialty Chem.                          $47,228.79         15.19%         $47,228.79         15.19%          57.92%
Paper & Forest Prod                      $46,942.00         15.10%         $46,942.00         15.10%          73.02%
Aluminum                                 $22,296.29          7.17%         $22,296.29          7.17%          80.19%
Gold Mining                              $18,662.47          6.00%         $18,662.47          6.00%          86.19%
Packaging                                $12,764.59          4.11%         $12,764.59          4.11%          90.30%
Steel                                    $12,007.79          3.86%         $12,007.79          3.86%          94.16%
Non-Ferous Metals                         $8,910.95          2.87%          $8,910.95          2.87%          97.03%
Metal Containers                          $4,402.98          1.42%          $4,402.98          1.42%          98.45%
Glass Container                           $3,883.65          1.25%          $3,883.65          1.25%          99.70%
Metal Fabricators                           $942.86          0.30%            $942.86          0.30%         100.00%
                       TOTAL            $310,836.38        100.00%        $310,836.38        100.00%

                              IXE INDUSTRY GROUPS

                                          MARKET            MARKET        INDEX MARKET        INDEX        CUMULATIVE
     INDUSTRY                         CAPITALIZATION        WEIGHT       CAPITALIZATION       WEIGHT      INDEX WEIGHT
Intl' Oil                              $377,725.89          56.53%        $421,233.51         63.04%         63.04%
Domestic Oil                           $119,923.41          17.95%        $121,578.81         18.20%         81.24%
Natural Gas Pipeline                    $64,452.71           9.65%         $50,190.70          7.51%         88.75%
Oil Services                            $64,437.96           9.64%         $50,175.95          7.51%         96.26%
Oil & Gas Producer                      $30,349.64           4.54%         $18,464.63          2.76%         99.02%
Oil Refining & Marketing                $11,282.07           1.69%          $6,528.07          0.98%        100.00%
                           TOTAL       $668,171.67         100.00%        $668,171.67        100.00%

                              IXI INDUSTRY GROUPS

                                          MARKET            MARKET        INDEX MARKET        INDEX        CUMULATIVE
     INDUSTRY                         CAPITALIZATION        WEIGHT       CAPITALIZATION       WEIGHT      INDEX WEIGHT
Electrical Equip.                      $286,289.82          54.94%        $151,485.57         30.12%         30.12%
Conglomerate                           $100,055.08          19.20%        $122,973.68         24.45%         54.58%
Industrial Machinery                    $29,564.82           5.67%         $49,811.33          9.90%         64.48%
Heavy Duty Trucks                       $17,326.10           3.32%         $39,897.07          7.93%         72.41%
Pollution Control                       $32,738.06           6.28%         $36,601.50          7.28%         79.69%
Machinery - Ag.                         $25,817.77           4.95%         $36,400.87          7.24%         86.93%
Specialty Machinery                     $12,599.18           2.42%         $26,245.67          5.22%         92.15%
Process Controls                        $12,315.67           2.36%         $25,449.52          5.06%         97.21%
Engineering & Construc.                  $3,802.26           0.73%         $10,462.13          2.08%         99.29%
Machine Tools                              $605.54           0.12%          $3,569.40          0.71%        100.00%
                           TOTAL       $521,114.30         100.00%        $502,896.75        100.00%

                              IXM INDUSTRY GROUPS

                                     MARKET            MARKET     INDEX MARKET     INDEX      CUMULATIVE
      INDUSTRY                    CAPITALIZATION       WEIGHT    CAPITALIZATION    WEIGHT     INDEX WEIGHT
Regional Bank                        $467,640.79        36.67%      $467,640.79     36.67%       36.67%
Multinational Bank                   $144,009.40        11.29%      $144,009.40     11.29%       47.97%
Insurance - Specialty                $105,843.23         8.30%      $105,843.23      8.30%       56.27%
Govt Sponsored Agency                $105,729.45         8.29%      $105,729.45      8.29%       64.56%
Insurance - Multiline                 $86,414.20         6.78%       $86,414.20      6.78%       71.34%
Insurance - Life                      $68,606.76         5.38%       $68,606.76      5.38%       76.72%
Insurance - P&C                       $63,516.84         4.98%       $63,516.84      4.98%       81.70%
Brokerage                             $59,084.78         4.63%       $59,084.78      4.63%       86.33%
Diversified Financials                $51,565.86         4.04%       $51,565.86      4.04%       90.38%
Financial - Consumer                  $45,682.92         3.58%       $45,682.92      3.58%       93.96%
Savings & Loan                        $24,721.16         1.94%       $24,721.16      1.94%       95.90%
Insurance - Broker                    $23,610.56         1.85%       $23,610.56      1.85%       97.75%
Credit Card                           $21,156.26         1.66%       $21,156.26      1.66%       99.41%
Investment Advisors                    $7,559.30         0.59%        $7,559.30      0.59%      100.00%
                   TOTAL           $1,275,141.52       100.00%    $1,275,141.52    100.00%

                              IXR INDUSTRY GROUPS

                                          MARKET            MARKET        INDEX MARKET        INDEX        CUMULATIVE
     INDUSTRY                         CAPITALIZATION        WEIGHT       CAPITALIZATION       WEIGHT      INDEX WEIGHT
Drugs                                   $722,441.40         38.36%          $722,441.40       38.36%        38.36%
Medical Supplies                        $274,171.68         14.56%          $274,171.68       14.56%        52.92%
Household Products                      $192,894.78         10.24%          $192,894.78       10.24%        63.17%
Beverages - Softdrink                   $185,430.73          9.85%          $185,430.73        9.85%        73.01%
Foods                                   $178,060.62          9.46%          $178,060.62        9.46%        82.47%
Tobacco                                 $117,975.32          6.26%          $117,975.32        6.26%        88.73%
Food Retailer                            $58,180.69          3.09%           $58,180.69        3.09%        91.82%
Cosmetic & Personal Care                 $57,368.60          3.05%           $57,368.60        3.05%        94.87%
Retail - Drug Stores                     $49,714.34          2.64%           $49,714.34        2.64%        97.51%
Beverages - Brewers                      $46,877.77          2.49%           $46,877.77        2.49%       100.00%
                 GRAND TOTAL          $1,883,115.93        100.00%        $1,883,115.93      100.00%

                              IXT INDUSTRY GROUPS

                                          MARKET            MARKET        INDEX MARKET        INDEX        CUMULATIVE
     INDUSTRY                         CAPITALIZATION        WEIGHT       CAPITALIZATION       WEIGHT      INDEX WEIGHT
Computer Software                       $339,014.33         19.29%         $339,014.33        19.29%        19.29%
Telecom - Long Distance                 $223,326.84         12.71%         $223,326.84        12.71%        32.00%
Computer Systems                        $214,067.84         12.18%         $214,067.84        12.18%        44.18%
Semiconductor                           $188,672.59         10.74%         $188,672.59        10.74%        54.91%
PC - Workstation                        $170,000.23          9.67%         $170,000.23         9.67%        64.58%
Telecom - Equipment                     $136,173.46          7.75%         $136,173.46         7.75%        72.33%
Telecom - Network                       $113,075.51          6.43%         $113,075.51         6.43%        78.77%
Computer Services                        $71,638.81          4.08%          $71,638.81         4.08%        82.84%
Telecom - Wireless                       $64,122.36          3.65%          $64,122.36         3.65%        86.49%
Aerospace                                $59,947.28          3.41%          $59,947.28         3.41%        89.90%
Defense Electronics                      $57,358.52          3.26%          $57,358.52         3.26%        93.17%
Office Equipment                         $44,182.80          2.51%          $44,182.80         2.51%        95.68%
Imaging                                  $25,896.99          1.47%          $25,896.99         1.47%        97.15%
Biotech                                  $19,187.36          1.09%          $19,187.36         1.09%        98.24%
Connectors                               $16,133.48          0.92%          $16,133.48         0.92%        99.16%
Electronics - Instrumentation             $7,491.46          0.43%           $7,491.46         0.43%        99.59%
Info Processing - Peripherials            $6,091.64          0.35%           $6,091.64         0.35%        99.94%
Wireless Equipment                        $1,140.88          0.06%           $1,140.88         0.06%       100.00%
                      TOTAL           $1,757,522.37        100.00%       $1,757,522.37       100.00%

                              IXU INDUSTRY GROUPS

                                          MARKET            MARKET        INDEX MARKET        INDEX        CUMULATIVE
     INDUSTRY                         CAPITALIZATION        WEIGHT       CAPITALIZATION       WEIGHT      INDEX WEIGHT
Telecom - Local                       $380,132.73           61.18%         $358,198.90        57.69%        57.69%
Electric Utility                      $236,057.90           37.99%         $255,038.58        41.07%        98.76%
Natural Gas Distributors                $5,184.86            0.83%           $7,704.31         1.24%       100.00%
                      TOTAL           $621,375.49          100.00%         $620,941.79       100.00%

                              IXV INDUSTRY GROUPS

                                          MARKET            MARKET        INDEX MARKET        INDEX        CUMULATIVE
     INDUSTRY                         CAPITALIZATION        WEIGHT       CAPITALIZATION       WEIGHT      INDEX WEIGHT
Entertainment                         $125,226.30           27.09%        $125,226.30         27.09%         27.09%
Media Broadcasting                     $95,955.09           20.75%         $95,955.09         20.75%         47.84%
News - Info Services                   $63,224.82           13.68%         $63,224.82         13.68%         61.52%
Restaurants                            $51,881.55           11.22%         $51,881.55         11.22%         72.74%
Hospital Management                    $24,989.65            5.41%         $24,989.65          5.41%         78.14%
Health Care Info Tech                  $24,143.23            5.22%         $24,143.23          5.22%         83.37%
Lodging & Cruise                       $20,143.46            4.36%         $20,143.46          4.36%         87.72%
HMOs                                   $19,603.99            4.24%         $19,603.99          4.24%         91.96%
Advertising & Marketing                $14,982.73            3.24%         $14,982.73          3.24%         95.20%
Death Care                              $8,200.16            1.77%          $8,200.16          1.77%         96.98%
Misc. Service                           $5,171.30            1.12%          $5,171.30          1.12%         98.10%
Alternative Site Care                   $4,437.49            0.96%          $4,437.49          0.96%         99.06%
Gaming - Casino                         $4,365.27            0.94%          $4,365.27          0.94%        100.00%
                       TOTAL          $462,325.04          100.00%        $462,325.04        100.00%

                              IXY INDUSTRY GROUPS

                                          MARKET            MARKET        INDEX MARKET        INDEX        CUMULATIVE
     INDUSTRY                         CAPITALIZATION        WEIGHT       CAPITALIZATION       WEIGHT      INDEX WEIGHT
Retail - Mass Merchandize             $161,617.84           24.58%       $161,617.84          24.58%       24.58%
Auto                                  $123,808.14           18.83%       $123,808.14          18.83%       43.42%
Retail - Building Materials            $69,238.18           10.53%        $69,238.18          10.53%       53.95%
Retail - Dept. Stores                  $51,673.64            7.86%        $51,673.64           7.86%       61.81%
Railroad                               $46,006.85            7.00%        $46,006.85           7.00%       68.81%
Retail - Apparel                       $31,370.81            4.77%        $31,370.81           4.77%       73.58%
Airline                                $29,025.97            4.42%        $29,025.97           4.42%       77.99%
Specialty Retail                       $18,041.23            2.74%        $18,041.23           2.74%       80.74%
Building Materials                     $13,938.48            2.12%        $13,938.48           2.12%       82.86%
Toys                                   $12,082.79            1.84%        $12,082.79           1.84%       84.70%
Housewares                             $11,758.48            1.79%        $11,758.48           1.79%       86.48%
Shoes                                  $11,357.49            1.73%        $11,357.49           1.73%       88.21%
Auto Parts                             $11,205.71            1.70%        $11,205.71           1.70%       89.92%
Tires                                   $9,479.92            1.44%         $9,479.92           1.44%       91.36%
Retail - Consumer Elec.                 $8,701.05            1.32%         $8,701.05           1.32%       92.68%
Apparel Manufacturers                   $8,320.98            1.27%         $8,320.98           1.27%       93.95%
Appliances                              $7,939.12            1.21%         $7,939.12           1.21%       95.16%
Airfreight                              $6,607.60            1.01%         $6,607.60           1.01%       96.16%
Hardware & Tools                        $6,510.33            0.99%         $6,510.33           0.99%       97.15%
Truckers                                $4,933.71            0.75%         $4,933.71           0.75%       97.90%
Retail - Auto Parts                     $4,630.01            0.70%         $4,630.01           0.70%       98.61%
Home Builders                           $4,055.13            0.62%         $4,055.13           0.62%       99.22%
Home Furnishings                        $2,140.80            0.33%         $2,140.80           0.33%       99.55%
Rec. Equipment                          $1,287.96            0.20%         $1,287.96           0.20%       99.74%
Manufactured Housing                    $1,039.27            0.16%         $1,039.27           0.16%       99.90%
Textiles                                  $641.49            0.10%           $641.49           0.10%      100.00%
                       TOTAL          $657,412.97          100.00%       $657,412.97         100.00%

                                     PART C
                                OTHER INFORMATION

 ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITs

(a)  Financial Statements:
          Part B: Statements of Assets and Liabilities as of _________, 1998 Statements of Operations as of ________, 1998

 (b)  Exhibits:
    (1)                             Amended and Restated Declaration of Trust.

    (2)                             By-Laws of the Trust.

    (3)                             Not applicable.

    (4) Form of global certificate evidencing shares of the Beneficial Interest, $.001 par value, of each Select Sector SPDR Fund.

    (5) Investment Advisory Agreement between the Trust and State Street Bank and Trust Company.

    (6)(a) Distribution Agreement between the Trust and ALPS Mutual Funds Services, Inc.

    (6)(b)                          Form of Participant Agreement.

    (6)(c)                          Form of Investor Services Agreement.

    (6)(d)                          Forms of Soliciting Dealer Agreement.

    (7)                             Not applicable.

    (8) Custodian Agreement between the Trust and State Street Bank and Trust Company.

    (9)(a) Administration Agreement between the Trust and State Street Bank and Trust Company.

    (9)(b) Transfer Agency Services Agreement between the Trust and State Street Bank and Trust Company.

    (9)(c) Sub-License Agreement between the Trust, Merrill Lynch and Standard & Poor's Corporation.*

    (9)(d)                          Form of DTC Letter of Representation.

    (10)                            Opinion of Gordon Altman Butowsky Weitzen
                                    Shalov & Wein.

    (11)                            Consent of Independent Accountants.

    (12)                            Not applicable.

    (13) Form of Subscription Agreement(s) between the Trust and ALPS Mutual Funds Services, Inc.

    (14)                            Not applicable.
    (15)                            Form of 12b-1 Plan.
    (16)                            Not applicable
    (17)                            Financial Data Schedule.*
    (18)                            Not applicable.
    Other                           Powers of Attorney.
    *  To be filed by amendment.

ITEM 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Immediately prior to the contemplated public offering of the Trust Shares, ALPS Mutual Fund Services, Inc. will be the sole shareholder of the Trust.

ITEM 26.      NUMBER OF HOLDERS OF SECURITIES

    As of              , 1998, the sole holder of beneficial interest, par value
$.001 per share, of each of the initial nine Select Sector SPDR Funds of the Trust was ALPS Mutual Fund Services, Inc.

ITEM 27.      INDEMNIFICATION

    Pursuant to Section 5.3 of the Registrant's Amended and Restated Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

    Pursuant to Section 5.2 of the Registant's Amended and Restated Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant. Pursuant to paragraph 9 of the Registrant's Investment Advisory Agreement, the Adviser shall not be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the

Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

    The Registrant maintains insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.

ITEM 28.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    See "Management of the Trust" in the Statement of Additional Information. Neither the investment adviser of the Registrant nor any director, officer or partner of the investment adviser is, or has been, at any time during the past two years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, in any other business, profession, vocation or employment of a substantial nature.

ITEM 29.      PRINCIPAL UNDERWRITERS

(a) ALPS Mutual Funds Services, Inc. is the Trust's principal underwriter/distributor. ALPS also acts as a principal underwriter/distributor for various other unrelated investment companies.

(b) The following is a list of the executive officers and directors of ALPS Mutual Funds Services, Inc.:

Name                                    Positions and Offices                   Positions and Offices
and Principal Business Address *        with Underwriter                        with Registrant
=================================       =================================       ============================
W. Robert Alexander                     Chairman and Chief Executive            None
                                        Officer
Arthur J. L. Lucey                      President and Secretary                 None
Thomas A. Carter                        Vice President and Chief                None
                                        Financial Officer

Edmund J. Burke                         Executive Vice President                None
James V. Hyatt                          General Counsel                         None
Jeremy O. May                           Vice President                          None
William N. Paston                       Vice President                          None

John S. Hannon, Jr.                     Director                                None
Rick A. Pederson                        Director                                None
Chris Woessner                          Director                                None


(c)  Not applicable.


ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of the Administrator, State Street Bank & Trust Company, 1776 Heritage Drive, AFB-4, North Quincy, Massachusetts
02171.


ITEM 31.      MANAGEMENT SERVICES

    Not applicable.


--------

*        All addresses are 370 Seventeenth Street, Suite 3100, Denver, Colorado
         80202.

ITEM 32.      UNDERTAKINGS

    The Trust hereby undertakes that it will file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if the Trust proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act (15 U.S.C. 80a-14(a)(3)).

    The Trust hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares of common stock and, in connection with such meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

                                                    SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 2 to Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and State of Massachusetts on the 5th day of November 1998.

                         THE SELECT SECTOR SPDR(R) TRUST

                                            By  /s/ Howard Fairweather
                                                -----------------------
                                                Howard H. Fairweather
                                                President

    Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 2 to Registrant's Registration Statement has been signed below by the following person in the capacities and on the date indicated.

    SIGNATURE                                  TITLE                            DATE

1.  Principal Executive Officer
    ---------------------------
    /s/ Howard Fairweather                   President and            November 5, 1998
    --------------------------
    Howard H. Fairweather                    Secretary

2.  Principal Financial Officer
    ---------------------------
    E. Davis Hawkes, Jr.*                    Treasurer and            November 4, 1998
                                             Assistant Secretary
3.  Majority of Trustees
    ---------------------------
    John W. English*                         Trustee                  November 4, 1998

    George R. Gaspari*                       Trustee                  November 4, 1998


*By:  /s/ Stuart M. Strauss
      ---------------------
          Stuart M. Strauss, Esq.
          Attorney-in-Fact

Power of Attorney Dated: October 26, 1998

    SIGNATURE             TITLE                      DATE

Burton G. Malkiel*        Trustee             November 4, 1998

Ernest J. Scalberg*       Trustee             November 4, 1998

R. Charles Tschampion*    Trustee             November 4, 1998

Cheryl Burgermeister*     Trustee             November 4, 1998


*By:  /s/ Stuart M. Strauss
      ---------------------
      Stuart M. Strauss, Esq.
      Attorney-in-Fact

Power of Attorney Dated: October 26, 1998

                                EXHIBIT INDEX
                                -------------

Exhibit No.                             Description
-----------                             -----------

    (1)                   Amended and Restated Declaration of Trust.

    (2)                   By-Laws of the Trust.

    (4) Form of global certificate evidencing shares of the Beneficial Interest, $.001 par value, of each Select Sector SPDR Fund.

    (5) Investment Advisory Agreement between the Trust and State Street Bank and Trust Company.

    (6)(a) Distribution Agreement between the Trust and ALPS Mutual Funds Services, Inc.

    (6)(b)                Form of Participant Agreement.

    (6)(c)                Form of Investor Services Agreement.

    (6)(d)                Forms of Soliciting Dealer Agreement.

    (8)(a) Custodian Agreement between the Trust and State Street Bank and Trust Company.

    (9)(a) Administration Agreement between the Trust and State Street Bank and Trust Company.

    (9)(b) Transfer Agency Services Agreement between the Trust and State Street Bank and Trust Company.

    (9)(d)                Form of DTC Letter of Representation.

    (10)                  Opinion of Gordon Altman Butowsky Weitzen
                          Shalov & Wein.

    (11)                  Consent of Independent Accountants.

    (13) Form of Subscription Agreement(s) between the Trust and ALPS Mutual Funds Services, Inc.

    (15)                  Form of 12b-1 Plan.

    Other                 Powers of Attorney.